united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of Registrant as specified in charter)

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Address of principal executive offices) (Zip code)

Ultimus Fund Solutions ___

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/21

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Catalyst Insider Income Fund
(IIXAX, IIXCX, IIXIX)
Catalyst Enhanced Income Strategy Fund
(EIXAX, EIXCX, EIXIX)
Catalyst/MAP Global Balanced Fund
(TRXAX, TRXCX, TRXIX)
Catalyst/CIFC Floating Rate Income Fund
(CFRAX, CFRCX, CFRIX)
Catalyst/SMH High Income Fund
(HIIFX, HIICX, HIIIX)
Catalyst/SMH Total Return Income Fund
(TRIFX, TRICX, TRIIX)
Catalyst/Stone Beach Income Opportunity Fund
(IOXAX, IOXCX, IOXIX)

December 31, 2021

Mutual Fund Series Trust

CATALYST FUNDS

SEMI-ANNUAL REPORT

TABLE OF CONTENTS

Investment Review	Page 1

Schedules of Investments	Page 8

Statements of Assets and Liabilities	Page 53

Statements of Operations	Page 54

Statements of Changes in Net Assets	Page 55

Financial Highlights	Page 58

Notes to Financial Statements	Page 72

Supplemental Information	Page 87

Expense Example	Page 90

Privacy Notice	Page 91

Catalyst Insider Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for each of the periods ended December 31, 2021, compared to its benchmark:

			Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	0.19%	1.85%	3.62%	2.09%
Class A with load	-4.55%	-2.98%	2.62%	1.42%
Class C	-0.19%	1.09%	2.91%	1.38%
Class I	0.42%	2.21%	3.94%	2.39%
Bloomberg 1-3 Year U.S. Government/Credit Index(a)	-0.47%	-0.47%	1.85%	1.54%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s prospectus dated November 1, 2021, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 1.37% for Class A, 2.12% for Class C and 1.12% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Bloomberg 1-3 Year U.S. Government/Credit Index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities of between 1 and 3 years and are publicly issued. Investors cannot invest direct in an index.

**	Inception date is July 29, 2014.

Top 10 Holdings by Industry	% of Net Assets
Asset Management	26.1%
Retail - Discretionary	16.1%
Specialty Finance	11.7%
Health Care Facilities & Services	8.4%
Real Estate Investment Trusts	8.4%
Biotech & Pharma	5.8%
Steel	4.5%
Food	4.4%
Aerospace & Defense	4.3%
Software	2.5%
Other/Cash & Equivalents	7.8%
100.0%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Enhanced Income Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for the period ended December 31, 2021, compared to its benchmarks:

			Annualized
	6 Month Return	1 Year Return	Since Inception**
Class A	1.33%	4.30%	8.85%
Class A with load	-4.46%	-1.71%	6.72%
Class C	0.98%	3.51%	8.01%
Class I	1.45%	4.55%	9.10%
Bloomberg U.S. Aggregate Bond Index(a)	0.06%	-1.54%	4.79%
Bloomberg U.S. Mortgage Backed Securities Index(b)	-0.27%	-1.04%	3.01%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s prospectus dated November 1, 2021, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 2.04% for Class A, 2.79% for Class C and 1.79% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Bloomberg U.S. Aggregate Bond Index is a broad-based index that measures the investment grade, US dollar-denominated, fix-rated taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). Investors cannot invest direct in an index.

(b)	The Bloomberg US Mortgage Backed Securities (MBS) Index tracks fixed-rate agency mortgage backed passthrough securities guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The index is constructed by grouping individual TBA-deliverable MBS pools into aggregates or generics based on program, coupon and vintage. Investors cannot invest direct in an index.

**	Inception date is December 31, 2018.

Top Holdings by Security Type	% of Net Assets
Collateralized Mortgage Obligations	41.1%
Non Agency CMBS	21.2%
Residential Mortgage	14.8%
Home Equity	12.8%
U.S. Government & Agency Obligations	5.6%
Other ABS	1.2%
Manufactured Housing	0.5%
Auto Loans	0.4%
Other/Cash & Equivalents	2.4%
100.0%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/MAP Global Balanced Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for each of the periods ended December 31, 2021, compared to its benchmarks:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception**
Class A	2.97%	9.68%	6.38%	6.17%	5.91%
Class A with load	-2.95%	3.37%	5.13%	5.54%	5.31%
Class C	2.63%	8.84%	5.60%	5.39%	5.12%
Class I	3.09%	9.93%	6.66%	N/A	4.82%
MSCI All Country World Stock Index(a)	5.75%	19.04%	14.97%	12.44%	10.80%
MSCI All Country World Stock Value Index Gross(b)	5.15%	20.41%	9.48%	9.61%	8.20%
ICE BofA ML A-AAA 1-3yr U.S. Corp. Index(c)	-0.43%	-0.24%	2.39%	2.14%	2.01%
50% MSCI ACWI U.S./50% ICE BofA ML A-AAA 1-3yr U.S. Corp. Index(d)	2.71%	9.12%	8.79%	7.39%	6.56%
50% MSCI ACWI U.S. Value Index Gross/50% ICE BofA ML A-AAA 1-3yr U.S. Corp. Index(e)	2.43%	9.80%	6.20%	6.06%	5.32%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s prospectus dated November 1, 2021, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 2.01% for Class A, 2.76% for Class C, and 1.76% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The MSCI All Country World Stock Index is maintained by Morgan Stanley Capital International, and is comprised of stocks from both developed and emerging markets. Investors cannot invest directly in an index.

(b)	The MSCI All Country World Stock Value Index Gross captures large and mid cap securities exhibiting overall value style characteristics across 23 Developed Markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. Investors cannot invest directly in an index.

(c)	The ICE BofA ML A-AAA 1-3yr U.S. Corp. Index includes publicly issued U.S. Treasury debt, U.S. government agency debt, taxable debt issued by U.S. states and territories and their political subdivisions, debt issued by U.S. and non-U.S. corporations, non-U.S. government debt and supranational debt. Investors cannot invest directly in an index.

(d)	The 50% MSCI AWCI U.S./50% ICE BofA ML A-AAA 1-3yr US Corp. Index. is made up of two indices; ICE BofA ML U.S. Corporate & Government 1-3yrs Index, and MSCI AC World Index. Investors cannot invest directly in an index.

(e)	The 50% MSCI AWCI U.S Value Index Gross/50% ICE BofA ML A-AAA 1-3yr U.S. Corp. Index. is made up of two indices; ICE BofA ML U.S. Corporate & Government 1-3yrs Index, and MSCI AC World Value Index Gross. Investors cannot invest directly in an index.

**	Inception date is July 29, 2011, for Class A, Class C and the benchmark, and June 6, 2014, for Class I.

Top 10 Holdings by Industry	% of Net Assets
Biotech & Pharma	14.9%
Technology Hardware	8.2%
Leisure Facilities & Services	7.4%
Telecommunications	6.7%
Food	6.6%
Gas & Water Utilities	6.3%
U.S. Government & Agencies	5.1%
Semiconductors	5.1%
Wholesale - Consumer Staples	4.1%
Tobacco & Cannabis	3.9%
Other/Cash & Equivalents	31.7%
100.0%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/CIFC Floating Rate Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for each of the periods ended December 31, 2021, compared to its benchmark:

			Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	1.41%	3.82%	4.73%	4.04%
Class A with load	-3.41%	-1.15%	3.70%	3.48%
Class C	1.05%	3.08%	3.94%	3.26%
Class I	1.53%	4.06%	5.01%	4.31%
S&P/LSTA U.S. Leveraged Loan 100 Index (a)	1.34%	3.54%	3.88%	3.67%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s prospectus dated November 1, 2020, the Fund’s total gross annual operating expenses, including the cost of underlying funds are 1.60% for Class A and 2.35% for Class C, and 1.35% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

Performance information for the period prior to November 2018 does not reflect the Fund’s current strategy and the Fund’s portfolio was not managed by the Fund’s current sub-advisor.

(a)	The S&P/LSTA U.S. Leveraged Loan 100 Index is a market value-weighted index designed to measure the performance of the U.S. leveraged loan market. The Index consists of 100 loan facilities drawn from a larger benchmark - the S&P/SLTA (Loan Syndications and Trading Association) Leveraged Loan Index (LLI). Investors cannot invest directly in an index.

**	Inception date is December 31, 2012.

Top Ten Holdings by Industry	% of Net Assets
Health Care Facilities & Services	14.6%
Software	11.6%
Technology Services	9.8%
Commercial Support Services	7.2%
Insurance	6.0%
Leisure Facilities & Services	4.7%
Retail - Discretionary	4.7%
Internet Media & Services	3.9%
Containers & Packaging	3.6%
Asset Management	2.2%
Other/Cash & Equivalents	31.7%
100.0%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/SMH High Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for each of the periods ended December 31, 2021, compared to its benchmark:

			Annualized	Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception **	Since Inception ***
Class A	-0.59%	8.03%	6.81%	2.79%	3.68%	N/A
Class A with load	-5.31%	2.90%	5.78%	2.29%	3.31%	N/A
Class C	-0.76%	7.20%	6.06%	2.04%	2.92%	N/A
Class I	-0.47%	8.02%	7.08%	N/A	N/A	2.23%
ICE BofA Merrill Lynch U.S. Cash Pay High Yield Index(a)	1.65%	5.29%	6.09%	6.69%	7.28%	5.91%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s prospectus dated November 1, 2021, the Fund’s total gross annual operating expenses are 2.05% for Class A, 2.80% for Class C and 1.75% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

Performance information for the period prior to September 2013 does not reflect the Fund’s current strategy and the Fund’s portfolio was not managed by the Fund’s current Sub-Advisor.

(a)	The ICE BofA Merrill Lynch U.S. Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market. Investors cannot invest directly in an index.

**	Inception date is May 21, 2008 for Class A and Class C.

***	Inception date is July 1, 2013 for Class I.

Top 10 Holdings by Industry	% of Net Assets
Retail - Discretionary	12.6%
REITs	10.3%
Asset Management	8.1%
Oil & Gas Producers	7.6%
Steel	6.8%
Specialty Finance	6.7%
Automotive	6.6%
Internet Media & Services	6.6%
Oil & Gas Services & Equipment	5.9%
Home Construction	5.4%
Other/Cash & Equivalents	23.4%
100.0%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/SMH Total Return Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for each of the periods ended December 31, 2021, compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception**	Since Inception***
Class A	2.78%	24.45%	10.31%	5.75%	3.84%	N/A
Class A with load	-3.13%	17.29%	9.01%	5.13%	3.39%	N/A
Class C	2.36%	23.54%	9.45%	4.95%	3.05%	N/A
Class I	3.12%	24.81%	10.61%	N/A	N/A	4.70%
S&P 500 Total Return Index(a)	11.67%	28.71%	18.47%	16.55%	11.75%	15.81%
ICE BofA Merrill Lynch U.S. Cash Pay High Yield Index(b)	1.65%	5.29%	6.09%	6.69%	7.28%	5.91%
Blended Index (c)	6.66%	16.60%	12.28%	11.64%	9.65%	10.89%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s prospectus dated November 1, 2021, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 3.26% for Class A, 4.02% for Class C and 3.01% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

Performance information for the period prior to September 2013 does not reflect the Fund’s current strategy and the Fund’s portfolio was not managed by the Fund’s current sub-advisor.

(a)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

(b)	The ICE BofA Merrill Lynch U.S. Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market. Investors cannot invest directly in an index.

(c)	Blended Index reflects an unmanaged portfolio of 50% of the S&P 500 Total Return Index and 50% of the ICE BofA Merrill Lynch U.S. Cash Pay High Yield Index. Investors cannot invest directly in an index.

**	Inception date is May 21, 2008 for Class A, Class C and the Benchmark.

***	Inception date is July 1, 2013 for Class I and the Benchmark.

Top 10 Holdings by Industry	% of Net Assets
Asset Management	20.8%
REITs	17.6%
Oil & Gas Services & Equipment	7.5%
Retail - Discretionary	7.0%
Internet Media & Services	6.5%
Oil & Gas Producers	6.5%
Automotive	6.2%
Specialty Finance	5.7%
Home Construction	5.3%
Machinery	3.4%
Other/Cash & Equivalents	13.5%
100.0%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Stone Beach Income Opportunity Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for each of the periods ended December 31, 2021, compared to its benchmarks:

			Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	-2.00%	-4.45%	1.71%	1.72%
Class A with load	-6.67%	-8.96%	0.73%	1.03%
Class C	-2.38%	-5.17%	0.97%	0.95%
Class I	-1.99%	-4.31%	1.92%	1.94%
Bloomberg U.S. MBS Index (a)	-0.27%	-1.04%	2.50%	2.28%
ICE BofA Merrill Lynch High Yield U.S. Corporate Cash Pay Index (b)	1.65%	5.29%	6.09%	5.75%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s prospectus dated November 1, 2020, the Fund’s total gross annual operating expenses are 2.20% for Class A, 2.95% for Class C and 1.95% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Bloomberg U.S. MBS Index tracks fixed-rate agency mortgage backed passthrough securities guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The index is constructed by grouping individual TBA-deliverable MBS pools into aggregates or generics based on program, coupon and vintage. Investors cannot invest directly in an index.

(b)	The ICE BofA Merrill Lynch U.S. Corporate Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market. Investors cannot invest directly in an index.

**	Inception date is November 20, 2014.

Top Holdings by Security Type & Issuer Type	% of Net Assets
Collateralized Mortgage Obligations	41.0%
Agency Fixed Rate	4.1%
Agency CMBS	2.1%
Specialty Finance	1.9%
Equity	0.5%
Electrical Equipment	0.5%
Other/Cash & Equivalents	49.9%
100.0%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 27.4%
	ASSET MANAGEMENT — 14.6%
7,079,000	Prospect Capital Corporation	6.3750	03/01/25	$7,796,102
6,039,000	RWT Holdings, Inc.	5.7500	10/01/25	6,205,073
3,400,000	WisdomTree Investments, Inc.(a)	3.2500	06/15/26	3,295,949
				17,297,124
	BIOTECH & PHARMA — 1.1%
1,310,000	Ligand Pharmaceuticals, Inc.	0.7500	05/15/23	1,310,819

	SPECIALTY FINANCE — 11.7%
4,620,000	Redwood Trust, Inc.	5.6250	07/15/24	4,683,525
100,000	SoFi Technologies, Inc.(a)	—	10/15/26	103,755
3,300,000	Two Harbors Investment Corporation	6.2500	01/15/22	3,322,742
5,624,000	Two Harbors Investment Corporation	6.2500	01/15/26	5,694,300
				13,804,322
	TOTAL CONVERTIBLE BONDS (Cost $32,318,730)			32,412,265

	CORPORATE BONDS — 70.8%
	AEROSPACE & DEFENSE — 4.3%
4,800,000	TransDigm, Inc.(a)	8.0000	12/15/25	5,070,072

	ASSET MANAGEMENT — 11.5%
5,000,000	Icahn Enterprises, L.P. / Icahn Enterprises	6.3750	12/15/25	5,092,900
5,381,000	Oppenheimer Holdings, Inc.	5.5000	10/01/25	5,601,648
2,861,000	Prospect Capital Corporation	3.7060	01/22/26	2,913,717
				13,608,265
	BIOTECH & PHARMA — 4.7%
5,500,000	AbbVie, Inc.	3.4500	03/15/22	5,505,074

	CHEMICALS — 1.9%
2,187,000	RPM International, Inc.	3.4500	11/15/22	2,221,868

	FOOD — 4.4%
5,130,000	Tyson Foods, Inc.	4.5000	06/15/22	5,169,445

The accompanying notes are an integral part of these financial statements.

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 70.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 8.4%
4,407,000	Centene Corporation	4.2500	12/15/27	$4,601,922
5,000,000	HCA, Inc.	5.0000	03/15/24	5,380,267
				9,982,189
	REAL ESTATE INVESTMENT TRUSTS — 8.4%
2,400,000	CyrusOne, L.P. / CyrusOne Finance Corporation	2.9000	11/15/24	2,479,836
1,725,000	Omega Healthcare Investors, Inc.	4.5000	01/15/25	1,845,150
3,000,000	Omega Healthcare Investors, Inc.	4.5000	04/01/27	3,285,280
2,110,000	Sabra Health Care, L.P.	5.1250	08/15/26	2,325,211
				9,935,477
	RETAIL - DISCRETIONARY — 16.1%
4,249,000	Builders FirstSource, Inc.(a)	6.7500	06/01/27	4,487,284
14,517,000	Carvana Company(a)	5.6250	10/01/25	14,535,146
				19,022,430
	SEMICONDUCTORS — 2.2%
186,000	Broadcom Corp / Broadcom Cayman Finance Ltd.	3.1250	01/15/25	194,523
2,173,000	Broadcom Corp / Broadcom Cayman Finance Ltd.	3.8750	01/15/27	2,358,808
				2,553,331
	SOFTWARE — 2.5%
1,286,000	CA, Inc.	4.5000	08/15/23	1,335,286
1,500,000	VMware, Inc.	4.5000	05/15/25	1,635,324
				2,970,610
	STEEL — 4.5%
5,208,000	Steel Dynamics, Inc.	5.0000	12/15/26	5,353,681

	TECHNOLOGY HARDWARE — 0.6%
701,000	Dell International, LLC / EMC Corporation	5.4500	06/15/23	739,782

	TECHNOLOGY SERVICES — 1.3%
1,500,000	Visa, Inc.	2.8000	12/14/22	1,528,030

The accompanying notes are an integral part of these financial statements.

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Fair Value
TOTAL CORPORATE BONDS (Cost $83,425,122)	$83,660,254

TOTAL INVESTMENTS - 98.2% (Cost $115,743,852)	$116,072,519
OTHER ASSETS IN EXCESS OF LIABILITIES- 1.8%	2,154,611
NET ASSETS - 100.0%	$118,227,130

LLC	- Limited Liability Company

L.P.	- Limited Partnership

Ltd.	- Limited Company

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2021 the total market value of 144A securities is 27,492,206 or 23.3% of net assets.

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 92.0%
	AUTO LOAN — 0.4%
2,000,000	Carvana Auto Receivables Trust 2021-N2(a)		2.9000	03/10/28	$1,974,600
60,913	First Investors Auto Owner Trust 2017-2(a)		3.5600	09/15/23	61,113
					2,035,713
	COLLATERALIZED MORTGAGE OBLIGATIONS — 41.1%
4,615,420	Adjustable Rate Mortgage Trust 2005-12(b)	US0001M + 0.500%	0.6020	03/25/36	1,982,310
305,803	Adjustable Rate Mortgage Trust 2007-3(a),(c)		5.1590	11/25/37	272,897
928,440	Alternative Loan Trust 2004-25CB		6.0000	12/25/34	940,663
333,950	Alternative Loan Trust 2005-11CB		5.5000	06/25/25	321,800
470,874	Alternative Loan Trust 2005-11CB		5.5000	06/25/35	453,743
904,694	Alternative Loan Trust 2005-14(b)	US0001M + 0.290%	0.6820	05/25/35	700,352
128,875	Alternative Loan Trust 2005-28CB		6.0000	08/25/35	81,950
1,199,210	Alternative Loan Trust 2005-35CB		5.5000	09/25/35	1,109,096
255,728	Alternative Loan Trust 2005-3CB		5.0000	03/25/35	248,813
152,714	Alternative Loan Trust 2005-3CB		5.2500	03/25/35	149,931
2,805,107	Alternative Loan Trust 2005-43(c)		2.6960	10/25/35	2,646,181
173,349	Alternative Loan Trust 2005-46CB		5.7500	10/25/35	160,624
1,975,636	Alternative Loan Trust 2005-64CB 1A15		5.5000	12/25/35	1,986,614
805,378	Alternative Loan Trust 2005-64CB 1A3		6.0000	12/25/35	818,108
522,791	Alternative Loan Trust 2005-65CB		6.0000	01/25/36	469,503
2,290,779	Alternative Loan Trust 2005-69(b)	12MTA + 1.000%	1.0820	12/25/35	2,242,897
897,785	Alternative Loan Trust 2005-J12(d)		5.9150	11/25/35	597,937
976,072	Alternative Loan Trust 2005-J13		5.5000	11/25/35	845,748
2,855,539	Alternative Loan Trust 2006-16CB		6.0000	06/25/36	2,190,361
5,833,035	Alternative Loan Trust 2006-20CB A5(b),(e)	US0001M + 7.150%	7.0480	07/25/36	1,553,601
6,751,030	Alternative Loan Trust 2006-20CB A7(b),(e)	US0001M + 5.500%	5.3980	07/25/36	1,458,729
985,311	Alternative Loan Trust 2006-23CB		6.0000	08/25/36	1,017,402
454,400	Alternative Loan Trust 2006-28CB		6.5000	10/25/36	333,006
1,211,607	Alternative Loan Trust 2006-45T1		6.0000	02/25/37	915,332
216,426	Alternative Loan Trust 2006-4CB 2A3		5.5000	04/25/36	206,013
1,427,909	Alternative Loan Trust 2006-4CB 2A6		5.5000	04/25/36	1,359,210
1,995,327	Alternative Loan Trust 2006-9T1		6.0000	05/25/36	1,219,408
302,029	Alternative Loan Trust 2006-J3		5.7500	05/25/26	302,640
732,818	Alternative Loan Trust 2007-12T1 A3		6.0000	06/25/37	507,894
2,119,399	Alternative Loan Trust 2007-23CB		6.5000	09/25/37	1,599,499
3,000,000	American Home Mortgage Investment Trust 2004-4(d)		6.0000	02/25/45	3,097,261
735,000	Angel Oak Mortgage Trust, LLC 2020-5(a),(c)		4.2500	05/25/65	749,898

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 92.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 41.1% (Continued)
255,901	Banc of America Alternative Loan Trust 2006-4		6.0000	05/25/46	$255,681
343,240	Banc of America Alternative Loan Trust 2006-5		6.0000	06/25/46	342,997
838,010	Banc of America Alternative Loan Trust 2006-6 2A10		6.0000	07/25/46	831,516
604,217	Banc of America Alternative Loan Trust 2006-6 2A8		6.0000	07/25/46	599,534
8,078	Banc of America Funding 2004-3 Trust		5.5000	10/25/34	8,257
181,578	Banc of America Funding 2005-5 Trust		5.5000	09/25/35	188,247
292,693	Banc of America Funding 2005-H Trust(c)		2.6600	11/20/35	288,131
52,708	Banc of America Funding 2006 J Trust 2A3(c)		3.1460	01/20/47	51,773
452,537	Banc of America Funding 2006 J Trust 4A1(c)		3.4170	01/20/47	440,699
123,928	Banc of America Funding 2006-5 Trust		6.0000	09/25/36	121,572
546,571	Banc of America Funding 2006-H Trust(c)		3.0220	09/20/46	532,823
524,506	Banc of America Funding 2007-4 Trust(d)		5.7740	05/25/37	541,710
2,871,212	Banc of America Funding 2007-4 Trust		6.0000	06/25/37	2,922,177
184,022	Banc of America Funding 2007-A Trust(b)	US0001M + 0.420%	0.5240	02/20/47	178,789
431,160	Banc of America Funding 2009-R9 Trust(a),(c)		3.7000	11/25/56	385,900
428,876	Banc of America Funding 2010-R8 Trust(a)		5.7500	05/26/36	374,491
169,858	Banc of America Mortgage 2005-A Trust 1A1(c)		2.4960	02/25/35	153,149
84,339	Banc of America Mortgage 2005-A Trust 2A1(c)		2.5020	02/25/35	87,521
14,874	Banc of America Mortgage 2005-G Trust(c)		3.0920	08/25/35	14,538
377,694	Banc of America Mortgage 2006-A Trust(c)		2.6660	02/25/36	374,414
849,895	Banc of America Mortgage 2007-2 Trust A1(b)	US0001M + 0.350%	0.4520	05/25/37	650,607
718,073	Banc of America Mortgage 2007-2 Trust A3		6.0000	05/25/37	670,426
242,767	Banc of America Mortgage 2007-2 Trust A6		5.7500	05/25/37	224,087
998,335	Bear Stearns ALT-A Trust 2005-4 (c)		2.6030	05/25/35	1,007,519
774,491	Bear Stearns ALT-A Trust 2005-5 (c)		3.1660	07/25/35	732,488
202,847	Bear Stearns ALT-A Trust 2005-7 (c)		2.8940	09/25/35	153,354
997,031	Bear Stearns ALT-A Trust 2006-6 (c)		2.9880	11/25/36	648,777
312,024	Bear Stearns ALT-A Trust 2006-8 (c)		2.8800	08/25/46	246,411
98,682	Bear Stearns ARM Trust 2004-7(c)		2.6250	10/25/34	85,067
158,416	Bear Stearns ARM Trust 2005-12(c)		3.2400	02/25/36	151,002
71,729	Bear Stearns ARM Trust 2006-2(c)		2.9310	07/25/36	70,535
314,817	Bear Stearns ARM Trust 2006-4(c)		2.7950	10/25/36	305,183
207,902	Bear Stearns Asset Backed Securities I Trust 2006-AC3(b)	US0001M + 0.400%	0.5030	05/25/36	82,761
224,850	Chase Mortgage Finance Trust Series 2005-S2		5.5000	10/25/35	231,209
504,954	Chase Mortgage Finance Trust Series 2006-S2		6.2500	10/25/36	298,098
336,988	Chase Mortgage Finance Trust Series 2006-S3		6.0000	11/25/36	211,310

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 92.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 41.1% (Continued)
440,437	Chase Mortgage Finance Trust Series 2006-S4		6.0000	12/25/36	$289,249
250,980	ChaseFlex Trust Series 2005-2		6.5000	06/25/35	196,911
112,799	ChaseFlex Trust Series 2006-1(c)		6.3000	06/25/36	111,200
362,410	ChaseFlex Trust Series 2007-1		6.5000	02/25/37	191,636
178,606	Chevy Chase Funding, LLC Mortgage-Backed Certificates Series 2004-1(a),(b)	US0001M + 0.330%	0.4320	01/25/35	183,159
706,946	CHL Mortgage Pass-Through Trust 2003-46(c)		4.0130	01/19/34	711,275
102,964	CHL Mortgage Pass-Through Trust 2003-56(c)		3.7200	12/25/33	112,197
733,407	CHL Mortgage Pass-Through Trust 2004-HYB6(c)		2.5350	11/20/34	758,663
331,858	CHL Mortgage Pass-Through Trust 2005-18		5.5000	10/25/35	251,178
757,325	CHL Mortgage Pass-Through Trust 2005-21		5.5000	10/25/35	602,749
327,829	CHL Mortgage Pass-Through Trust 2005-24		5.5000	11/25/35	241,546
121,857	CHL Mortgage Pass-Through Trust 2005-HYB2(c)		2.9630	05/20/35	119,842
598,554	CHL Mortgage Pass-Through Trust 2005-HYB9(b)	US0012M + 1.750%	1.9910	02/20/36	603,106
1,048,688	CHL Mortgage Pass-Through Trust 2006-12		6.0000	07/25/36	741,684
123,432	CHL Mortgage Pass-Through Trust 2006-J4		6.2500	09/25/36	68,512
1,626,442	CHL Mortgage Pass-Through Trust 2007-1		6.0000	03/25/37	1,164,548
850,589	CHL Mortgage Pass-Through Trust 2007-17		6.7500	10/25/37	331,220
350,879	CHL Mortgage Pass-Through Trust 2007-8		6.0000	01/25/38	232,312
543,327	CHL Mortgage Pass-Through Trust 2007-HY3(c)		3.1460	06/25/47	568,308
1,478,636	CHL Mortgage Pass-Through Trust 2007-HYB1(c)		3.3060	03/25/37	1,352,273
510,110	CHL Mortgage Pass-Through Trust 2007-J2 1A1		6.0000	07/25/37	478,367
178,472	CHL Mortgage Pass-Through Trust 2007-J2 2A5		6.0000	07/25/37	98,422
885,230	Citicorp Mortgage Securities Trust Series 2006-3		6.2500	06/25/36	899,035
1,936,193	Citicorp Mortgage Securities Trust Series 2008-1		6.2500	02/25/38	1,981,702
189,121	Citigroup Mortgage Loan Trust 2005-3(c)		2.8450	08/25/35	176,303
451,494	Citigroup Mortgage Loan Trust 2006-AR5(c)		2.4970	07/25/36	420,661
343,487	Citigroup Mortgage Loan Trust 2007-6(c)		2.2200	03/25/37	305,455
143,052	Citigroup Mortgage Loan Trust 2009-6(a),(c)		6.0000	08/25/22	142,016
433,688	Citigroup Mortgage Loan Trust, Inc.(a),(b)	US0001M + 0.350%	0.4520	02/25/31	420,421
3,749,269	Citigroup Mortgage Loan Trust, Inc.(c)		2.4360	05/25/47	3,550,602
628,801	CitiMortgage Alternative Loan Trust Series 2007-A1 1A3		6.0000	01/25/37	634,677
1,000,154	CitiMortgage Alternative Loan Trust Series 2007-A1 1A5		6.0000	01/25/37	1,009,500
653,801	CitiMortgage Alternative Loan Trust Series 2007-A2 1A12		6.0000	02/25/37	656,176
148,059	CitiMortgage Alternative Loan Trust Series 2007-A3 1A1(b)		6.0000	03/25/37	150,799
164,014	CitiMortgage Alternative Loan Trust Series 2007-A4 1A6		5.7500	04/25/37	162,798
2,000,000	COLT 2020-1R Mortgage Loan Trust(a),(c)		4.3100	09/25/65	2,012,498

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 92.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 41.1% (Continued)
306,832	Credit Suisse First Boston Mortgage Securities 2003-AR28 6M3(b)	US0001M + 2.750%	2.8520	12/25/33	$312,440
298,916	Credit Suisse First Boston Mortgage Securities 2005-11 8A4		6.0000	12/25/35	288,297
706,352	Credit Suisse First Boston Mortgage Securities 2005-12 1A1		6.5000	01/25/36	254,919
618,448	Credit Suisse First Boston Mortgage Securities 2005-5 6A3		5.0000	07/25/35	623,107
2,859,094	Credit Suisse First Boston Mortgage Securities 2005-8 2A1		6.0000	09/25/35	1,468,184
35,075	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-29		6.5000	12/25/33	36,478
18,508	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-AR5(c)		2.3620	06/25/34	18,903
1,683,210	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 3A3		5.5000	11/25/35	1,205,010
219,663	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 6A3		5.7500	11/25/35	134,186
6,504,880	CSMC Mortgage-Backed Trust 2006-3 1A3(d)		6.3100	04/25/36	977,871
2,008,353	CSMC Mortgage-Backed Trust 2006-3 1A4B(d)		6.1640	04/25/36	302,038
5,170,620	CSMC Mortgage-Backed Trust 2006-3 5A7		6.0000	04/25/36	2,479,188
790,263	CSMC Mortgage-Backed Trust 2006-5 3A3		6.5000	06/25/36	246,692
1,703,366	CSMC Mortgage-Backed Trust 2006-5 3A6		6.2500	06/25/36	565,769
2,992,328	CSMC Mortgage-Backed Trust 2006-7 9A5		6.5000	08/25/36	836,535
4,681,692	CSMC Mortgage-Backed Trust 2006-9 4A1		6.0000	11/25/36	3,773,872
1,689,460	CSMC Mortgage-Backed Trust 2007-1 5A13		6.0000	02/25/37	1,450,876
585,061	CSMC Mortgage-Backed Trust 2007-1 5A4		6.0000	02/25/37	507,389
59,182	CSMC Mortgage-Backed Trust 2007-5 8A2		6.0000	10/25/24	60,562
1,193,398	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB4(d)		5.8690	10/25/36	1,198,341
684,119	Deutsche Mortgage Securities Inc Mortgage Loan Trust 2004-4(c)		2.9530	06/25/34	705,017
101,658	Deutsche Mortgage Securities Inc Mortgage Loan Trust Series 2004-2(d)		5.0900	01/25/34	103,974
620,090	DSLA Mortgage Loan Trust 2004-AR2(b)	US0001M + 0.800%	0.9040	11/19/44	600,241
78,020	First Horizon Alternative Mortgage Securities 2004-AA3(c)		2.2770	09/25/34	77,717
12,062	First Horizon Alternative Mortgage Securities 2005-AA6(c)		2.2790	08/25/35	11,005
549,655	First Horizon Alternative Mortgage Securities 2006-FA3		6.0000	07/25/36	355,531
33,180	First Horizon Mortgage Pass-Through Trust 2000-H(c)		2.2520	05/25/30	33,417
340,831	First Horizon Mortgage Pass-Through Trust 2007-AR3(c)		3.0910	11/25/37	329,650
84,601	GMACM Mortgage Loan Trust 2005-AR1(c)		2.7340	03/18/35	85,721
456,475	GMACM Mortgage Loan Trust 2006-J1		5.7500	04/25/36	456,441
124,163	GSMPS Mortgage Loan Trust 1998-5 A(a),(c)		7.5000	06/19/27	123,882
218,377	GSMPS Mortgage Loan Trust 1999-2 A(a),(c)		8.0000	09/19/27	223,215
187,329	GSR Mortgage Loan Trust 2003-5F 2A1		4.0000	08/25/32	196,406
68,778	GSR Mortgage Loan Trust 2004-14 3A2(c)		2.6910	12/25/34	71,373
74,476	GSR Mortgage Loan Trust 2004-2F 6A1		7.0000	01/25/34	79,459
59,282	GSR Mortgage Loan Trust 2004-6F 1A2		5.0000	05/25/34	58,387

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 92.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 41.1% (Continued)
120,058	GSR Mortgage Loan Trust 2005-AR4 4A1(c)		2.2500	07/25/35	$122,261
294,540	GSR Mortgage Loan Trust 2006-3F 2A7		5.7500	03/25/36	318,044
592,827	GSR Mortgage Loan Trust 2006-9F 4A1		6.5000	10/25/36	395,338
155,382	GSR Mortgage Loan Trust 2006-AR1 2A1(c)		2.9130	01/25/36	160,019
312,367	GSR Mortgage Loan Trust 2007-1F 3A1		6.0000	01/25/37	264,260
162,894	HomeBanc Mortgage Trust 2004-2(b)	US0001M + 0.740%	0.8420	12/25/34	162,577
79,839	HomeBanc Mortgage Trust 2005-5(b)	US0001M + 0.680%	0.7820	01/25/36	79,633
492,839	HSI Asset Loan Obligation Trust 2007-2		6.0000	09/25/37	236,378
1,596,682	Impac CMB Trust Series 2004-10 1A1(b)	US0001M + 0.640%	0.7420	03/25/35	1,575,875
177,653	Impac CMB Trust Series 2004-10 4A1(b)	US0001M + 0.740%	0.8420	03/25/35	175,840
404,476	Impac CMB Trust Series 2004-9 1A2(b)	US0001M + 0.880%	0.9820	01/25/35	401,207
1,019,647	Impac CMB Trust Series 2004-9 M2(b)	US0001M + 0.975%	1.0770	01/25/35	1,015,695
1,480,720	Impac CMB Trust Series 2005-1 M2(b)	US0001M + 0.750%	0.8530	04/25/35	1,449,340
606,418	Impac CMB Trust Series 2005-4 1M2(b)	US0001M + 0.460%	0.7920	05/25/35	583,405
506,612	IndyMac INDA Mortgage Loan Trust 2006-AR1(c)		2.8860	08/25/36	480,012
1,323,246	IndyMac INDX Mortgage Loan Trust 2004-AR2(c)		2.7590	06/25/34	1,266,518
229,295	IndyMac INDX Mortgage Loan Trust 2005-AR3(c)		2.5500	04/25/35	234,925
131,008	IndyMac INDX Mortgage Loan Trust 2005-AR5(c)		2.7120	05/25/35	110,521
1,426,842	JP Morgan Alternative Loan Trust 2005-S1		6.5000	12/25/35	783,097
277,101	JP Morgan Alternative Loan Trust 2006-S1		6.0000	03/25/36	208,202
6,006	JP Morgan Mortgage Trust 2004-A3 2A1(c)		2.2400	07/25/34	6,197
269,095	JP Morgan Mortgage Trust 2004-S1 1A7		5.0000	09/25/34	282,643
47,203	JP Morgan Mortgage Trust 2005-A1 4A1(c)		2.3440	02/25/35	48,355
937,284	JP Morgan Mortgage Trust 2005-A4 B1(c)		2.5710	07/25/35	937,806
187,768	JP Morgan Mortgage Trust 2005-A6 1A2(c)		2.6250	09/25/35	189,902
1,023,374	JP Morgan Mortgage Trust 2005-S3 1A1		6.5000	01/25/36	737,519
908,698	JP Morgan Mortgage Trust 2006-A2 2A1(c)		2.7810	04/25/36	889,952
39,892	JP Morgan Mortgage Trust 2006-A2 2A2(c)		2.7810	04/25/36	40,302
475,858	JP Morgan Mortgage Trust 2007-A1 5A4(c)		2.4280	07/25/35	469,198
179,886	JP Morgan Mortgage Trust 2007-S1 2A10		6.0000	03/25/37	110,626
194,810	Lehman Mortgage Trust 2005-3		6.0000	01/25/36	67,488
51,444	Lehman Mortgage Trust 2007-9		6.0000	10/25/37	56,108
10,899	MASTR Adjustable Rate Mortgages Trust 2003-5(c)		1.5040	11/25/33	10,686
32,468	MASTR Adjustable Rate Mortgages Trust 2004-4(c)		2.6400	05/25/34	32,561
642,907	MASTR Adjustable Rate Mortgages Trust 2005-2(c)		2.6710	03/25/35	643,489
255,467	MASTR Adjustable Rate Mortgages Trust 2006-2(c)		2.6190	04/25/36	255,606

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 92.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 41.1% (Continued)
11,337	MASTR Alternative Loan Trust 2004-5		5.5000	06/25/34	$11,805
98,262	MASTR Alternative Loan Trust 2005-3		6.0000	03/25/35	97,782
292,089	MASTR Alternative Loan Trust 2005-5		5.5000	07/25/25	293,261
112,365	MASTR Alternative Loan Trust 2005-6		5.5000	12/25/35	101,952
957,697	MASTR Asset Securitization Trust 2004-3		5.5000	03/25/34	965,480
351	MASTR Asset Securitization Trust 2005-1(g)		5.0000	05/25/20	227
795,456	MASTR Reperforming Loan Trust 2005-1(a)		8.0000	08/25/34	792,547
8,532,739	MASTR Reperforming Loan Trust 2006-2(a),(c)		4.1420	05/25/36	8,310,910
685,659	Merrill Lynch Alternative Note Asset Trust Series 2007-A2(b)	US0001M + 0.600%	0.7020	03/25/37	39,105
11,197	Merrill Lynch Mortgage Investors Trust MLMI Series 2002-A3(c)		1.8750	09/25/32	11,300
319,448	Merrill Lynch Mortgage Investors Trust Series 2006-AF2		6.2500	10/25/36	195,516
1,197,603	Merrill Lynch Mortgage Investors Trust Series MLCC(b)	US0001M + 1.125%	1.2270	04/25/28	1,089,709
212,986	Merrill Lynch Mortgage Investors Trust Series MLMI Series 2005-A1-1A(c)		2.1580	12/25/34	229,386
209,425	Morgan Stanley Dean Witter Capital I Inc Trust 2003-HYB1(c)		1.5250	03/25/33	201,999
84,887	Morgan Stanley Mortgage Loan Trust 2004-5AR(c)		1.9010	07/25/34	89,686
1,000,000	Morgan Stanley Mortgage Loan Trust 2005-6AR(b)	US0001M + 2.025%	2.1270	11/25/35	1,003,116
350,529	Morgan Stanley Mortgage Loan Trust 2006-2 2A4		5.7500	02/25/36	343,150
741,923	Morgan Stanley Mortgage Loan Trust 2006-2 6A		6.5000	02/25/36	508,601
1,085,554	Morgan Stanley Mortgage Loan Trust 2006-2 7A1(c)		5.4910	02/25/36	865,110
736,221	Morgan Stanley Mortgage Loan Trust 2006-7 4A7		6.0000	06/25/36	543,593
603,751	Morgan Stanley Mortgage Loan Trust 2006-8AR(c)		3.4760	06/25/36	529,600
401,677	MortgageIT Trust 2004-2(b)	US0001M + 1.800%	1.9020	12/25/34	399,229
11,630	MortgageIT Trust 2005-1(b)	US0001M + 1.250%	1.3490	02/25/35	11,588
1,514,253	MRFC Mortgage Pass-Through Trust Series 1999-TBC2(b)	US0001M + 0.480%	0.5900	06/15/30	1,488,878
537,852	NAAC Reperforming Loan REMIC Trust Certificates(a)		6.5000	02/25/35	543,770
1,810,639	New Century Alternative Mortgage Loan Trust 2006-ALT1 AF2(c)		5.9090	07/25/36	621,674
648,768	New Century Alternative Mortgage Loan Trust 2006-ALT2 AF4(d)		4.8650	10/25/36	199,685
2,208,000	New Century Alternative Mortgage Loan Trust 2006-ALT2 AF6B(d)		4.8650	10/25/36	200,550
549,216	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2004-AP2(d)		6.0000	07/25/34	548,015
1,315,357	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AP3(c)		5.3180	08/25/35	862,913
600,601	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AR4(b)	US0001M + 0.580%	0.6820	08/25/35	367,333
1,059,818	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AR5(c)		2.3700	10/25/35	948,728
11,960,179	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-AR2(b)	US0001M + 0.400%	0.5020	04/25/36	4,041,224

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 92.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 41.1% (Continued)
2,434,014	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2007-3 A1(b)	US0001M + 0.260%	0.3620	07/25/37	$2,317,971
15,945	Prime Mortgage Trust 2006-CL1(b)	US0001M + 0.500%	0.6020	02/25/35	15,698
969,388	Prime Mortgage Trust 2007-1		6.0000	03/25/37	935,833
377,082	RALI Series 2005-QO1 Trust(b)	12MTA + 1.500%	1.5820	08/25/35	345,202
3,852,104	RALI Series 2006-QO2 Trust(b)	US0001M + 0.540%	0.6420	02/25/46	1,090,227
2,697,212	RALI Series 2006-QO3 Trust(b)	US0001M + 0.520%	0.6220	04/25/46	1,025,927
8,235,374	RALI Series 2006-QO6 Trust A1(b)	US0001M + 0.360%	0.4620	06/25/46	2,541,103
6,720,024	RALI Series 2006-QO6 Trust A3(b)	US0001M + 0.520%	0.6220	06/25/46	2,193,088
342,045	RALI Series 2006-QS16 Trust		6.0000	11/25/36	335,580
95,609	RALI Series 2006-QS17 Trust		6.0000	12/25/36	92,641
493,946	RALI Series 2006-QS5 Trust		6.0000	05/25/36	486,147
301,076	Residential Asset Securitization Trust 2004-A7 A2		5.5000	10/25/34	306,100
6,701,661	Residential Asset Securitization Trust 2005-A11CB 2A1		4.8500	10/25/35	4,139,689
136,300	Residential Asset Securitization Trust 2005-A4 A1(b)	US0001M + 0.450%	0.5520	04/25/35	81,121
510,552	Residential Asset Securitization Trust 2006-A1 1A1		6.0000	04/25/36	337,676
898,140	Residential Asset Securitization Trust 2006-A13 A1		6.2500	12/25/36	471,439
731,708	Residential Asset Securitization Trust 2006-A6 1A1		6.5000	07/25/36	336,263
3,627,117	Residential Asset Securitization Trust 2006-A6 1A13		6.0000	07/25/36	1,598,030
2,801,411	Residential Asset Securitization Trust 2006-A6 1A14		6.0000	07/25/36	1,234,225
304,463	Residential Asset Securitization Trust 2007-A1 A8		6.0000	03/25/37	155,913
1,937,147	Residential Asset Securitization Trust 2007-A1 A9		5.7500	03/25/37	954,313
414,802	Residential Asset Securitization Trust 2007-A2 1A2		6.0000	04/25/37	322,526
1,320,041	Residential Asset Securitization Trust 2007-A5 2A5		6.0000	05/25/37	1,029,846
369,903	Residential Asset Securitization Trust 2007-A7 A6		6.0000	07/25/37	209,485
222,753	Residential Asset Securitization Trust 2007-A8 1A2		6.0000	08/25/37	176,753
2,120,465	Residential Asset Securitization Trust 2007-A8 3A1(c)		6.2160	08/25/22	1,502,086
1,385,946	Residential Asset Securitization Trust 2007-A9 A3		6.2500	09/25/37	805,078
10,971	RFMSI Series 2005-SA3 3A Trust(c)		2.8040	08/25/35	10,598
58,262	RFMSI Series 2006-S3 A2 Trust		5.5000	03/25/36	55,190
1,435,641	RFMSI Series 2007-S1 A4 Trust		6.0000	01/25/37	1,404,696
723,228	RFMSI Series 2007-S1 A5 Trust		6.0000	01/25/37	707,640
240,037	RFMSI Series 2007-S6 1A16 Trust		6.0000	06/25/37	236,109
744,202	Sequoia Mortgage Trust 2018-CH4(a),(c)		5.0360	10/25/48	758,106
451,787	STARM Mortgage Loan Trust 2007-2(c)		2.2540	04/25/37	300,848
192,664	Structured Adjustable Rate Mortgage Loan Trust 2004-17 A1(c)		1.1980	11/25/34	185,695
227,549	Structured Adjustable Rate Mortgage Loan Trust 2004-19 1A2(c)		1.7770	01/25/35	230,552

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 92.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 41.1% (Continued)
313,260	Structured Adjustable Rate Mortgage Loan Trust 2005-7 3A1(c)		2.7170	04/25/35	$318,025
364,187	Structured Asset Mortgage Investments II Trust(b)	US0001M + 0.190%	0.2920	09/25/47	351,546
232,253	Structured Asset Securities Corp Mor Cer Ser 2003-31A(c)		2.3040	10/25/33	238,993
1,891,011	Structured Asset Securities Corporation 1998-RF1 A(a),(c)		4.3780	04/15/27	1,889,012
1,255,458	SunTrust Alternative Loan Trust 2006-1F		6.5000	04/25/36	741,930
245,046	Suntrust Alternative Loan Trust Series 2005-1F		5.7500	12/25/35	239,864
20,785,000	TBW Mortgage-Backed Trust 2006-5 A4(d)		6.2000	11/25/36	5,129,364
659,241	TBW Mortgage-Backed Trust 2006-6 A2A(b)	US0001M + 0.360%	0.4620	01/25/37	215,359
964,144	TBW Mortgage-Backed Trust 2006-6 A3(d)		5.7500	01/25/37	449,702
1,963,000	TBW Mortgage-Backed Trust 2007-2 A2B(c)		5.9100	07/25/37	197,598
1,525,000	TBW Mortgage-Backed Trust 2007-2 A3B(c)		6.0430	07/25/37	150,063
3,295,120	TBW Mortgage-Backed Trust 2007-2 A6B(d)		6.1530	07/25/37	332,128
164,556	TBW Mortgage-Backed Trust Series 2006-2 3A1		5.5000	07/25/36	38,045
4,633,297	TBW Mortgage-Backed Trust Series 2006-3 3A		6.5000	07/25/36	1,789,977
6,653,759	Thornburg Mortgage Securities Trust 2006-3(c)		2.2270	06/25/46	5,402,567
15,633	Thornburg Mortgage Securities Trust 2006-4(c)		2.9700	07/25/36	14,190
2,437,406	Thornburg Mortgage Securities Trust 2007-2(b)	US0012M + 1.250%	1.8030	06/25/37	2,433,070
393,584	Thornburg Mortgage Securities Trust 2007-3(b)	US0012M + 1.250%	1.8110	06/25/47	329,989
573,000	Verus Securitization Trust 2020-2(a),(c)		5.3600	05/25/60	590,249
1,459,038	Voyager CNTYW Delaware Trust(a),(c)		0.3600	03/16/30	1,397,738
154,646	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust(c)		2.3680	09/25/33	147,968
63,054	WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust		5.0000	07/25/34	64,975
245,407	WaMu Mortgage Pass-Through Certificates Series 2005-AR16 Trust(c)		2.7180	12/25/35	250,348
142,717	WaMu Mortgage Pass-Through Certificates Series 2005-AR18 Trust(c)		3.4220	01/25/36	142,515
420,158	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust(c)		3.1020	02/25/37	421,812
1,239,416	Washington Mutual Mortgage Pass-Through Certficates WMALT Series 2006-7 Trust(d)		4.1420	09/25/36	497,432
402,399	Washington Mutual Mortgage Pass-Through Certificates WMALT Series2005-10 Trust		6.0000	11/25/35	414,785
674,592	Washington Mutual Mortgage Pass-Through Certificates WMALT Series2006-8 Trust(d)		4.1860	10/25/36	333,141
269,756	Washington Mutual Mortgage Pass-Through Certificates WMALT Series2007-4 Trust		5.5000	06/25/37	270,761
1,709,396	Wells Fargo Alternative Loan 2005-1 Trust		5.5000	02/25/35	1,665,823
50,714	Wells Fargo Alternative Loan 2007-PA2 Trust(b)	US0001M + 0.430%	0.5330	06/25/37	40,798
296,244	Wells Fargo Mortgage Backed Securities 2006-7 Trust		6.0000	06/25/36	294,179
2,229,113	Wells Fargo Mortgage Backed Securities 2006-AR5 Trust(c)		2.6140	04/25/36	2,223,930
					188,391,544

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 92.0% (Continued)
	HOME EQUITY — 12.8%
11,846	ABFC 2003-AHL1 Trust(b)	US0001M + 1.275%	1.3770	03/25/33	$12,018
137,245	ABFC 2003-AHL1 Trust(d)		4.1840	03/25/33	138,411
335,161	ABFC 2005-AQ1 Trust(d)		4.5070	06/25/35	344,259
1,352,028	ABFC 2005-WF1 Trust(b)	US0001M + 2.550%	2.6520	02/25/34	1,371,799
2,068,095	ABFC 2006-HE1 Trust(b)	US0001M + 0.220%	0.3220	01/25/37	1,448,146
88,930	AFC Home Equity Loan Trust 1998-1(b)	US0001M + 0.660%	0.7620	04/25/28	88,706
382,225	AFC Home Equity Loan Trust 1998-2(b)	US0001M + 0.550%	0.6420	06/25/28	378,513
2,235,150	AFC Home Equity Loan Trust 1999-2(b)	US0001M + 0.650%	0.7520	06/25/29	1,816,436
73,969	Ameriquest Mortgage Securities Asset-Backed Pass-Through 2002-AR1(b)	US0001M + 1.950%	2.0520	09/25/32	77,238
167,056	Amresco Residential Securities Corp Mortgage Loan Trust 1997-3(c)		5.5240	09/25/27	166,135
704,630	Bayview Financial Acquisition Trust(b)	US0001M + 0.525%	0.6270	05/28/37	652,780
1,334,294	Bayview Financial Mortgage Pass-Through Trust 2004-B A1(a),(b)	US0001M + 1.000%	1.1020	05/28/39	1,214,720
1,500,000	Bayview Financial Mortgage Pass-Through Trust 2005-C M4(b)	US0001M + 1.200%	0.9020	06/28/44	1,492,103
3,248,156	Bayview Financial Mortgage Pass-Through Trust 2007-B 2A3(b)	US0001M + 1.275%	1.3770	08/28/47	1,408,140
1,063,645	Bayview Financial Mortgage Pass-Through Trust 2007-B 2A4(b)	US0001M + 1.050%	1.1520	08/28/47	461,652
334,034	Bear Stearns Asset Backed Securities I Trust 2004-FR2(b)	US0001M + 2.625%	2.7170	06/25/34	342,243
271,311	Bear Stearns Asset Backed Securities I Trust 2004-FR3(b)	US0001M + 1.755%	1.8570	09/25/34	275,685
2,352,186	Bear Stearns Asset Backed Securities I Trust 2004-HE6(b)	US0001M + 1.875%	1.9670	08/25/34	2,374,810
189,490	Bear Stearns Asset Backed Securities I Trust 2004-HE7(b)	US0001M + 0.900%	1.0020	08/25/34	188,513
111,644	Bear Stearns Asset Backed Securities I Trust 2004-HE7(b)	US0001M + 2.925%	3.0270	08/25/34	113,417
279,649	Bear Stearns Asset Backed Securities Trust 2003-3(b)	US0001M + 3.000%	3.1020	06/25/43	291,164
457,270	Bear Stearns Asset Backed Securities Trust 2004-HE3(b)	US0001M + 2.775%	2.8670	04/25/34	468,333
487,862	CDC Mortgage Capital Trust 2003-HE4(b)	US0001M + 0.620%	0.7220	03/25/34	480,783
15,587	Centex Home Equity Loan Trust 2002-A		5.5400	01/25/32	15,871
180,852	CHEC Loan Trust 2004-2(b)	US0001M + 0.960%	1.0620	06/25/34	181,301
458,866	Delta Funding Home Equity Loan Trust 1998-1(b)	US0001M + 1.890%	1.9920	05/25/30	457,678
370,004	Delta Funding Home Equity Loan Trust 1999-3(b)	US0001M + 0.820%	0.9300	09/15/29	366,340
330,427	EMC Mortgage Loan Trust 2001-A(a),(b)	US0001M + 0.740%	0.8420	05/25/40	328,503
160,587	GE Mortgage Services, LLC(c)		6.6450	09/25/28	163,359
545,677	GSAA Home Equity Trust 2005-12 AF3(c)		5.0690	09/25/35	456,614
147,967	GSAA Home Equity Trust 2005-3 B2(b)	US0001M + 1.950%	2.0420	12/25/34	147,569
258,223	GSAA Home Equity Trust 2006-1 A3(b)	US0001M + 0.660%	0.7620	01/25/36	147,627
1,680,147	GSAA Home Equity Trust 2006-15 AF6(d)		5.8760	09/25/36	644,005
2,076,558	GSAA Home Equity Trust 2006-18 AF3B(c)		5.8220	11/25/36	186,080
1,427,020	GSAA Home Equity Trust 2006-18 AF4B(d)		6.5220	11/25/36	126,951
1,655,000	GSAA Home Equity Trust 2006-18 AF5B(d)		6.5900	11/25/36	146,991

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 92.0% (Continued)
	HOME EQUITY — 12.8% (Continued)
760,394	GSAA Home Equity Trust 2006-18 AF6(d)		5.6820	11/25/36	$278,096
11,286,673	GSAA Home Equity Trust 2006-3 A4(b)	US0001M + 0.700%	0.8020	03/25/36	924,347
680,956	GSAA Home Equity Trust 2006-9 A3(b)	US0001M + 0.320%	0.4220	06/25/36	215,072
588,532	GSR Mortgage Loan Trust 2005-AR3 6A1(c)		2.8380	05/25/35	579,237
44,563	Home Equity Asset Trust(b)	US0001M + 2.370%	2.4720	08/25/33	46,126
432,915	Home Equity Asset Trust(b)	US0001M + 2.400%	2.5020	03/25/34	436,612
735,695	Home Equity Asset Trust(b)	US0001M + 1.600%	1.7020	03/25/35	743,016
4,009,542	Home Equity Loan Trust 2006-HSA2(c)		4.7710	03/25/36	1,228,925
215,480	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2003-A(b)	US0001M + 0.860%	0.9620	10/25/33	214,598
184,628	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C(b)	US0001M + 2.625%	2.7270	03/25/35	190,568
21,534	Irwin Home Equity Loan Trust 2004-1(b)	US0001M + 3.075%	3.1770	12/25/34	21,449
49,243	Mastr Asset Backed Securities Trust 2003-WMC2(b)	US0001M + 6.000%	4.0800	08/25/33	49,669
534,733	Mastr Asset Backed Securities Trust 2004-HE1(b)	US0001M + 2.475%	2.5780	09/25/34	545,467
257,686	Mastr Asset Backed Securities Trust 2005-WMC1(b)	US0001M + 0.945%	1.0470	03/25/35	261,658
5,772,843	Mastr Asset Backed Securities Trust 2006-WMC2(b)	US0001M + 0.500%	0.6020	04/25/36	2,051,694
449,396	Meritage Mortgage Loan Trust 2004-1(b)	US0001M + 0.750%	0.8520	07/25/34	444,784
982,400	Merrill Lynch Mortgage Investors Trust Series 2004-HE1(b)	US0001M + 2.250%	2.3520	04/25/35	1,001,815
534,548	Merrill Lynch Mortgage Investors Trust Series 2006-AR1(b)	US0001M + 0.330%	0.4320	03/25/37	239,206
470,270	Morgan Stanley A.B.S Capital I Inc Trust 2004-HE1(b)	US0001M + 2.625%	2.7270	01/25/34	471,510
644,745	Morgan Stanley A.B.S Capital I Inc Trust 2004-SD2(b)	US0001M + 0.930%	1.0320	04/25/34	645,710
189,343	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE5(b)	US0001M + 0.250%	0.6720	03/25/37	101,167
2,136,266	Morgan Stanley Mortgage Loan Trust 2006-17XS A2B(d)		5.6240	10/25/46	149,141
5,243,857	Morgan Stanley Mortgage Loan Trust 2006-17XS A3B(d)		5.7410	10/25/46	366,337
7,146,801	Morgan Stanley Mortgage Loan Trust 2007-7AX 2A4(b)	US0001M + 0.640%	0.7420	04/25/37	378,242
4,580,762	Morgan Stanley Mortgage Loan Trust 2007-7AX 2A6(b)	US0001M + 0.640%	0.7420	04/25/37	242,435
868,837	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-AF1(b)	US0001M + 0.330%	0.4320	10/25/36	237,057
351,509	NovaStar Mortgage Funding Trust Series 2003-1 M1(b)	US0001M + 1.425%	1.5270	05/25/33	357,452
914,814	NovaStar Mortgage Funding Trust Series 2004-1 M3(b)	US0001M + 0.825%	0.9280	06/25/34	907,651
389,212	NovaStar Mortgage Funding Trust Series 2004-1 M4(b)	US0001M + 1.463%	1.5650	06/25/34	389,612
277,836	NovaStar Mortgage Funding Trust Series 2004-2 M2(b)	US0001M + 1.020%	1.1220	09/25/34	277,121
985,602	NovaStar Mortgage Funding Trust Series 2006-4 A2C(b)	US0001M + 0.300%	0.4020	09/25/36	564,969
653,894	NovaStar Mortgage Funding Trust Series 2006-6 A2B(b)	US0001M + 0.100%	0.2020	01/25/37	287,745
939,486	Option One Mortgage Loan Trust 2007-FXD2(d)		5.6800	03/25/37	956,264
1,748,688	RAMP Series 2004-KR1 Trust(a),(b)	US0001M + 0.580%	0.9730	04/25/34	1,748,130
713,082	RASC Series 2003-KS11 Trust(b)	US0001M + 1.200%	1.8920	01/25/34	724,594
254,492	RASC Series 2004-KS10 Trust(b)	US0001M + 2.475%	2.5770	11/25/34	266,141

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 92.0% (Continued)
	HOME EQUITY — 12.8% (Continued)
24,568	Renaissance Home Equity Loan Trust 2002-4 M2(d)		6.0430	03/25/33	$25,265
345,101	Renaissance Home Equity Loan Trust 2003-2 M1(b)	US0001M + 1.238%	1.3300	08/25/33	341,845
84,425	Renaissance Home Equity Loan Trust 2005-2 AF4(d)		4.9340	08/25/35	86,325
2,088,006	Renaissance Home Equity Loan Trust 2006-2 AF5(d)		6.2540	08/25/36	1,298,990
10,873,252	Renaissance Home Equity Loan Trust 2007-1 AF3(d)		5.6120	04/25/37	4,372,199
2,781,357	Renaissance Home Equity Loan Trust 2007-1 AF4(d)		5.7610	04/25/37	1,148,114
431,110	Renaissance Home Equity Loan Trust 2007-1 AF5(d)		5.9090	04/25/37	177,717
330,202	Renaissance Home Equity Loan Trust 2007-2 AF2(d)		5.6750	06/25/37	130,624
188,219	Renaissance Home Equity Loan Trust 2007-3 AF3(d)		7.2380	09/25/37	108,436
798,072	Saxon Asset Sec Trust 2000 1 Mtg Ln Asset Bk Cert Ser 2000 1(c)		9.7600	02/25/30	943,312
286,166	Security National Mortgage Loan Trust 2006-1(a),(c)		6.4500	09/25/36	305,637
1,946,664	Structured Asset Securities Corp Trust 2005-SC1(a),(c)		6.7180	05/25/31	1,853,506
75,165	Terwin Mortgage Trust 2004-7HE(a),(b)	US0001M + 1.275%	1.3770	07/25/34	74,997
1,733,224	Terwin Mortgage Trust 2005-11(a),(c)		4.5000	11/25/36	1,736,749
23,587,000	Terwin Mortgage Trust 2006-3(a),(b)	US0001M + 0.620%	0.7220	04/25/37	8,133,282
518,619	Terwin Mortgage Trust Series TMTS 2003-4HE(b)	US0001M + 1.125%	1.2270	09/25/34	511,666
					58,767,174
	MANUFACTURED HOUSING — 0.5%
1,420,764	BCMSC Trust 1999-B(c)		7.3000	12/15/29	290,725
1,611,849	BCMSC Trust 2000-A(c)		8.2900	06/15/30	387,608
500,000	Cascade MH Asset Trust 2019-MH1(a),(c)		5.9850	11/01/44	516,256
996,544	UCFC Manufactured Housing Contract(c)		6.9800	07/15/29	1,002,362
					2,196,951
	NON AGENCY CMBS — 21.2%
2,841,000	Bayview Commercial Asset Trust 2006-SP1(a),(b)	US0001M + 1.650%	1.7520	04/25/36	2,814,565
1,723,106	Bayview Commercial Asset Trust 2007-2(a),(b)	US0001M + 0.370%	0.4720	07/25/37	1,581,700
8,000,000	Bayview Commercial Asset Trust 2007-6(a),(b)	US0001M + 1.500%	1.6020	12/25/37	7,885,192
4,357,126	Citigroup Commercial Mortgage Trust 2014-GC21(a),(c)		3.5880	05/10/47	3,240,050
4,565,000	Citigroup Commercial Mortgage Trust 2015-GC35		3.2360	11/10/48	3,415,367
2,000,000	Citigroup Commercial Mortgage Trust 2016-C3(a)		2.8150	11/15/49	1,227,489
89,815	Credit Suisse First Boston Mortgage Securities 1998-C1 H(a)		6.0000	05/17/40	44,674
500,000	CSAIL 2015-C1 Commercial Mortgage Trust(a),(c)		3.7610	04/15/50	397,055
3,863,000	Csail 2015-C2 Commercial Mortgage Trust Series 2015-C2 D(c)		4.1870	06/15/57	3,147,000
5,000,000	GS Mortgage Securities Corp Trust 2018-3PCK(a),(b)	US0001M + 2.500%	2.6100	09/15/31	4,951,395
8,727,080	GS Mortgage Securities Corporation II(a),(b)	US0001M + 1.550%	1.6600	09/15/31	7,962,380
1,240,000	GS Mortgage Securities Trust 2011-GC5 C(a),(c)		5.1580	08/10/44	1,072,135

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 92.0% (Continued)
	NON AGENCY CMBS — 21.2% (Continued)
2,000,000	GS Mortgage Securities Trust 2014-GC22 D(a),(c)		4.6890	06/10/47	$1,794,857
5,726,000	GS Mortgage Securities Trust 2014-GC22 E(a)		3.5820	06/10/47	3,831,999
1,350,000	HMH Trust 2017-NSS(a)		6.2920	07/05/31	1,277,995
8,000,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2010-C2 D(a),(c)		5.6940	11/15/43	7,968,998
2,639,157	JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9		5.3370	05/15/47	2,506,200
	Class A-MS
4,000,000	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3(a),(c)		5.5230	02/15/46	3,232,943
5,554,280	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4(a),(c)		5.3890	07/15/46	5,742,284
2,100,000	JPMBB Commercial Mortgage Securities Trust 2013-C14(c)		4.5480	08/15/46	2,008,159
1,250,000	JPMBB Commercial Mortgage Securities Trust 2015-C32(c)		4.1500	11/15/48	664,601
2,840,000	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11(c)		4.3510	08/15/46	2,792,098
4,000,000	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7(c)		4.0970	02/15/46	3,977,750
3,500,000	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31(a),(c)		3.0000	11/15/49	2,948,825
2,626,409	Morgan Stanley Capital I Trust 2006-HQ10(c)		5.4480	11/12/41	2,491,983
2,180,000	Morgan Stanley Capital I Trust 2006-TOP21(a),(c)		5.5880	10/12/52	2,116,221
276,000	Morgan Stanley Capital I Trust 2019-BPR(a),(b)	US0001M + 3.050%	3.1600	05/15/36	251,351
3,800,000	MSBAM Commercial Mortgage Securities Trust(a)		4.0880	10/15/30	3,562,166
2,370,981	Wachovia Bank Commercial Mortgage Trust Series 2006-C24(c)		5.5130	03/15/45	2,344,436
3,000,000	Wells Fargo Commercial Mortgage Trust 2013-LC12(c)		4.3060	07/15/46	2,717,410
2,000,000	Wells Fargo Commercial Mortgage Trust 2015-SG1 C(c)		4.4550	09/15/48	1,852,416
2,063,000	Wells Fargo Commercial Mortgage Trust 2015-SG1 D(c)		4.4550	12/15/47	1,579,806
1,525,000	WFRBS Commercial Mortgage Trust 2012-C7(c)		4.7260	06/15/45	1,474,490
3,000,000	WFRBS Commercial Mortgage Trust 2014-C22(a)		3.4550	09/15/57	2,196,110
					97,072,100
	OTHER ABS — 1.2%
1,707,565	NRZ Excess Spread-Collateralized Notes Series 2021-FNT2(a)		3.2280	05/25/26	1,697,267
1,332,602	NRZ Excess Spread-Collateralized Notes Series 2021-FHT1(a)		3.1040	07/25/26	1,330,353
1,063,797	NRZ Excess Spread-Collateralized Notes Series 2020-PLS1(a)		3.8440	12/25/25	1,069,783
1,521,329	NRZ FHT Excess LLC(a)		4.2120	11/25/25	1,539,322
					5,636,725
	RESIDENTIAL MORTGAGE — 14.8%
3,409,661	Ameriquest Mortgage Securities Asset-Backed Pass-Through 2004-R12(b)	US0001M + 1.680%	1.7820	01/25/35	3,431,491
723,291	Bear Stearns Asset Backed Securities Trust 2004-SD2(c)		4.1820	03/25/44	721,310
82,499	Bear Stearns Asset Backed Securities Trust 2004-SD4(b)	US0001M + 0.900%	1.0020	08/25/44	85,420
94,602	Bear Stearns Asset Backed Securities Trust 2006-SD3(c)		2.6920	07/25/36	94,708
104,595	Carrington Mortgage Loan Trust Series 2004-NC2(b)	US0001M + 1.035%	1.1370	08/25/34	103,063

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 92.0% (Continued)
	RESIDENTIAL MORTGAGE — 14.8% (Continued)
5,019,502	Carrington Mortgage Loan Trust Series 2006-FRE2(b)	US0001M + 0.080%	0.1820	03/25/35	$4,636,135
8,512,499	Carrington Mortgage Loan Trust Series 2006-FRE2(b)	US0001M + 0.120%	0.2220	10/25/36	7,862,145
2,725,503	Carrington Mortgage Loan Trust Series 2006-FRE2(b)	US0001M + 0.160%	0.2620	10/25/36	2,527,694
4,234,460	C-BASS 2007-CB1 TRUST AF1B(d)		3.2360	01/25/37	1,837,943
2,833,268	C-BASS 2007-CB1 TRUST AF2(d)		5.7210	01/25/37	1,225,239
2,806,451	C-BASS 2007-CB1 TRUST AF3(d)		3.2360	01/25/37	1,213,604
1,871,726	C-BASS 2007-CB1 TRUST AF6(d)		5.8350	01/25/37	809,243
350,305	Chase Funding Trust Series 2003-3(b)	US0001M + 1.845%	1.9470	11/25/32	346,534
2,099,627	Citigroup Mortgage Loan Trust 2006-WF1 A2E(d)		4.8310	03/25/36	1,256,180
694,901	Citigroup Mortgage Loan Trust 2006-WF2(d)		5.8520	05/25/36	340,486
33,934	Citigroup Mortgage Loan Trust 2007-FS1(a),(d)		5.7500	10/25/37	34,795
88,867	Countrywide Asset-Backed Certificates(b)	US0001M + 1.500%	1.6020	03/25/33	89,022
573,059	Countrywide Asset-Backed Certificates(b)	US0001M + 2.175%	2.2770	08/25/34	574,136
261,661	Countrywide Asset-Backed Certificates(a),(b)	US0001M + 0.660%	0.7620	07/25/36	257,030
37,734	Credit-Based Asset Servicing and Securitization, LLC 2002-CB4 B1(b)	US0001M + 2.850%	2.9520	02/25/33	40,252
25,920	Credit-Based Asset Servicing and Securitization, LLC 2004-CB6 M2(b)	US0001M + 1.725%	1.8170	07/25/35	26,310
1,727,392	Credit-Based Asset Servicing and Securitization, LLC 2004-CB8 M3(b)	US0001M + 1.500%	1.5920	12/25/35	1,731,763
465,463	CWABS Asset-Backed Certificates Trust 2005-17(d)		3.9110	05/25/36	464,814
315,053	CWABS Asset-Backed Certificates Trust 2006-11(d)		3.9200	09/25/46	311,728
613,340	Encore Credit Receivables Trust 2005-1(b)	US0001M + 1.020%	1.1220	07/25/35	616,205
338,241	Equity One Mortgage Pass-Through Trust 2003-1(c)		4.8600	08/25/33	342,194
327,893	Equity One Mortgage Pass-Through Trust 2004-3(d)		4.0840	07/25/34	333,186
620,355	Finance America Mortgage Loan Trust 2003-1(b)	US0001M + 1.050%	1.1520	09/25/33	614,826
246,381	Finance America Mortgage Loan Trust 2004-3(b)	US0001M + 1.380%	1.4820	11/25/34	251,570
290,506	First Franklin Mortgage Loan Trust 2003-FF5(b)	US0001M + 2.475%	2.5770	03/25/34	301,181
727,035	First Franklin Mortgage Loan Trust 2004-FF4(b)	US0001M + 1.875%	1.9770	06/25/34	726,614
197,784	Fremont Home Loan Trust 2004-2(b)	US0001M + 2.025%	2.1270	07/25/34	199,576
3,009,008	Fremont Home Loan Trust 2006-3(b)	US0001M + 0.340%	0.4420	02/25/37	1,507,866
2,509,535	Fremont Home Loan Trust 2006-B(b)	US0001M + 0.240%	0.3420	08/25/36	1,109,761
7,382,530	GE-WMC Mortgage Securities Trust 2006-1 A2B(b)	US0001M + 0.300%	0.4020	08/25/36	4,389,910
3,500,337	GE-WMC Mortgage Securities Trust 2006-1 A2C(b)	US0001M + 0.480%	0.5820	08/25/36	2,119,005
306,287	GSAMP Trust 2007-FM2 A2A(b)	US0001M + 0.060%	0.1620	01/25/37	222,700
129,590	GSAMP Trust 2007-FM2 A2B(b)	US0001M + 0.090%	0.1920	01/25/37	94,667
108,052	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-D(b)	US0001M + 0.160%	0.2620	11/25/36	103,500
2,128,509	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-E(b)	US0001M + 0.170%	0.2720	04/25/37	1,743,118
425,973	IXIS Real Estate Capital Trust 2006-HE2(b)	US0001M + 0.320%	0.4220	08/25/36	152,314

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 92.0% (Continued)
	RESIDENTIAL MORTGAGE — 14.8% (Continued)
138,867	JP Morgan Mortgage Acquisition Trust 2007-CH2(d)		4.5240	10/25/30	$96,110
565,521	Lehman XS Trust 2007-3 1BA1(b)	US0001M + 0.320%	0.4220	03/25/37	581,540
531,790	Lehman XS Trust 2007-3 1BA2(b)	US0006M + 0.500%	0.7460	03/25/37	558,104
918,049	Long Beach Mortgage Loan Trust 2002-1(b)	US0001M + 3.750%	3.8530	05/25/32	970,925
28,810	Long Beach Mortgage Loan Trust 2004-3(b)	US0001M + 0.855%	0.9570	07/25/34	28,665
44,650,621	Merrill Lynch Mortgage Investors Trust Series 2006-RM2 A1B(b)	US0001M + 0.470%	0.5720	05/25/37	2,388,188
232,814	Morgan Stanley A.B.S Capital I Inc Trust 2004-NC5(b)	US0001M + 0.900%	1.0020	05/25/34	228,574
404,695	Morgan Stanley A.B.S Capital I Inc Trust 2004-NC8(b)	US0001M + 1.500%	1.6020	09/25/34	401,776
8,875,000	Morgan Stanley A.B.S Capital I Inc Trust 2007-SEA1(a),(b)	US0001M + 1.900%	2.0020	02/25/47	1,192,386
2,212,683	RAMP Series 2007-RS1 Trust(b)	US0001M + 0.340%	0.4420	02/25/37	1,093,607
10,748,368	Securitized Asset Backed Receivables, LLC Trust 2005-FR4(b)	US0001M + 0.170%	0.2720	08/25/36	4,649,137
13,349,140	Securitized Asset Backed Receivables, LLC Trust 2007-HE1(b)	US0001M + 0.220%	0.3220	12/25/36	4,416,460
1,319,355	Specialty Underwriting & Residential Finance Trust Series 2006-BC5 A2C(b)	US0001M + 0.100%	0.2020	11/25/37	943,549
3,931,356	Specialty Underwriting & Residential Finance Trust Series 2006-BC5 A2E(b)	US0001M + 0.210%	0.3130	11/25/37	2,870,912
235,708	Structured Asset Investment Loan Trust 2004-5(b)	US0001M + 1.725%	1.8270	05/25/34	236,161
1,023,719	Structured Asset Investment Loan Trust 2004-9(b)	US0001M + 1.950%	2.0520	10/25/34	1,042,499
542,072	WaMu Asset-Backed Certificates WaMu Series 2007-HE1 Trust(b)	US0001M + 0.150%	0.2520	01/25/37	508,997
					67,056,828
	TOTAL ASSET BACKED SECURITIES (Cost $424,675,440)				421,157,035

	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 5.6%
1,413,391	Fannie Mae REMICS 2011-124 NS(b),(e)	US0001M + 6.500%	6.3980	12/25/41	245,362
23,149	Fannie Mae REMICS 2012-111 JS(b),(e)	US0001M + 6.100%	5.9980	07/25/40	183
549,038	Fannie Mae REMICS 2012-126 DI(e)		3.0000	11/25/27	34,158
512,824	Fannie Mae REMICS 2012-88 SB(b),(e)	US0001M + 6.670%	6.5680	07/25/42	89,177
1,773,022	Fannie Mae REMICS 2012-94 YS(b),(e)	US0001M + 6.650%	6.5480	06/25/39	147,142
249,627	Fannie Mae REMICS 2013-109 AS(b),(e)	US0001M + 6.150%	6.0480	11/25/30	3,453
109,940	Fannie Mae REMICS 2013-42 PD		1.2500	05/25/43	107,939
390,696	Fannie Mae REMICS 2016-3 NI(e)		6.0000	02/25/46	76,187
1,245,893	Fannie Mae REMICS 2017-112 SC(b),(e)	US0001M + 6.150%	6.0480	01/25/48	215,983
1,997,632	Fannie Mae REMICS 2017-26 SG(b),(e)	US0001M + 6.000%	5.8980	12/25/39	38,482
2,764,227	Fannie Mae REMICS 2017-30 MI(e)		4.0000	02/25/44	160,171
878,747	Fannie Mae REMICS 2017-38 S(b),(e)	US0001M + 6.100%	5.9980	05/25/47	167,572

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 5.6% (Continued)
65,668	Fannie Mae REMICS 2017-6 MI(e)		4.0000	08/25/44	$4,138
2,053,570	Fannie Mae REMICS 2019-34 KI(e)		4.0000	07/25/49	182,210
1,295,932	Fannie Mae REMICS 2019-37 CI(e)		4.5000	09/25/48	225,428
1,453,178	Fannie Mae REMICS 2020-14 BI(e)		4.0000	03/25/50	175,368
468,537	Fannie Mae REMICS 2020-16 SJ(b),(e)	US0001M + 6.050%	5.9480	03/25/50	69,677
4,783,664	Fannie Mae REMICS 2020-28 IK(e)		3.0000	10/25/49	310,978
3,752,065	Fannie Mae REMICS 2020-95 IB(e)		2.5000	01/25/51	374,396
9,667,280	Fannie Mae REMICS 2021-34 MI(e)		2.5000	03/25/51	1,320,376
3,281,691	Fannie Mae REMICS 2021-56 IM(b),(e)	SOFR30A + 2.200%	2.1670	09/25/51	197,666
7,606,045	Fannie Mae REMICS 2021-69 IK(e)		2.0000	05/25/51	1,127,871
15,469,869	Fannie Mae REMICS 2021-80 IA(e)		2.0000	11/25/51	1,689,149
277,819	Freddie Mac REMICS 3980 TS(b),(e)	US0001M + 6.500%	6.3900	09/15/41	50,137
1,178,798	Freddie Mac REMICS 4100 JI(e)		3.5000	10/15/41	85,427
358,769	Freddie Mac REMICS 4103 DS(b),(e)	US0001M + 6.150%	6.0400	09/15/40	13,479
427,555	Freddie Mac REMICS 4205 AI(e)		2.5000	05/15/28	21,916
7,945,057	Freddie Mac REMICS 4226 IM(e)		3.5000	09/15/31	296,215
522,973	Freddie Mac REMICS 4314 SE(b),(e)	US0001M + 6.050%	5.9400	03/15/44	85,748
546,298	Freddie Mac REMICS 4431 ST(b),(e)	US0001M + 6.100%	5.9900	01/15/45	88,015
107,937	Freddie Mac REMICS 4449 PI(e)		4.0000	11/15/43	8,747
219,156	Freddie Mac REMICS 4535 HI(e)		3.0000	03/15/41	1,367
1,843,720	Freddie Mac REMICS 4580 MI(e)		3.5000	02/15/43	80,201
1,716,119	Freddie Mac REMICS 4672 AI(e)		4.5000	03/15/45	70,945
506,707	Freddie Mac REMICS 4680 LI(e)		4.0000	10/15/43	14,758
336,276	Freddie Mac REMICS 4818 BI(e)		4.0000	03/15/45	15,664
1,735,457	Freddie Mac REMICS 4891 PI(e)		4.0000	06/15/49	159,975
1,112,833	Freddie Mac REMICS 5071 IF(e)		2.0000	02/25/51	94,031
6,852,215	Freddie Mac REMICS 5071 IS(e)		2.0000	02/25/51	665,437
5,518,551	Freddie Mac REMICS 5071 KI(e)		2.0000	02/25/51	516,324
21,300,919	Freddie Mac REMICS 5090 SA(b),(e)	SOFR30A + 1.550%	1.5000	03/25/51	737,751
962,286	Government National Mortgage Association 2004-56 S(b),(e)	US0001M + 7.650%	7.5460	06/20/33	106,163
649,247	Government National Mortgage Association 2010-131 SB(b),(e)	US0001M + 6.050%	5.9420	04/16/40	15,875
225,713	Government National Mortgage Association 2012-36 QS(b),(e)	US0001M + 6.620%	6.5160	03/20/42	41,025
992,518	Government National Mortgage Association 2014-118 AI(e)		3.5000	05/16/40	54,964
316,390	Government National Mortgage Association 2016-1 ST(b),(e)	US0001M + 6.200%	6.0960	01/20/46	50,675
1,341,394	Government National Mortgage Association 2018-154 DI(e)		4.0000	01/20/45	80,820
7,006,909	Government National Mortgage Association 2018-154 SP(b),(e)	US0001M + 6.150%	6.0460	11/20/48	926,856

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 5.6% (Continued)
5,597,207	Government National Mortgage Association 2020-122 YI(e)		2.5000	08/20/50	$428,751
19,118,171	Government National Mortgage Association 2020-33 AI(e)		3.0000	03/20/50	2,463,660
2,136,237	Government National Mortgage Association 2020-61 SF(b),(e)	US0001M + 6.440%	6.3360	07/20/43	380,350
384,007	Government National Mortgage Association 2020-62 GI(e)		4.5000	05/20/50	48,023
1,920,035	Government National Mortgage Association 2020-62 IG(e)		4.5000	05/20/50	243,227
7,802,825	Government National Mortgage Association 2021-103 JI(e)		2.5000	06/20/51	695,201
16,332,047	Government National Mortgage Association 2021-117 PI(e)		2.5000	07/20/51	1,604,823
6,858,947	Government National Mortgage Association 2021-118 GI(e)		2.5000	07/20/51	702,338
13,983,192	Government National Mortgage Association 2021-156 BI(e)		2.5000	09/20/51	1,271,699
7,913,576	Government National Mortgage Association 2021-156 QI(e)		2.5000	09/20/51	787,608
20,393,479	Government National Mortgage Association 2021-177 MI(e)		2.5000	10/20/51	1,911,392
3,046,906	Government National Mortgage Association 2021-196 PI(e)		2.5000	09/20/51	252,286
10,407,213	Government National Mortgage Association 2021-24 LI(e)		2.5000	01/20/51	1,265,895
11,688,841	Government National Mortgage Association 2021-41 BI(e)		2.0000	03/20/51	1,388,643
4,122,415	Government National Mortgage Association 2021-49 IP(e)		2.5000	01/20/51	317,823
4,777,770	Government National Mortgage Association 2021-83 EI(e)		2.5000	05/20/51	481,540
					25,488,840
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $29,179,307)				25,488,840

	SHORT-TERM INVESTMENTS — 1.7%
	MONEY MARKET FUNDS - 1.7%
7,563,505	First American Government Obligations Fund, Class U, 0.03% (Cost$7,563,505)(f)				7,563,505

	TOTAL INVESTMENTS - 99.3% (Cost $461,418,252)				$454,209,380
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%				3,431,230
	NET ASSETS - 100.0%				$457,640,610

LLC	- Limited Liability Company

REMIC	- Real Estate Mortgage Investment Conduit

12MTA	- Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

SOFR30A	- United States 30 Day Average SOFR Secured Overnight Financing Rate

US0001M	- ICE LIBOR USD 1 Month

US0006M	- ICE LIBOR USD 6 Month

US0012M	- ICE LIBOR USD 12 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2021 the total market value of 144A securities is 110,339,522 or 24.1% of net assets.

(b)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Variable rate security; the rate shown represents the rate on December 31, 2021.

(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at December 31, 2021.

(e)	Interest only securities.

(f)	Rate disclosed is the seven day effective yield as of December 31, 2021.

(g)	Maturity not determined on this security, maturity will occur based on the maturity of the underlying bonds.

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	CLOSED END FUNDS — 2.2%
	COMMODITY - 2.2%
23,500	Sprott Physical Gold and Silver Trust(a)	$416,890

	TOTAL CLOSED END FUNDS (Cost $336,373)	416,890

	COMMON STOCKS — 69.7%
	AEROSPACE & DEFENSE - 0.9%
9,030	Kratos Defense & Security Solutions, Inc.(a)	175,182

	ASSET MANAGEMENT - 3.4%
5,850	Groupe Bruxelles Lambert S.A.	653,021

	BEVERAGES - 1.0%
375,000	Thai Beverage PCL	183,585

	BIOTECH & PHARMA - 11.3%
2,900	Johnson & Johnson	496,103
6,900	Novartis A.G. - ADR	603,543
14,550	Sanofi - ADR	728,955
26,000	Takeda Pharmaceutical Company Ltd. - ADR	354,380
		2,182,981
	CHEMICALS - 1.9%
9,250	Mosaic Company	363,433

	CONSTRUCTION MATERIALS - 2.5%
3,930	Holcim Ltd.	200,608
9,000	MDU Resources Group, Inc.	277,560
		478,168
	E-COMMERCE DISCRETIONARY - 1.2%
3,500	eBay, Inc.	232,750

	ENGINEERING & CONSTRUCTION - 3.5%
4,000	Tetra Tech, Inc.	679,200

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 69.7% (Continued)
	ENTERTAINMENT CONTENT - 0.5%
7,700	Vivendi S.A.	$104,114

	FOOD - 6.6%
9,326	Campbell Soup Company	405,307
197,800	Grupo Herdez S.A.B. de C.V.	390,574
3,533	Nestle S.A. - ADR	495,927
		1,291,808
	GAS & WATER UTILITIES - 6.3%
11,820	National Fuel Gas Company	755,771
10,000	UGI Corporation	459,100
		1,214,871
	METALS & MINING - 1.5%
7,000	Anglo American PLC	285,952

	SEMICONDUCTORS - 5.1%
4,915	Intel Corporation	253,123
8,000	Micron Technology, Inc.	745,199
		998,322
	SOFTWARE - 3.5%
2,000	Microsoft Corporation	672,640

	TECHNOLOGY HARDWARE - 6.9%
12,500	Cisco Systems, Inc.	792,125
85,500	Nokia OYJ - ADR(a),(b)	531,810
		1,323,935
	TELECOMMUNICATIONS - 5.6%
5,000	AT&T, Inc.	123,000
55,500	Orange S.A. - ADR	585,525
23,800	Vodafone Group PLC - ADR	355,334
		1,063,859
	TOBACCO & CANNABIS - 3.9%
3,991,700	Hanjaya Mandala Sampoerna Tbk P.T.	270,268
22,000	Imperial Brands PLC - ADR	484,088
		754,356

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares				Fair Value
	COMMON STOCKS — 69.7% (Continued)
	WHOLESALE - CONSUMER STAPLES - 4.1%
8,375	Bunge Ltd.			$781,890

	TOTAL COMMON STOCKS (Cost $10,328,480)			13,440,067

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CONVERTIBLE BONDS — 1.4%
	BIOTECH & PHARMA — 1.4%
275,000	Ligand Pharmaceuticals, Inc.	0.7500	05/15/23	275,172

	TOTAL CONVERTIBLE BONDS (Cost $264,520)			275,172

	CORPORATE BONDS — 21.5%
	AUTOMOTIVE — 1.3%
250,000	Ford Motor Credit Company, LLC	3.3390	03/28/22	250,748

	BIOTECH & PHARMA — 2.2%
165,000	Teva Pharmaceutical Finance Company BV	2.9500	12/18/22	165,361
250,000	Teva Pharmaceutical Finance Netherlands III BV	2.8000	07/21/23	251,195
				416,556
	CABLE & SATELLITE — 3.4%
361,000	CSC Holdings, LLC	5.8750	09/15/22	370,392
290,000	DISH DBS Corporation	5.8750	07/15/22	295,082
				665,474
	ELECTRIC UTILITIES — 1.3%
250,000	TransAlta Corporation	4.5000	11/15/22	254,060

	LEISURE FACILITIES & SERVICES — 7.4%
225,000	Brinker International, Inc.	3.8750	05/15/23	230,342
126,000	Carnival Corporation	7.2000	10/01/23	135,807
200,000	MGM Resorts International	7.7500	03/15/22	202,753
769,000	Royal Caribbean Cruises Ltd.	5.2500	11/15/22	780,569

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 21.5% (Continued)
	LEISURE FACILITIES & SERVICES — 7.4% (Continued)
65,000	Wyndham Destinations, Inc.	3.9000	03/01/23	$66,075
				1,415,546
	RETAIL - DISCRETIONARY — 2.3%
185,000	Foot Locker, Inc.	8.5000	01/15/22	185,845
250,000	QVC, Inc.	4.3750	03/15/23	257,794
				443,639
	TECHNOLOGY HARDWARE — 1.3%
250,000	Seagate HDD Cayman	4.2500	03/01/22	250,969

	TELECOMMUNICATIONS — 1.1%
50,000	CenturyLink, Inc.	7.5000	04/01/24	54,810
150,000	Sprint Communications, Inc.	6.0000	11/15/22	156,315
				211,125
	TRANSPORTATION & LOGISTICS — 1.2%
225,000	United Airlines Holdings, Inc.	4.2500	10/01/22	228,654

	TOTAL CORPORATE BONDS (Cost $4,138,830)			4,136,771

	U.S. GOVERNMENT & AGENCIES — 5.1%
	U.S. TREASURY INFLATION PROTECTED — 5.1%
443,000	United States Treasury Inflation Indexed Bonds	0.3750	01/15/27	558,319
360,000	United States Treasury Inflation Indexed Bonds	0.1250	01/15/31	428,829
				987,148
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $982,901)			987,148

	TOTAL INVESTMENTS - 99.9% (Cost $16,051,104)			$19,256,048
	CALL OPTIONS WRITTEN - (0.6)% (Proceeds - $36,485)			(114,700)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%			127,130
	NET ASSETS - 100.0%			$19,268,478

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Contracts(c)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (0.6)%
	CALL OPTIONS WRITTEN- (0.6)%
300	Nokia OYJ	01/21/2022	$4	$186,600	$66,300
400	Nokia OYJ	01/21/2022	5	248,800	48,400
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $36,485)				114,700

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $36,485)				$114,700

ADR - American Depositary Receipt

LLC - Limited Liability Company

Ltd. - Limited Company

OYJ - Julkinen osakeyhtiö

PLC - Public Limited Company

P.T. - Perseroan Terbatas

S.A. - Société Anonyme

(a)	Non-income producing security.

(b)	All or a portion of this security is segregated as collateral for and is subject to call options written.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares						Fair Value
	COMMON STOCK - 0.1%
	SOFTWARE - 0.1%
7,832	Avaya Holdings Corp.					$155,074
	TOTAL COMMON STOCK (Cost - $198,736)

Principal
Amount ($)		Variable Rate	Coupon Rate (%)		Maturity
	ASSET BACKED SECURITIES - 5.6%
	CLO - 5.6%
500,000	Apidos CLO XX #	3 Month LIBOR + 5.700%	5.822	*	7/16/2031	471,961
500,000	ARES XLVII CLO Ltd. #	3 Month LIBOR + 5.500%	5.624	*	4/15/2030	475,876
500,000	BlueMountain CLO 2018-3 Ltd. #	3 Month LIBOR + 5.950%	6.074	*	10/25/2030	472,803
500,000	BlueMountain CLO XXII Ltd. #	3 Month LIBOR + 5.050%	5.174	*	7/15/2031	469,967
500,000	BlueMountain Fuji US CLO I Ltd. #	3 Month LIBOR + 6.000%	6.131	*	7/20/2029	488,960
500,000	BlueMountain Fuji US CLO III Ltd. #	3 Month LIBOR + 5.200%	5.324	*	1/15/2030	472,622
500,000	Canyon CLO 2018-1 Ltd. #	3 Month LIBOR + 5.750%	5.874	*	7/15/2031	480,070
500,000	Carlyle Global Market Strategies CLO 2015-3 Ltd. #	3 Month LIBOR + 5.200%	5.336	*	7/28/2028	473,932
500,000	Carlyle Global Market Strategies CLO 2017-1 Ltd. #	3 Month LIBOR + 6.000%	6.131	*	4/20/2031	465,623
500,000	Cook Park CLO Ltd. #	3 Month LIBOR + 5.400%	5.522	*	4/17/2030	485,946
500,000	Galaxy XXI CLO Ltd. #	3 Month LIBOR + 5.250%	5.381	*	4/20/2031	479,382
500,000	GoldenTree Loan Management US CLO 1 Ltd. #	3 Month LIBOR + 4.750%	4.881	*	1/20/2033	472,062
500,000	GoldenTree Loan Opportunities X Ltd. #	3 Month LIBOR + 5.650%	5.781	*	7/20/2031	728,771
500,000	KKR CLO 13 Ltd. #	3 Month LIBOR + 4.950%	5.072	*	1/16/2028	497,350
500,000	Magnetite XV Ltd. #	3 Month LIBOR + 5.200%	5.324	*	7/25/2031	491,944
500,000	Neuberger Berman Loan Advisers CLO 28 Ltd. #	3 Month LIBOR + 5.600%	5.731	*	4/20/2030	488,934
500,000	Octagon Investment Partners XXII Ltd. #	3 Month LIBOR + 5.400%	5.524	*	7/15/2030	468,977
500,000	Octagon Investment Partners 37 Ltd. #	3 Month LIBOR + 5.400%	5.524	*	7/25/2030	485,401
500,000	Octagon Investment Partners XVII Ltd. #	3 Month LIBOR + 5.150%	5.274	*	1/25/2031	465,633
500,000	Octagon Investment Partners XXII Ltd. #	3 Month LIBOR + 5.450%	5.578	*	1/22/2030	474,727
500,000	Regatta XI Funding Ltd. #	3 Month LIBOR + 5.500%	5.622	*	7/17/2031	536,058
500,000	Wellfleet CLO 2017-1 Ltd. #	3 Month LIBOR + 6.050%	6.181	*	4/20/2029	489,050
500,000	York CLO 1 Ltd. #	3 Month LIBOR + 5.580%	5.708	*	10/22/2029	488,980
	TOTAL ASSET BACKED SECURITIES (Cost - $11,352,623)					11,325,029

	CABLE & SATELLITE - 0.1%
75,000	DISH DBS Corporation #		5.250		12/1/2026	76,296
189,000	Ziggo Bond Company BV #		6.000		1/15/2027	194,862
						271,158
	CONTAINERS & PACKAGING - 0.1%
86,000	Silgan Holdings, Inc.		4.750		3/15/2025	86,628

	ENTERTAINMENT CONTENT - 0.1%
209,000	Univision Communications, Inc. #		9.500		5/1/2025	223,581

	INDUSTRIAL SUPPORT SERVICES - 0.0% +
26,000	Ritchie Bros Holdings, Inc. #		4.750		12/15/2031	27,186

	INSURANCE- 0.2%
243,000	Alliant Holdings Intermediate LLC #		6.750		10/15/2027	252,365
95,000	HUB International Ltd. #		7.000		5/1/2026	97,734
						350,099
	MEDICAL EQUIPMENT & DEVICES - 0.0% +
40,000	Mozart Debt Merger Sub, Inc. #		5.250		10/1/2029	40,629

	OIL & GAS PRODUCERS - 0.1%
24,000	Continental Resources, Inc. #		5.750		1/15/2031	28,303
89,000	Southwestern Energy Company		4.750		2/1/2032	93,864
88,000	Sunoco LP		6.000		4/15/2027	91,863
						214,030
	PUBLISHING & BROADCASTING - 0.1%
25,000	Gray Escrow II, Inc. #		5.375		11/15/2031	25,764
135,000	McGraw-Hill Education, Inc. #		8.000		8/1/2029	134,157
						159,921
	RETAIL - DISCRETIONARY - 0.1%
140,000	Builders FirstSource, Inc. #		6.750		6/1/2027	147,851

	PUBLISHING & BROADCASTING - 0.0% +
24,000	Nationstar Mortgage Holdings, Inc. #		5.750		11/15/2031	23,914
38,000	Starwood Property Trust, Inc. #		3.750		12/31/2024	38,442
						62,356

See accompanying notes which are an integral part of these financial statements.

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2021

Principal
Amount ($)		Variable Rate	Coupon Rate (%)		Maturity	Fair Value
	CORPORATE BONDS - 0.8% (continued)
	TECHNOLOGY SERVICES - 0.0% +
26,000	Dun & Bradstreet Corporation #		5.000		12/15/2029	26,643

	TOTAL CORPORATE BONDS (Cost - $1,602,016)					1,610,082

	BANK LOANS - 94.2%
	ADVERTISING & MARKETING - 0.4%
44,776	ABG Intermediate Holdings 2, LLC	SOFRRATE + 3.500%	4.584	*	12/10/2028	44,608
285,448	ABG Intermediate Holdings 2, LLC	SOFRRATE + 3.500%	6.834	*	12/10/2028	284,377
44,776	ABG Intermediate Holdings 2, LLC	SOFRRATE + 3.500%	4.500	*	1/31/2029	44,608
500,000	ABG Intermediate Holdings 2, LLC	SOFRRATE + 6.000%	3.836	*	12/10/2029	502,500
						876,093
	AEROSPACE & DEFENSE - 2.5%
2,438,532	Dynasty Acquisition Co., Inc.	3 Month LIBOR + 3.500%	3.724	*	4/6/2026	2,379,324
1,311,468	Standard Aero Ltd.	3 Month LIBOR + 3.500%	3.724	*	4/6/2026	1,279,626
1,375,000	Vertex Aerospace Services Corp.	1 Month LIBOR + 4.000%	4.750	*	11/10/2028	1,374,656
						5,033,606
	ASSET MANAGEMENT - 2.2%
2,254,794	Advisor Group Holdings, Inc.	1 Month LIBOR + 4.500%	4.604	*	7/31/2026	$2,263,959
365,994	Edelman Financial Center LLC	1 Month LIBOR + 6.750%	6.854	*	7/20/2026	368,091
1,684,750	KPAE Finance Sub, Inc.	3 Month LIBOR + 3.750%	4.250	*	10/28/2027	1,686,157
1,247	Nexus Buyer LLC	1 Month LIBOR + 3.750%	3.854	*	11/8/2026	1,243
						4,319,450
	AUTOMOTIVE - 1.3%
2,500,000	First Brands Group LLC	3 Month LIBOR + 5.000%	6.000	*	3/30/2027	2,516,250

	CABLE & SATELLITE - 0.5%
1,000,000	Directv Financing, LLC			*@	7/22/2027	1,002,210

	CHEMICALS - 1.1%
1,496,250	Herens US Holdco Corp.	6 Month LIBOR + 4.000%	4.750	*	7/3/2028	1,497,701
651,126	PQ Group Holdings, Inc.			*@	8/2/2028	652,754
						2,150,455
	COMMERCIAL SUPPORT SERVICES - 7.2%
3,925,000	Allied Universal Holdco LLC	3 Month LIBOR + 3.750%	3.750	*	5/12/2028	3,917,170
1,396,491	Amentum Government Services Holdings LLC	3 Month LIBOR + 4.750%	4.750	*	1/29/2027	1,399,110
725,000	Amentum Government Services Holdings LLC	3 Month LIBOR + 8.750%	8.750	*	1/31/2028	730,437
372,188	American Residential Services LLC	3 Month LIBOR + 3.500%	3.500	*	10/15/2027	372,653
710,363	Bifm CA Buyer, Inc.	1 Month LIBOR + 3.750%	3.500	*	6/1/2026	705,035
2,700,000	Conservice Midco LLC	3 Month LIBOR + 4.250%	4.250	*	5/13/2027	2,698,596
239,963	Creative Artists Agency LLC	1 Month LIBOR + 4.250%	4.250	*	11/27/2026	239,662
2,245,373	Dispatch Terra Acquisition LLC	3 Month LIBOR + 4.250%	4.250	*	3/27/2028	2,246,776
1,346,671	Packers Holdings LLC	3 Month LIBOR + 3.250%	3.250	*	3/9/2028	1,339,938
742,500	Stiphout Finance LLC	1 Month LIBOR + 3.750%	4.750	*	10/27/2025	743,896
						14,393,273
	CONSUMER SERVICES - 1.6%
1,000,000	Prometric Holdings, Inc.	1 Month LIBOR + 3.000%	4.000	*	1/29/2025	989,375
2,272,184	Spin Holdco, Inc.	3 Month LIBOR + 4.000%	4.750	*	3/4/2028	2,282,284
						3,271,659
	CONTAINERS & PACKAGING - 3.6%
965,587	Berlin Packaging	1 Month LIBOR + 3.750%	4.250	*	3/11/2028	965,708
1,000,000	Berlin Packaging	1 Month LIBOR + 3.750%	4.250	*	3/11/2028	1,000,125
2,544,640	Mauser Packaging Solutions Holding Company	1 Month LIBOR + 3.250%	3.337	*	4/3/2024	2,515,783
1,313,904	Pretium PKG Holdings, Inc.	6 Month LIBOR + 4.000%	4.500	*	9/22/2028	1,313,168
1,350,000	Ring Container Technologies Group, LLC	3 Month LIBOR + 3.750%	4.250	*	8/12/2028	1,354,725
						7,149,509
	ELECTRIC UTILITIES - 0.3%
579,534	Granite Generation LLC	3 Month LIBOR + 3.750%	4.750	*	11/9/2026	572,218

	ELECTRICAL EQUIPMENT - 1.2%
661,466	Belfor Holdings, Inc.	1 Month LIBOR + 3.750%	3.854	*	4/6/2026	663,120
1,009,930	Brookfield WEC Holdings, Inc.	1 Month LIBOR + 2.750%	3.250	*	8/1/2025	1,003,825
765,066	Deliver Buyer, Inc.	3 Month LIBOR + 5.000%	5.224	*	5/1/2024	767,457
						2,434,402

See accompanying notes which are an integral part of these financial statements.

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2021

Principal
Amount ($)		Variable Rate	Coupon Rate (%)		Maturity	Fair Value
	BANK LOANS - 94.2% (Continued)
	ENGINEERING & CONSTRUCTION - 1.5%
13,247	DG Investment Intermediate Holdings 2, Inc.	1 Month LIBOR + 3.750%	4.500	*	3/18/2028	13,259
501,172	PowerTeam Services LLC	3 Month LIBOR + 3.500%	4.500	*	3/6/2025	486,608
335,000	PowerTeam Services LLC	3 Month LIBOR + 7.250%	8.250	*	3/6/2026	331,650
2,200,000	USIC Holdings, Inc.	1 Month LIBOR + 3.500%	4.250	*	5/12/2028	2,200,000
						3,031,517
	ENTERTAINMENT CONTENT - 1.2%
81,000	AP Core Holdings II, LLC	1 Month LIBOR + 5.500%	6.250	*	7/21/2027	81,236
2,250,000	Univision Communications, Inc.	1 Month LIBOR + 2.750%	3.750	*	3/15/2024	2,253,510
1,750	Univision Communications, Inc.	1 Month LIBOR + 3.250%	4.000	*	3/15/2026	1,756
						2,336,502
	HEALTH CARE FACILITIES & SERVICES - 14.6%
1,194,000	ADMI Corp.	1 Month LIBOR + 3.125%	3.625	*	12/23/2027	1,188,030
1,533,914	Aveanna Healthcare LLC	1 Month LIBOR + 3.750%	4.250	*	7/17/2028	1,529,258
356,724	Aveanna Healthcare LLC			*@	7/17/2028	355,642
66,000	Aveanna Healthcare LLC	1 Month LIBOR + 7.000%	7.500	*	12/7/2029	65,918
1,400,000	Bella Holding Co. LLC	1 Month LIBOR + 3.750%	4.500	*	5/10/2028	1,401,022
1,247,494	Cano Health, LLC	6 Month LIBOR + 4.500%	5.250	*	11/23/2027	1,248,897
36,613	Change Healthcare Holdings LLC	1 Month LIBOR + 2.500%	3.500	*	2/3/2024	36,618
1,322,592	Envision Healthcare Corp.	1 Month LIBOR + 3.750%	3.854	*	10/10/2025	1,068,410
1,781,000	ExamWorks Group, Inc.	6 Month LIBOR + 3.250%	3.750	*	10/7/2028	1,778,934
1,894,000	Eyecare Partners LLC	3 Month LIBOR + 3.750%	3.974	*	2/18/2027	1,886,310
121,200	Eyecare Partners LLC	1 Month LIBOR + 2.750%	6.000	*	10/14/2028	120,912
484,800	Eyecare Partners LLC	3 Month LIBOR + 3.750%	4.250	*	10/14/2028	483,649
2,850,000	FC Compassus, LLC	1 Month LIBOR + 4.250%	5.000	*	12/31/2026	2,851,781
1,700,000	Heartland Dental LLC	1 Month LIBOR + 3.500%	3.604	*	4/30/2025	1,686,426
888,276	Legacy LifePoint Health, LLC	1 Month LIBOR + 3.750%	3.852	*	11/16/2025	888,715
1,595,928	MED ParentCo LP	1 Month LIBOR + 4.250%	4.354	*	8/31/2026	1,596,367
2,600,000	Milano Acquisition Corporation	3 Month LIBOR + 4.000%	4.750	*	10/1/2027	2,610,075
3,157,580	National Mentor Holdings, Inc.	3 Month LIBOR + 3.750%	4.500	*	3/2/2028	3,127,978
129,204	National Mentor Holdings, Inc.			*@	3/2/2028	127,993
87,656	National Mentor Holdings, Inc.	3 Month LIBOR + 3.750%	4.500	*	3/2/2028	86,834
700,000	One Call Medical Co.	3 Month LIBOR + 5.500%	6.250	*	4/22/2027	703,283
250,000	Phoenix Guarantor, Inc.	1 Month LIBOR + 3.500%	3.342	*	3/5/2026	248,730
997,500	Upstream Newco, Inc.	1 Month LIBOR + 4.250%	4.354	*	11/20/2026	1,000,148
1,811,482	US Anesthesia Partners, Inc.	6 Month LIBOR + 4.250%	4.750	*	9/22/2028	1,809,335
1,313,295	WP CityMD Bidco LLC	6 Month LIBOR + 3.250%	3.750	*	11/13/2028	1,314,319
						29,215,584
	HOME & OFFICE PRODUCTS - 0.9%
1,653,117	Osmosis Debt Merger Sub, Inc.	1 Month LIBOR + 4.000%	4.500	*	7/31/2028	1,659,754
202,778	Osmosis Debt Merger Sub, Inc.			*@	7/31/2028	203,592
						1,863,346
	HOUSEHOLD PRODUCTS - 0.7%
1,346,625	Journey Personal Care Corp.	3 Month LIBOR + 4.250%	5.000	*	3/1/2028	1,347,750

	INDUSTRIAL SUPPORT SERVICES - 0.2%
116,480	FCG Acquisitions, Inc.			*@	3/30/2029	117,354
208,000	FCG Acquisitions, Inc.			*@	7/27/2029	209,560
						326,914

	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
112,000	AqGen Ascensus, Inc.	3 Month LIBOR + 6.500%	7.000	*		112,595
1,046,910	Aretec Group, Inc.	1 Month LIBOR + 4.250%	4.334	*	10/1/2025	1,049,088
1,000,000	Armor Holdco, Inc.			*@	10/29/2028	1,004,585
						2,166,268
	INSURANCE - 6.0%
1,000,000	Acrisure LLC	1 Month LIBOR + 4.250%	4.750	*	2/15/2027	1,001,250
859,000	Acrisure LLC	3 Month LIBOR + 3.500%	4.250	*	2/15/2027	859,000
1,028,378	Acrisure LLC	3 Month LIBOR + 3.750%	3.632	*	2/15/2027	1,018,608
1,350,000	Amerilife Holdings, LLC			*@	3/18/2027	1,348,144
444,375	AssuredPartners, Inc.	1 Month LIBOR + 3.500%	4.000	*	2/12/2027	444,306
1,598,477	AssuredPartners, Inc.	1 Month LIBOR + 3.500%	3.604	*	2/12/2027	1,588,598
1,725,000	Asurion LLC	1 Month LIBOR + 5.250%	5.354	*	1/31/2028	1,732,547
193,000	Asurion LLC	1 Month LIBOR + 5.250%	5.354	*	1/20/2029	192,458
1,847,784	Hyperion Insurance	1 Month LIBOR + 3.250%	4.000	*	11/12/2027	1,842,009
800,000	Hyperion Insurance			*@	11/12/2027	797,752
1,124,000	OneDigital Borrower LLC			*@	11/16/2027	1,123,298
3,511	Ryan Specialty Group LLC	1 Month LIBOR + 3.000%	3.750	*	9/1/2027	3,517
						11,951,487

See accompanying notes which are an integral part of these financial statements.

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2021

Principal
Amount ($)		Variable Rate	Coupon Rate (%)		Maturity	Fair Value
	BANK LOANS - 94.2% (Continued)
	INTERNET MEDIA & SERVICES - 4.1%
1,223,250	Endurance International Group Holdings, Inc.	6 Month LIBOR + 3.500%	4.250	*	2/10/2028	1,214,651
1,224,410	Hoya Midco LLC	1 Month LIBOR + 3.500%	4.500	*	6/30/2024	1,226,455
1,000,000	Hunter Holdco 3 Ltd.	2 Month LIBOR + 4.750%	4.750	*	8/19/2028	1,003,130
2,513,312	MH Sub I LLC	1 Month LIBOR + 3.500%	3.584	*	9/13/2024	2,504,365
1,924,960	MH Sub I LLC	1 Month LIBOR + 3.750%	4.750	*	9/13/2024	1,931,379
320,059	NEP Group, Inc. Floating Rate			*@	10/20/2025	317,458
						8,197,438
	LEISURE FACILITIES & SERVICES - 4.7%
497,462	Aimbridge Acquisition Co., Inc.	1 Month LIBOR + 3.750%	3.835	*	2/2/2026	487,513
1,782,569	AMC Entertainment Holdings, Inc.	1 Month LIBOR + 3.000%	3.103	*	4/22/2026	1,612,111
342,407	Equinox Holdings, Inc.	6 Month LIBOR + 3.000%	4.000	*	3/8/2024	326,570
600,000	Fitness International LLC	1 Month LIBOR + 3.250%	4.250	*	4/18/2025	563,178
2,000,006	IRB Holding Corp.	3 Month LIBOR + 3.250%	4.250	*	12/15/2027	2,002,816
1,512	Motion Finco LLC	3 Month LIBOR + 3.250%	3.470	*	11/4/2026	1,483
2,200,000	Playa Resorts Holding BV	1 Month LIBOR + 2.750%	3.750	*	4/29/2024	2,147,519
2,250,000	Raptor Acquisition Corp.	3 Month LIBOR + 4.000%	4.750	*	11/1/2026	2,257,740
						9,398,930

	MACHINERY - 1.0%
249,000	Engineered Machinery Holdings, Inc.	3 Month LIBOR + 3.750%	4.500	*	5/19/2028	248,766
146,344	Engineered Machinery Holdings, Inc.			*@	5/21/2029	147,258
1,332,402	Pro Mach Group, Inc.	3 Month LIBOR + 4.000%	5.000	*	8/31/2028	1,338,691
199,721	Pro Mach Group, Inc.			*@	8/31/2028	200,664
						1,935,379
	OIL & GAS PRODUCERS - 1.6%
2,250,000	EG America LLC	3 Month LIBOR + 4.000%	4.224	*	2/7/2025	2,244,532
59,886	Energy & Exploration Partners LLC ^				5/13/2022	299
425,955	GIP III Stetson I LP	1 Month LIBOR + 4.250%	4.354	*	7/18/2025	412,069
550,000	Prairie ECI Acquiror LP	1 Month LIBOR + 4.750%	4.854	*	3/11/2026	533,195
						3,190,095
	PUBLISHING & BROADCASTING - 1.4%
2,750,000	McGraw Hill Education, Inc.	1 Month LIBOR + 4.750%	5.250	*	7/21/2028	2,741,846

	RETAIL - DISCRETIONARY - 4.7%
1,250,000	Great Outdoors Group, LLC	3 Month LIBOR + 3.750%	4.500	*	3/6/2028	1,252,994
526	Hertz Corp.	1 Month LIBOR + 3.500%	3.750	*	6/14/2028	527
1,198,750	LBM Acquisition, LLC	3 Month LIBOR + 3.750%	4.500	*	12/17/2027	1,189,855
1,091,750	LS Group OpCo AcquisItion LLC	6 Month LIBOR + 3.250%	4.000	*	11/2/2027	1,092,656
2,767,052	Mavis Tire Express Services Corp.	3 Month LIBOR + 4.000%	4.750	*	5/4/2028	2,773,112
492,005	Michaels Companies, Inc.	3 Month LIBOR + 4.250%	5.000	*	4/15/2028	488,404
997,500	Michaels Stores, Inc.			*@	4/15/2028	990,198
528,928	Rising Tide Holdings, Inc.	1 Month LIBOR + 4.750%	5.500	*	6/1/2028	528,267
1,088,832	Staples, Inc.	3 Month LIBOR + 5.000%	5.132	*	4/16/2026	1,054,687
						9,370,700
	SOFTWARE - 11.6%
1,050,185	athenahealth, Inc.	3 Month LIBOR + 4.250%	4.377	*	2/11/2026	1,051,629
1,500,000	Boxer Parent Co., Inc.	3 Month LIBOR + 3.750%	3.882	*	10/2/2025	1,492,500
512,000	Boxer Parent Co., Inc.	3 Month LIBOR + 5.500%	6.000	*	3/23/2026	517,865
509,023	DTI Holdco, Inc.	1 Month LIBOR + 4.750%	5.750	*	9/29/2023	501,494
1,000,000	GI Consilio Parent LLC	1 Month LIBOR + 4.000%	4.500	*	5/12/2028	995,105
648,747	HS Purchaser LLC	3 Month LIBOR + 4.000%	4.250	*	11/19/2026	647,800
250,000	HS Purchaser LLC	3 Month LIBOR + 6.750%	7.500	*	11/19/2026	250,105
1,325,000	Mediaocean, LLC			* @	12/15/2028	1,321,687
2,250,000	Mitchell International, Inc.	1 Month LIBOR + 3.250%	4.250	*	9/27/2028	2,240,156
100,000	Mitchell International, Inc.	1 Month LIBOR + 3.250%	7.000	*	10/1/2029	100,825
1,000,000	Project Sky Merger Sub, Inc.	1 Month LIBOR + 3.750%	4.250	*	8/10/2028	998,595
1,235,398	Project Sky Merger Sub, Inc.	1 Month LIBOR + 6.000%	6.500	*	8/10/2029	1,238,486
2,350,000	Quest Software US Holdings, Inc.	3 Month LIBOR + 8.250%	4.464	*	5/17/2025	2,350,893
490,059	Quest Software US Holdings, Inc.	3 Month LIBOR + 8.250%	8.379	*	5/18/2026	490,723
2,650,000	Solera LLC	1 Month LIBOR + 4.000%	4.500	*	6/2/2028	2,653,167
74,000	UKG, Inc.	1 Month LIBOR + 3.250%	3.750	*	5/4/2026	73,738

See accompanying notes which are an integral part of these financial statements.

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2021

Principal
Amount ($)		Variable Rate	Coupon Rate (%)		Maturity	Fair Value
	BANK LOANS - 94.2% (Continued)
	SOFTWARE - 11.6% (Continued)
1,550,000	UKG, Inc.	1 Month LIBOR + 5.250%	5.750	*	5/3/2027	$1,559,370
1,000,000	Ultimate Software Group, Inc.			*@	5/4/2026	998,350
1,401,680	Waystar Technologies, Inc.	1 Month LIBOR + 4.000%	4.104	*	10/22/2026	1,402,262
2,350,000	Weld North Education LLC	3 Month LIBOR + 3.750%	4.250	*	12/21/2027	2,353,431
						23,238,181
	SPECIALTY FINANCE - 0.9%
180,000	Apex Group Treasury, LLC	3 Month LIBOR + 3.750%	4.250	*	7/27/2028	179,944
113,000	Apex Group Treasury, LLC			*@	7/27/2028	112,965
1,400,000	Orion Advisor Solutions, Inc.	1 Month LIBOR + 3.750%	4.500	*	9/24/2027	1,404,158
						1,697,067
	TECHNOLOGY SERVICES - 9.8%
923,922	Acuris Finance US, Inc.	3 Month LIBOR + 4.000%	4.500	*	2/16/2028	928,375
1,750,000	AP Core Holdings II, LLC	1 Month LIBOR + 5.500%	6.250	*	7/21/2027	1,755,101
290,970	Blackhawk Network Holdings, Inc.	1 Month LIBOR + 7.000%	7.125		6/15/2026	290,061
2,019,773	Ensono Holdings, LLC	1 Month LIBOR + 4.000%	4.750	*	5/26/2028	2,020,823
2,490,000	MPH Acquisition Holdings LLC	3 Month LIBOR + 4.250%	4.750	*	9/1/2028	2,437,100
1,250,000	Motus Operations, LLC			*@	11/3/2028	1,248,831
2,320,971	Netsmart, Inc.	3 Month LIBOR + 4.000%	4.750	*	10/1/2027	2,329,188
1,994,987	Peraton Corp.	1 Month LIBOR + 3.750%	4.500	*	2/1/2028	1,999,257
250,000	Peraton Corp.	1 Month LIBOR + 7.750%	8.500	*	2/1/2029	254,063
2,225,000	Sitel Worldwide Corporation		*@		7/28/2028	2,227,091
2,450,000	TierPoint, LLC	1 Month LIBOR + 3.750%	4.500	*	8/27/2025	2,454,079
1,596,000	Verscend Holding Corp.	1 Month LIBOR + 7.000%	4.104	*	4/2/2029	1,597,596
65,000	Verscend Holding Corp.	1 Month LIBOR + 7.000%	7.500	*	4/2/2029	65,244
						19,606,809
	TELECOMMUNICATIONS - 1.9%
2,150,563	Metronet Systems Holdings LLC	1 Month LIBOR + 3.750%	4.500	*	6/2/2028	2,154,326
1,650,000	Xplornet Communications, Inc.			*@	9/30/2028	1,650,173
						3,804,499
	TRANSPORTATION & LOGISTICS - 1.8%
577,924	AAdvantage Loyalty IP Ltd.	3 Month LIBOR + 4.750%	5.500	*@	4/20/2028	599,853
250,000	KKR Apple Bidco, LLC			*@	7/13/2029	253,829

1,110,949	United Airlines, Inc.	3 Month LIBOR + 3.750%	4.500	*	4/21/2028	1,117,448
1,750,000	WestJet Airlines Ltd.	6 Month LIBOR + 3.000%	4.000	*	12/11/2026	1,703,966
						3,675,096
	WHOLESALE - CONSUMER STAPLES - 0.3%
1,000,000	H-Food Holdings, LLC			*@	5/23/2025	997,345
447,750	Quirch Foods Holdings LLC	1 Month LIBOR + 4.750%	5.750	*	10/27/2027	573,185
						1,570,530

	TOTAL BANK LOANS (Cost - $184,122,064)					184,385,063

	SHORT-TERM INVESTMENT - 7.2%
	MONEY MARKET - 7.2%
14,488,216	First American Government Obligations Fund - Class U, 0.03%*					14,488,216
	TOTAL SHORT-TERM INVESTMENT (Cost - $14,448,216)

	TOTAL INVESTMENTS - 105.7% (Cost - $211,763,655)					$211,963,464
	LIABILITIES LESS OTHER ASSETS - (5.8)%					(11,552,112)
	NET ASSETS - 100.0%					$200,411,352

*	Floating Rate, rate shown represents the rate at December 31, 2021.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2021, these securities amounted to $12,662,755 or 6.3% of net assets.

^	The security is illiquid; total illiquid securities represent 0.00% of net assets.

@	Security has not settled. Interest rate will be set at settlement.

+	Round to less than 0.1%

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

See accompanying notes which are an integral part of these financial statements.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares				Fair Value
	COMMON STOCKS — 0.9%
	OIL & GAS SERVICES & EQUIPMENT - 0.9%
17,102	PHI Group, Inc.			$239,428

	TOTAL COMMON STOCKS (Cost $418,742)			239,428

		Coupon Rate
		(%)	Maturity
	PREFERRED STOCKS — 1.8%
	LEISURE FACILITIES & SERVICES - 1.8%
25,352	FAT Brands, Inc.	8.2500	12/31/49	468,505

	TOTAL PREFERRED STOCKS (Cost $563,439)			468,505

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CONVERTIBLE BONDS — 20.4%
	ASSET MANAGEMENT — 3.2%
850,000	WisdomTree Investments, Inc.(b)	3.2500	06/15/26	823,987

	AUTOMOTIVE — 3.3%
1,000,000	NIO, Inc.(b)	0.5000	02/01/27	850,000

	INTERNET MEDIA & SERVICES — 6.6%
1,000,000	fuboTV, Inc.(b)	3.2500	02/15/26	814,375
1,018,000	Hello Group, Inc.	1.2500	07/01/25	880,570
				1,694,945
	REITS — 3.9%
969,000	Colony Capital, Inc.(c)	5.0000	04/15/23	1,002,322

	SPECIALTY FINANCE — 3.4%
1,000,000	EZCORP, Inc.	2.3750	05/01/25	908,125

	TOTAL CONVERTIBLE BONDS (Cost $5,278,113)			5,279,379

See accompanying notes which are an integral part of these financial statements.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 77.2%
	ASSET MANAGEMENT — 4.9%
360,000	Ares Capital Corporation(c)	3.2500	07/15/25	$372,271
850,000	Icahn Enterprises, L.P. / Icahn Enterprises	5.2500	05/15/27	874,484
				1,246,755
	AUTOMOTIVE — 3.3%
874,000	American Axle & Manufacturing, Inc.(c)	5.0000	10/01/29	858,731

	CHEMICALS — 4.0%
973,000	Rayonier AM Products, Inc.(b)	7.6250	01/15/26	1,032,596

	HOME CONSTRUCTION — 5.4%
844,000	Beazer Homes USA, Inc.	5.8750	10/15/27	883,879
465,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.	5.8750	06/15/24	506,734
				1,390,613
	INTERNET MEDIA & SERVICES — 3.1%
755,000	Uber Technologies, Inc.(b),(c)	8.0000	11/01/26	805,196

	MACHINERY — 3.9%
954,000	Titan International, Inc.	7.0000	04/30/28	1,017,365

	METALS & MINING — 4.3%
865,000	Coeur Mining, Inc.(b),(c)	5.1250	02/15/29	793,975
300,000	Hecla Mining Company	7.2500	02/15/28	321,837
				1,115,812
	OIL & GAS PRODUCERS — 7.6%
750,000	Occidental Petroleum Corporation(c)	6.6000	03/15/46	974,303
1,016,000	PBF Logistics, L.P. / PBF Logistics Finance(c)	6.8750	05/15/23	989,116
				1,963,419
	OIL & GAS SERVICES & EQUIPMENT — 4.4%
791,000	PHI, Inc.(a),(b),(d),(e)	—	03/15/22	—
593,000	Transocean, Inc.(b)	11.5000	01/30/27	581,757
1,017,000	Transocean, Inc.(e)	6.8000	03/15/38	550,609
				1,132,366

See accompanying notes which are an integral part of these financial statements.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 77.2% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS — 3.3%
840,000	Howard Hughes Corporation (The)(b)	4.3750	02/01/31	$849,643

	REITS — 6.4%
900,000	CoreCivic, Inc.(c)	4.7500	10/15/27	815,697
447,000	Service Properties Trust	5.2500	02/15/26	441,886
382,000	SITE Centers Corporation	4.2500	02/01/26	408,802
				1,666,385
	RETAIL - CONSUMER STAPLES — 3.9%
983,000	Rite Aid Corporation(b),(c)	8.0000	11/15/26	1,003,805

	RETAIL - DISCRETIONARY — 12.6%
1,270,000	BATH & BODY WORKS INC	6.7500	07/01/36	1,570,304
1,065,000	Bed Bath & Beyond, Inc.(c)	5.1650	08/01/44	886,213
825,000	Nordstrom, Inc.(c)	5.0000	01/15/44	770,600
				3,227,117
	SPECIALTY FINANCE — 3.3%
836,000	Enova International, Inc. B(b)	8.5000	09/15/25	863,003

	STEEL — 6.8%
1,566,000	United States Steel Corporation(c)	6.6500	06/01/37	1,763,316

	TECHNOLOGY HARDWARE — 0.0%
8,669,000	ENERGY CONVERSION DEVICES INC *BANKRUPT*(a),(b),(d),(e)	—	12/15/49	—

	TOTAL CORPORATE BONDS (Cost $21,511,073)			19,936,122

Shares
	WARRANT — 0.6%
	OIL & GAS SERVICES & EQUIPMENT - 0.6%
14,310	PHI Group, Inc.			164,565

	TOTAL WARRANT (Cost $350,379)			164,565

See accompanying notes which are an integral part of these financial statements.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COLLATERAL FOR SECURITIES LOANED — 27.2%
7,037,089	Mount Vernon Prime Portfolio, 0.12% (Cost $7,037,089)(f),(g)	$7,037,089

	TOTAL INVESTMENTS - 128.1% (Cost $35,158,835)	$33,125,088
	LIABILITIES IN EXCESS OF OTHER ASSETS - (28.1)%	(7,275,230)
	NET ASSETS - 100.0%	$25,849,858

REIT	- Real Estate Investment Trust

(a)	Illiquid security. The total fair value of these securities as of December 31, 2021 was $0, representing 0.0% of net assets.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2021 the total market value of 144A securities is 8,418,337 or 32.6% of net assets.

(c)	All or a portion of these securities are on loan. Total loaned securities had a value of $6,864,356 at December 31, 2021.

(d)	Represents issuer in default on interest payments; non-income producing security.

(e)	The value of this security has been determined in good faith under policies of the Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

(f)	Rate disclosed is the seven day effective yield as of December 31, 2021.

(g)	Mutual Fund Series Trust’s securities lending policy and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

See accompanying notes which are an integral part of these financial statements.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	CLOSED END FUNDS — 1.8%
	MIXED ALLOCATION - 1.8%
28,217	NexPoint Diversified Real Estate Trust	$383,187

	TOTAL CLOSED END FUNDS (Cost $322,855)	383,187

	COMMON STOCKS — 46.4%
	ASSET MANAGEMENT - 20.8%
3,300	Apollo Global Management, Inc.(a)	239,019
37,930	Compass Diversified Holdings	1,159,900
116,675	PennantPark Investment Corporation	808,558
109,809	Prospect Capital Corporation	923,494
31,103	Sculptor Capital Management, Inc.	664,049
42,467	SuRo Capital Corporation(a)	549,944
49,500	US Global Investors, Inc., Class A	217,800
		4,562,764
	AUTOMOTIVE - 0.6%
6,200	Ford Motor Company	128,774

	FOOD - 0.9%
5,284	Kraft Heinz Company (The)	189,696

	HEALTH CARE FACILITIES & SERVICES - 1.0%
1,225	Quest Diagnostics, Inc.	211,937

	HOME CONSTRUCTION - 2.3%
4,665	DR Horton, Inc.	505,919

	OIL & GAS PRODUCERS - 1.4%
1,491	Chevron Corporation	174,968
2,177	Exxon Mobil Corporation	133,211
		308,179
	REITS - 10.8%
2,390	Innovative Industrial Properties, Inc.(a)	628,355
10,370	Iron Mountain, Inc.(a)	542,662

See accompanying notes which are an integral part of these financial statements.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares				Fair Value
	COMMON STOCKS — 46.4% (Continued)
	REITS - 10.8% (Continued)
39,614	VICI Properties, Inc.			$1,192,778
				2,363,795
	TECHNOLOGY HARDWARE - 3.4%
8,890	HP, Inc.			334,886
47,154	Pitney Bowes, Inc.			312,631
4,612	Xerox Holdings Corporation(a)			104,416
				751,933
	TECHNOLOGY SERVICES - 1.4%
2,161	International Business Machines Corporation			288,839
432	Kyndryl Holdings, Inc.(a),(b)			7,819
				296,658
	TELECOMMUNICATIONS - 1.1%
5,600	AT&T, Inc.(a)			137,760
2,050	Verizon Communications, Inc.			106,518
				244,278
	TRANSPORTATION & LOGISTICS - 2.7%
26,000	AFC Gamma, Inc.(a)			591,760

	TOTAL COMMON STOCKS (Cost $9,855,950)			10,155,693

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CONVERTIBLE BONDS — 10.6%
	AUTOMOTIVE — 2.7%
700,000	NIO, Inc.(a),(c)	0.5000	02/01/27	595,000

	INTERNET MEDIA & SERVICES — 4.9%
662,000	fuboTV, Inc.(c)	3.2500	02/15/26	539,116
618,000	Hello Group, Inc.	1.2500	07/01/25	534,570
				1,073,686
	SPECIALTY FINANCE — 3.0%
717,000	EZCORP, Inc.	2.3750	05/01/25	651,126

See accompanying notes which are an integral part of these financial statements.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 10.6% (Continued)
	SPECIALTY FINANCE — 3.0% (Continued)
717,000	EZCORP, Inc.	2.3750	05/01/25	$651,126

	TOTAL CONVERTIBLE BONDS (Cost $2,411,039)			2,319,812

	CORPORATE BONDS — 40.0%
	AUTOMOTIVE — 2.9%
639,000	American Axle & Manufacturing, Inc.(a)	5.0000	10/01/29	$627,837

	HOME CONSTRUCTION — 3.0%
635,000	Beazer Homes USA, Inc.(a)	5.8750	10/15/27	665,003

	INTERNET MEDIA & SERVICES — 1.6%
332,000	Uber Technologies, Inc.(a),(c)	8.0000	11/01/26	354,073

	MACHINERY — 3.4%
687,000	Titan International, Inc.	7.0000	04/30/28	732,631

	OIL & GAS PRODUCERS — 5.1%
350,000	Occidental Petroleum Corporation(a)	6.6000	03/15/46	454,675
671,000	PBF Logistics, L.P. / PBF Logistics Finance	6.8750	05/15/23	653,245
				1,107,920
	OIL & GAS SERVICES & EQUIPMENT — 7.5%
1,154,000	Transocean, Inc.(a),(c)	11.5000	01/30/27	1,132,120
953,000	Transocean, Inc.	6.8000	03/15/38	515,959
				1,648,079
	REITS — 6.8%
1,278,000	CoreCivic, Inc.(a)	4.7500	10/15/27	1,158,290
332,000	Service Properties Trust	5.2500	02/15/26	328,202
				1,486,492
	RETAIL - DISCRETIONARY — 7.0%
911,000	Bath & Body Works, Inc.	6.7500	07/01/36	1,126,414
373,000	Bed Bath & Beyond, Inc.(a)	5.1650	08/01/44	310,383
74,000	Kohl’s Corporation	5.5500	07/17/45	86,720
				1,523,517

See accompanying notes which are an integral part of these financial statements.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 40.0% (Continued)
	SPECIALTY FINANCE — 2.7%
566,000	Enova International, Inc. B(c)	8.5000	09/15/25	$584,282

	TECHNOLOGY HARDWARE — 0.0%
5,543,000	ENERGY CONVERSION DEVICES INC *BANKRUPT*(c),(d),(e),(f)	—	12/15/49	—

	TOTAL CORPORATE BONDS (Cost $9,928,076)			8,729,834

Shares
	WARRANT — 0.0%
	ASSET MANAGEMENT - 0.0%
1,389	Pershing Square Tontine Holdings Ltd.			1,834

	TOTAL WARRANT (Cost $8,509)			1,834

	COLLATERAL FOR SECURITIES LOANED — 30.2%
6,592,086	Mount Vernon Prime Portfolio, 0.12% (Cost $6,592,086)(g),(h)			6,592,086

	TOTAL INVESTMENTS - 129.0% (Cost $29,118,515)			$28,182,446
	LIABILITIES IN EXCESS OF OTHER ASSETS - (29.0)%			(6,342,784)
	NET ASSETS - 100.0%			$21,839,662

LTD	- Limited Company

REIT	- Real Estate Investment Trust

(a)	All or a portion of these securities are on loan. Total loaned securities had a value of $6,445,845 at December 31, 2021.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2021 the total market value of 144A securities is 3,204,591 or 14.7% of net assets.

(d)	The security is illiquid; total illiquid securities represent 0.0% of net assets.

(e)	The value of this security has been determined in good faith under policies of the Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

(f)	Represents issuer in default on interest payments; non-income producing security.

(g)	Rate disclosed is the seven day effective yield as of December 31, 2021.

See accompanying notes which are an integral part of these financial statements.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

(h)	Mutual Fund Series Trust’s securities lending policy and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

See accompanying notes which are an integral part of these financial statements.

CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares					Fair Value
	COMMON STOCKS — 1.9%
	SPECIALTY FINANCE - 1.9%
900	AGNC Investment Corporation				$13,536
1,000	Annaly Capital Management, Inc.*				7,820
3,500	Blackstone Mortgage Trust, Inc., Class A				107,170
9,800	New Residential Investment Corporation				104,958
1,900	PennyMac Mortgage Investment Trust				32,927
5,000	Starwood Property Trust, Inc.				121,500
	TOTAL COMMON STOCKS (Cost $409,778)				387,911

	EXCHANGE-TRADED FUNDS — 0.5%
	EQUITY - 0.5%
3,000	iShares Mortgage Real Estate ETF				103,530

	TOTAL EXCHANGE-TRADED FUNDS (Cost $106,738)				103,530

			Coupon Rate (%)	Maturity
	PREFERRED STOCKS — 0.5%
	ELECTRICAL EQUIPMENT - 0.5%
4,000	Babcock & Wilcox Enterprises, Inc.		7.7500	Perpetual	100,000

	TOTAL PREFERRED STOCKS (Cost $100,000)				100,000

Principal
Amount ($)		Spread	Coupon Rate (%)	Maturity
	MORTGAGE-BACKED SECURITIES — 43.1%
	AGENCY CMBS — 2.1%
114,023	Fannie Mae-Aces(a),(g)		5.2710	10/25/32	122,901
121,760	Freddie Mac Multifamily Structured Pass Through(g)		2.8640	08/25/22	123,089
19,237	Freddie Mac Multifamily Structured Pass Through(g)		2.6300	11/25/28	20,236
145,277	Government National Mortgage Association(a)		4.2970	03/16/47	149,802
17,182	Government National Mortgage Association		3.1500	08/16/51	17,441
					433,469
	COLLATERALIZED MORTGAGE OBLIGATIONS — 41.0%
32,374	Banc of America Funding 2004-1 Trust(b)		—	03/25/34	25,752
1,264	Fannie Mae Interest Strip(c),(g),(i)		7.5000	07/25/22	10
27,146	Fannie Mae Interest Strip(c),(g)		8.0000	07/25/24	2,028
43,394	Fannie Mae Interest Strip(c),(g)		8.5000	10/25/25	3,666

See accompanying notes which are an integral part of these financial statements.

CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal
Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	MORTGAGE-BACKED SECURITIES — 43.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 41.0% (Continued)
268,182	Fannie Mae Interest Strip(a),(c),(g)		4.0000	07/25/32	$31,185
446,271	Fannie Mae Interest Strip(c),(g)		6.0000	07/25/35	89,643
1,081,347	Fannie Mae Interest Strip(a),(c),(g)		5.0000	08/25/35	207,877
9,400	Fannie Mae Interest Strip(a),(c) (g)		7.5000	09/25/37	2,153
200,901	Fannie Mae Interest Strip(c),(g)		5.0000	01/25/38	38,641
103,801	Fannie Mae Interest Strip(c),(g)		6.0000	04/25/38	22,503
538,075	Fannie Mae Interest Strip(c),(g)		4.5000	11/25/39	75,102
351,037	Fannie Mae Interest Strip(c),(g)		4.5000	11/25/39	61,047
538,916	Fannie Mae Interest Strip(c),(g)		5.0000	11/25/40	105,883
177,833	Fannie Mae Interest Strip(c),(g)		5.0000	03/25/41	36,020
308,187	Fannie Mae Interest Strip(a),(c)		4.5000	09/25/47	48,626
352,283	Fannie Mae REMIC Trust 2004-W10(b),(g)		—	08/25/34	338,128
181,228	Fannie Mae REMIC Trust 2004-W4(b),(g)		—	06/25/34	172,217
8,323,430	Fannie Mae REMIC Trust 2004-W4(a),(c),(g)		0.0820	06/25/34	33,669
759,781	Fannie Mae REMIC Trust 2004-W5(c),(d),(g)	US0001M + 7.050%	6.9420	02/25/47	153,526
70,006	Fannie Mae REMIC Trust 2005-W2(b),(g)		—	05/25/35	68,292
40,355	Fannie Mae REMICS(c),(d),(g)	US0001M + 8.000%	7.8920	09/25/23	2,246
14,367,982	Fannie Mae REMICS(a),(c),(g)		0.2950	06/25/28	101,951
312,945	Fannie Mae REMICS(c),(d),(g)	US0001M + 7.000%	6.8920	09/25/32	59,855
2,754,508	Fannie Mae REMICS(c),(g)		3.0000	02/25/33	293,255
453,382	Fannie Mae REMICS(c),(d),(g)	US0001M + 7.750%	7.6420	02/25/33	100,656
153,110	Fannie Mae REMICS(c),(g)		6.5000	05/25/33	30,467
871,977	Fannie Mae REMICS(c),(d),(g)	US0001M + 8.250%	8.1420	06/25/33	197,125
160,246	Fannie Mae REMICS(c),(d),(g)	US0001M + 7.600%	7.4920	04/25/34	34,849
12,033	Fannie Mae REMICS(d),(g)	US0001M + 14.240%	14.0250	07/25/34	13,944
428,830	Fannie Mae REMICS(c),(d),(g)	US0001M + 6.500%	6.3920	09/25/34	63,455
438,582	Fannie Mae REMICS(c),(d),(g)		5.0000	10/25/34	73,269
289,650	Fannie Mae REMICS(c),(d),(g)	US0001M + 6.100%	5.9920	10/25/35	49,146
583,094	Fannie Mae REMICS(c),(d),(g)	US0001M + 6.700%	6.5920	10/25/35	103,436
441,067	Fannie Mae REMICS(c),(d),(g)	US0001M + 6.630%	6.5220	11/25/36	84,131
249,996	Fannie Mae REMICS(c),(d),(g)	US0001M + 6.780%	6.6720	05/25/37	54,128
289,096	Fannie Mae REMICS(c),(d),(g)	US0001M + 7.150%	7.0420	07/25/37	69,488
259,385	Fannie Mae REMICS(c),(d),(g)	US0001M + 6.100%	5.9920	05/25/39	42,970
1,241,675	Fannie Mae REMICS(c),(d),(g)	US0001M + 6.350%	6.2420	04/25/40	204,099

See accompanying notes which are an integral part of these financial statements.

CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal
Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	MORTGAGE-BACKED SECURITIES — 43.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 41.0% (Continued)
1,012,271	Fannie Mae REMICS(c),(d),(g)	US0001M + 6.350%	6.2420	05/25/40	$163,630
677,398	Fannie Mae REMICS(c),(d),(g)	US0001M + 6.450%	6.3420	06/25/40	128,840
155,221	Fannie Mae REMICS(c),(d),(g)	US0001M + 535.500%	4.5000	12/25/41	29,026
839,667	Fannie Mae REMICS(c),(d),(g)	US0001M + 6.550%	6.4420	09/25/42	183,393
59,311	Fannie Mae REMICS(c),(d),(g)	US0001M + 6.160%	6.0520	10/25/42	10,804
192,462	Fannie Mae REMICS(c),(d),(g)	US0001M + 1.800%	1.7390	01/25/43	465
242,415	Fannie Mae REMICS(c),(d),(g)	US0001M + 6.150%	6.0420	02/25/43	43,547
310,609	Fannie Mae REMICS(c),(d),(g)	US0001M + 4.000%	3.8920	06/25/43	7,519
243,388	Fannie Mae REMICS(d),(g)	US0001M + 13.000%	12.5690	07/25/43	287,675
1,602,639	Fannie Mae REMICS(c),(g)		2.5000	07/25/50	141,896
1,882,818	Fannie Mae Trust 2003-W6(c),(d),(g)	US0001M + 7.600%	7.4920	09/25/42	407,258
105,863	Fannie Mae Trust 2005-W3(d),(g)	US0001M + 0.220%	0.3280	03/25/45	105,586
149,418	Freddie Mac REMICS(c),(d),(g)	US0001M + 7.870%	7.7640	05/15/29	22,752
248,992	Freddie Mac REMICS(c),(d),(g)	US0001M + 8.000%	7.8940	12/15/31	43,664
573,091	Freddie Mac REMICS(c),(d),(g)	US0001M + 7.000%	6.8940	01/15/32	98,389
321,202	Freddie Mac REMICS(c),(d),(g)	US0001M + 8.100%	7.9940	08/15/32	39,305
35,540	Freddie Mac REMICS(d),(g)	US0001M + 14.400%	14.1450	12/15/32	43,934
42,175	Freddie Mac REMICS(d),(g)	US0001M + 13.000%	12.7870	05/15/33	51,501
95,166	Freddie Mac REMICS(d),(g)	US0001M + 24.273%	23.8840	05/15/35	144,058
58,375	Freddie Mac REMICS(g)		5.0000	09/15/35	62,676
1,038,033	Freddie Mac REMICS(c),(d),(g)	US0001M + 6.590%	6.4840	10/15/35	192,078
771,258	Freddie Mac REMICS(c),(d),(g)	US0001M + 6.000%	5.8940	02/15/36	128,807
442,782	Freddie Mac REMICS(c),(d),(g)	US0001M + 6.500%	6.3940	02/15/36	81,831
558,855	Freddie Mac REMICS(c),(d),(g)	US0001M + 6.650%	6.5440	04/15/36	112,104
458,067	Freddie Mac REMICS(c),(d),(g)	US0001M + 6.570%	6.4640	05/15/36	75,150
1,085,280	Freddie Mac REMICS(c),(d),(g)	US0001M + 6.060%	5.9540	07/15/36	183,211
549,572	Freddie Mac REMICS(c),(d),(g)	US0001M + 6.580%	6.4740	09/15/36	112,378
182,000	Freddie Mac REMICS(g)		5.5000	11/15/36	215,745
527,911	Freddie Mac REMICS(c),(d),(g)	US0001M + 5.950%	5.8440	12/15/36	86,506
187,546	Freddie Mac REMICS(c),(g)		6.5000	12/15/37	36,206
462,581	Freddie Mac REMICS(c),(d),(g)	US0001M + 6.100%	5.9940	07/15/39	76,413
10,379	Freddie Mac REMICS(c),(d),(g)	US0001M + 6.600%	6.4900	12/15/39	27
101,282	Freddie Mac REMICS(c),(g)		4.5000	05/15/40	4,489
198,895	Freddie Mac REMICS(c),(g)		4.0000	08/15/40	12,644

See accompanying notes which are an integral part of these financial statements.

CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal
Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	MORTGAGE-BACKED SECURITIES — 43.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 41.0% (Continued)
123,010	Freddie Mac REMICS(d),(g)	US0001M + 14.910%	14.5910	12/15/40	$182,126
261,573	Freddie Mac REMICS(d),(g)	US0001M + 13.200%	12.8810	02/15/41	343,347
38,155	Freddie Mac REMICS(c),(g)		5.0000	03/15/41	2,395
231,748	Freddie Mac REMICS(c),(d),(g)	US0001M + 6.600%	6.4940	11/15/41	24,672
2,133,795	Freddie Mac REMICS(c),(d),(g)	US0001M + 1.295%	1.2510	01/15/43	125,233
220,848	Freddie Mac REMICS(d),(g)	US0001M + 6.000%	5.8410	03/15/43	232,106
4,563,402	Freddie Mac REMICS(c),(d),(g)	US0001M + 1.170%	1.1300	08/15/43	119,076
1,311,063	Freddie Mac REMICS(c),(g)		5.5000	12/25/43	250,047
101,530	Freddie Mac Strips(c),(g)		7.0000	04/01/27	11,784
936,159	Freddie Mac Strips(c),(d),(g)	US0001M + 6.500%	6.3940	07/15/36	213,621
608,503	Freddie Mac Strips(c),(d),(g)	US0001M + 7.700%	7.5940	07/15/36	171,591
311,604	Freddie Mac Strips(c),(d),(g)	US0001M + 8.600%	8.4940	11/15/36	104,989
128,151	Freddie Mac Strips(c),(d),(g)	US0001M + 6.600%	6.4940	12/15/36	23,457
35,547	Government National Mortgage Association(d)		1.9350	05/20/41	37,028
47,451	Government National Mortgage Association Series 2013-22 GA		2.5000	10/20/41	49,318
31,693	Government National Mortgage Association(d)	US0001M + 4.100%	3.9960	02/20/42	30,401
1,882,678	Government National Mortgage Association(c),(d)	US0001M + 2.625%	2.5360	08/20/45	167,125
294,896	Government National Mortgage Association(c),(d)	US0001M + 6.200%	6.0960	05/20/48	43,848
					8,560,109
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $9,457,343)				8,993,578

	U.S. GOVERNMENT & AGENCIES — 4.1%
	AGENCY FIXED RATE — 4.1%
4,885	Fannie Mae Pool AM6381(g)		3.2900	08/01/26	5,230
761,755	Freddie Mac Gold Pool G60687(g)		8.5000	05/01/31	854,041
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $874,480)				859,271

Shares
	SHORT-TERM INVESTMENTS — 25.4%
	MONEY MARKET FUNDS - 25.4%
2,136,586	Fidelity Government Portfolio, CLASS I, 0.01%(e)				2,136,586

See accompanying notes which are an integral part of these financial statements.

CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 25.4% (Continued)
	MONEY MARKET FUNDS - 25.4% (Continued)
3,156,343	First American Government Obligations Fund, Class U, 0.03%(e)					$3,156,343
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,292,929)					5,292,929

Contracts(f)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED - 0.0%
	PUT OPTIONS PURCHASED - 0.0%
2	Annaly Capital Management, Inc.	IB	01/21/2022	$9	$1,564	$236
	TOTAL PUT OPTIONS PURCHASED (Cost - $219)

	TOTAL INVESTMENTS - 75.5% (Cost $16,241,487)					$15,737,455
	CALL OPTIONS WRITTEN - 0.0% (Proceeds - $3,138)					(4,634)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 24.5%					5,117,475
	NET ASSETS - 100.0%					$20,850,296

Contracts(f)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - 0.0%
	CALL OPTIONS WRITTEN- 0.0%
4,634	Annaly Capital Management, Inc.	IB	01/21/2022	$9	$3,623,788	$4,634
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $3,138)

OPEN FUTURES CONTRACTS
				Unrealized
Number of			Notional	Appreciation
Contracts	Open Short Futures Contracts	Expiration	Amount(h)	(Depreciation)
85	CBOT 5 Year US Treasury Note	03/31/2022	$10,283,045	$23,377
10	CME 3 Month Eurodollar Future	03/13/2023	2,469,750	1,125
34	CME 3 Month Eurodollar Future	03/18/2024	8,362,300	(3,401)
5	CME 3 Month Eurodollar Future	03/17/2025	1,228,625	(312)
10	CME 3 Month Eurodollar Future	06/19/2023	2,465,750	1,375
34	CME 3 Month Eurodollar Future	06/17/2024	8,360,175	(5,526)
5	CME 3 Month Eurodollar Future	06/16/2025	1,228,625	(375)
10	CME 3 Month Eurodollar Future	09/18/2023	2,462,250	1,500
34	CME 3 Month Eurodollar Future	09/16/2024	8,357,625	(6,375)
5	CME 3 Month Eurodollar Future	09/15/2025	1,228,500	(187)
10	CME 3 Month Eurodollar Future	12/18/2023	2,460,250	1,750
34	CME 3 Month Eurodollar Future	12/16/2024	8,354,650	(5,525)
5	CME 3 Month Eurodollar Future	12/15/2025	1,228,250	(312)
	TOTAL FUTURES CONTRACTS			$7,114

See accompanying notes which are an integral part of these financial statements.

CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

ETF	- Exchange-Traded Fund

REMIC	- Real Estate Mortgage Investment Conduit

IB	- Interactive Brokers

US0001M	- ICE LIBOR USD 1 Month

*	All or a portion of security held as collateral for open options.

(a)	Variable rate security; the rate shown represents the rate on December 31, 2021.

(b)	Zero coupon bond.

(c)	Interest only securities.

(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(e)	Rate disclosed is the seven day effective yield as of December 31, 2021.

(f)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(g)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

(h)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(i)	The security is illiquid; total illiquid securities represent 0.00% of net assets.

See accompanying notes which are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited)
December 31, 2021

			Catalyst/MAP	Catalyst/CIFC		Catalyst/SMH	Catalyst/Stone
	Catalyst Insider	Catalyst Enhanced	Global Balanced	Floating Rate	Catalyst/SMH	Total Return	Beach Income
	Income Fund	Income Strategy Fund	Fund	Income Fund	High Income Fund	Income Fund	Opportunity Fund
ASSETS:
Investment in Securities, at Cost	$115,743,852	$461,418,252	$16,051,104	$211,763,655	$35,158,835	$29,118,515	$16,241,487
Investment in Securities, at Value	$116,072,519	$454,209,380	$19,256,048	$211,963,464	$33,125,088	$28,182,446	$15,737,455
Cash	775,534	—	961	8,249,156	—	—	115,211
Dividends and interest receivable	1,457,213	2,160,808	212,485	1,330,559	421,068	300,881	230,772
Receivable for Fund shares sold	280,873	2,210,881	68	884,241	3,363	400	—
Futures unrealized appreciation	—	—	—	—	—	—	29,127
Receivable for securities sold	—	—	367,229	22,572,292	—	—	4,214,723
Deposits with Broker for futures and options (a)	—	—	—	—	—	—	792,494
Prepaid expenses and other assets	41,938	54,419	21,536	39,224	28,822	26,049	17,643
Total Assets	118,628,077	458,635,488	19,858,327	245,038,936	33,578,341	28,509,776	21,137,425

LIABILITIES:
Options written
(premiums received $0, $0, $36,485, $0, $0, $0, $3,138)	—	—	114,700	—	—	—	4,634
Payable for securities purchased	—	—	—	43,793,448	—	—	—
Management fees payable	44,753	488,985	1,984	106,172	12,644	10,703	9,275
Distribution Payable	265,922	—	—	546,969	—	—	—
Payable upon return of securities loaned (Note 1)	—	—	—	—	7,037,089	6,592,086	—
Line of credit payable	—	—	414,035	—	631,000	40,000	—
Due to custodian	—	—	—	—	—	—	—
Due to Broker	—	—	—	—	—	—	211,809
Payable to related parties	8,292	43,121	7,070	21,387	5,941	2,249	11,886
Trustee fee payable	973	2,778	3,026	2,758	3,066	2,992	2,985
Accrued 12b-1 fees	5,402	40,680	9,356	36,304	15,672	9,888	1,184
Payable for Fund shares redeemed	58,161	418,876	—	98,607	9,336	—	—
Futures unrealized depreciation	—	—	—	—	—	—	22,013
Depreciation on Foreign Currency Contract	—	—	—	—	—	—	—
Distributions payable	—	—	24,260	—	—	—	—
Compliance Officer fees payable	—	—	—	62	—	—	—
Accrued expenses and other liabilities	17,444	438	15,418	21,877	13,735	12,196	23,343
Total Liabilities	400,947	994,878	589,849	44,627,584	7,728,483	6,670,114	287,129

Net Assets	$118,227,130	$457,640,610	$19,268,478	$200,411,352	$25,849,858	$21,839,662	$20,850,296

NET ASSETS CONSIST OF:
Paid in capital	$117,788,570	$464,728,789	$16,484,090	$210,127,473	$58,077,287	$41,299,154	$24,387,244
Accumulated earnings (losses)	438,560	(7,088,179)	2,784,388	(9,716,121)	(32,227,429)	(19,459,492)	(3,536,948)
Net Assets	$118,227,130	$457,640,610	$19,268,478	$200,411,352	$25,849,858	$21,839,662	$20,850,296

Class A
Net Assets	$5,659,259	$48,621,827	$2,730,549	$22,230,913	$9,959,554	$8,425,358	$657,600
Shares of beneficial interest outstanding (b)	579,704	4,423,578	222,012	2,313,085	2,424,266	1,632,503	78,292
Net asset value per share (Net assets/shares outstanding)	$9.76	$10.99	$12.30	$9.61	$4.11	$5.16	$8.40
Maximum offering price per share (c)	$10.25	$11.54	$13.05	$10.09	$4.31	$5.47	$8.82
Minimum redemption price per share (d)	$9.66	$10.88	$12.18	$9.51	$4.07	$5.11	$8.32

Class C
Net Assets	$4,144,400	$29,439,752	$6,435,941	$18,532,830	$3,431,850	$4,356,903	$409,393
Shares of beneficial interest outstanding (b)	424,043	2,691,447	529,897	1,935,162	833,953	845,231	48,880
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$9.77	$10.94	$12.15	$9.58	$4.12	$5.15	$8.38

Class I
Net Assets	$108,423,471	$379,579,031	$10,101,988	$159,647,609	$12,458,454	$9,057,401	$19,783,303
Shares of beneficial interest outstanding (b)	11,078,847	34,537,186	820,441	16,599,895	3,031,575	1,759,797	2,362,742
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$9.79	$10.99	$12.31	$9.62	$4.11	$5.15	$8.37

(a)	See Section 1c in the notes for the breakout by counterparty.

(b)	Unlimited number of shares of no par value beneficial interest authorized.

(c)	There is a maximum front-end sales charge (load) of 4.75% imposed on purchases of Class A shares for each Fund, excluding the Catalyst/MAP Global Balanced Fund and the Catalyst/SMH Total Return Income Fund which impose 5.75%.

(d)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges (“CDSC”) on shares redeemed within two years of purchases.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended December 31, 2021

			Catalyst/MAP	Catalyst/CIFC		Catalyst/SMH	Catalyst/Stone
	Catalyst Insider	Catalyst Enhanced	Global Balanced	Floating Rate	Catalyst/SMH	Total Return	Beach Income
	Income Fund	Income Strategy Fund	Fund	Income Fund	High Income Fund	Income Fund	Opportunity Fund
Investment Income:
Dividend Income	$—	$—	$160,840	$—	$—	$412,765	$514,890
Interest Income	1,860,782	16,631,799	77,685	3,917,395	779,028	332,505	262,889
Securities Lending Income - net	—	—	—	—	12,707	7,707	—
Foreign tax withheld	—	—	6,132	—	—	—	—
Total Investment Income	1,860,782	16,631,799	244,657	3,917,395	791,735	752,977	777,779

Operating Expenses:
Investment management fees	428,900	2,979,580	99,010	896,483	139,891	107,270	157,620
12b-1 Fees:
Class A	6,925	52,106	3,288	25,866	11,780	8,059	1,046
Class C	20,742	122,848	32,557	83,695	24,007	32,075	2,274
Registration fees	34,160	38,137	18,187	31,363	23,076	19,894	16,601
Networking fees	59,591	157,696	9,973	73,370	13,194	4,654	10,325
Transfer Agent fees	4,295	13,930	792	5,961	1,931	864	1,645
Management services fees	16,749	52,181	4,996	24,933	6,018	5,203	5,673
Administration fees	29,632	145,903	15,059	64,812	17,160	14,197	31,732
Audit fees	7,735	8,544	7,829	7,577	7,577	7,577	8,571
Legal fees	5,306	5,869	4,256	10,137	4,284	5,896	5,351
Trustees’ fees	6,301	6,301	6,224	6,301	6,224	6,224	6,224
Compliance officer fees	4,130	9,710	4,263	7,223	3,717	3,634	4,672
Printing expense	3,216	10,041	1,028	7,349	1,028	799	1,936
Custody fees	2,678	15,387	5,469	12,613	1,591	1,653	3,042
Insurance expense	1,110	3,277	328	1,814	292	243	478
Interest expense	—	—	35	—	186	11	3,001
Miscellaneous expense	1,058	1,063	1,058	8,156	1,058	838	7,430
Total Operating Expenses	632,528	3,622,573	214,352	1,267,653	263,014	219,091	267,621
Less: Fees waived/ Expenses reimbursed by Manager	(175,664)	(462,614)	(82,452)	(350,022)	(55,037)	(36,512)	(93,906)
Net Operating Expenses	456,864	3,159,959	131,900	917,631	207,977	182,579	173,715

Net Investment Income	1,403,918	13,471,840	112,757	2,999,764	583,758	570,398	604,064

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	1,454,542	(182,909)	246,127	334,779	144,240	204,984	(640,994)
Options purchased	—	—	—	—	—	—	(79)
Options written	—	—	—	—	—	8,494	49,266
Futures	—	—	—	—	—	—	57,457
Foreign currency transactions	—	—	459	—	—	—	—
Net realized gain (loss)	1,454,542	(182,909)	246,586	334,779	144,240	213,478	(534,350)

Net change in unrealized appreciation (depreciation) on:
Investments	(2,474,958)	(7,958,395)	233,377	(733,281)	(928,506)	(189,640)	(615,351)
Options purchased	—	—	—	—	—	—	17
Options written	—	—	(36,089)	—	—	(1,488)	1,168
Futures	—	—	—	—	—	—	50,084
Foreign currency translations	—	—	(226)	—	—	—	—
Net change in unrealized appreciation (depreciation)	(2,474,958)	(7,958,395)	197,062	(733,281)	(928,506)	(191,128)	(564,082)

Net Realized and Unrealized Gain (Loss) on Investments	(1,020,416)	(8,141,304)	443,648	(398,502)	(784,266)	22,350	(1,098,432)

Net Increase (Decrease) in Net Assets Resulting From Operations	$383,502	$5,330,536	$556,405	$2,601,262	$(200,508)	$592,748	$(494,368)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets

			Catalyst Enhanced		Catalyst/MAP Global
	Catalyst Insider Income Fund		Income Strategy Fund		Balanced Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2021	June 30, 2021	December 31, 2021	June 30, 2021	December 31, 2021	June 30, 2021
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$1,403,918	$2,189,469	$13,471,840	$14,907,690	$112,757	$350,263
Net realized gain (loss) on investments	1,454,542	(115,228)	(182,909)	2,403,188	246,586	1,020,330
Net change in unrealized appreciation (depreciation) on investments	(2,474,958)	2,461,085	(7,958,395)	(2,306,818)	197,062	2,214,874
Net increase in net assets resulting from operations	383,502	4,535,326	5,330,536	15,004,060	556,405	3,585,467

Distributions to Shareholders from:
Total Distributions
Class A	(80,246)	(136,509)	(1,431,760)	(1,626,857)	(155,506)	(43,897)
Class C	(42,783)	(49,865)	(759,784)	(637,956)	(358,306)	(69,936)
Class I	(1,666,064)	(2,016,000)	(11,694,554)	(13,024,215)	(639,024)	(230,235)

Total distributions to shareholders	(1,789,093)	(2,202,374)	(13,886,098)	(15,289,028)	(1,152,836)	(344,068)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	1,706,299	2,323,706	19,607,097	25,081,749	268,757	341,051
Class C	621,649	2,838,876	12,505,293	15,899,566	438,696	567,966
Class I	26,743,233	66,011,594	143,250,916	200,001,959	1,200,959	1,328,636
Reinvestment of distributions
Class A	73,201	108,695	1,204,194	1,070,841	140,579	36,926
Class C	42,116	45,444	662,698	462,490	331,718	62,684
Class I	1,371,829	1,626,269	9,024,495	9,094,816	550,461	197,224
Cost of shares redeemed
Class A	(816,342)	(1,331,948)	(6,057,928)	(7,342,056)	(284,176)	(1,619,227)
Class C	(322,919)	(770,090)	(2,235,946)	(1,805,437)	(785,196)	(1,199,090)
Class I	(14,376,554)	(20,343,333)	(45,866,380)	(54,459,653)	(1,834,946)	(5,634,136)
Net increase (decrease) in net assets from share transactions of beneficial interest	15,042,512	50,509,213	132,094,439	188,004,275	26,852	(5,917,966)

Total Increase (Decrease) in Net Assets	13,636,921	52,842,165	123,538,877	187,719,307	(569,579)	(2,676,567)

Net Assets:
Beginning of year/period	104,590,209	51,748,044	334,101,733	146,382,426	19,838,057	22,514,624
End of year/period	$118,227,130	$104,590,209	$457,640,610	$334,101,733	$19,268,478	$19,838,057

Share Activity:
Class A
Shares Sold	172,609	238,729	1,754,388	2,218,924	21,562	27,923
Shares Reinvested	7,452	11,121	108,598	95,026	11,500	3,039
Shares Redeemed	(82,569)	(136,105)	(542,899)	(649,005)	(22,356)	(139,482)
Net increase (decrease) in shares of Beneficial interest	97,492	113,745	1,320,087	1,664,945	10,706	(108,520)

Class C
Shares Sold	62,954	288,423	1,124,372	1,411,477	35,072	49,024
Shares Reinvested	4,284	4,639	60,036	41,210	27,510	5,213
Shares Redeemed	(32,714)	(79,012)	(201,105)	(160,372)	(62,725)	(100,423)
Net increase (decrease) in shares of Beneficial interest	34,524	214,050	983,303	1,292,315	(143)	(46,186)

Class I
Shares Sold	2,702,794	6,699,642	12,822,908	17,692,619	94,126	113,004
Shares Reinvested	139,279	165,773	813,522	807,064	44,967	16,314
Shares Redeemed	(1,454,373)	(2,069,733)	(4,108,478)	(4,816,182)	(145,609)	(466,670)
Net increase (decrease) in shares of Beneficial interest	1,387,700	4,795,682	9,527,952	13,683,501	(6,516)	(337,352)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/CIFC Floating
	Rate Income Fund		Catalyst/SMH High Income Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2021	June 30, 2021	December 31, 2021	June 30, 2021
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$2,999,764	$3,863,361	$583,758	$836,790
Net realized gain (loss) on investments	334,779	1,261,590	144,240	(4,146,516)
Net change in unrealized appreciation/(depreciation) on investments	(733,281)	4,791,781	(928,506)	7,703,943
Net increase (decrease) in net assets resulting from operations	2,601,262	9,916,732	(200,508)	4,394,217

Distributions to Shareholders from:
From Return of Capital
Class A	—	—	—	(6,125)
Class C	—	—	—	(4,186)
Class I	—	—	—	(5,810)
Total Distributions
Class A	(313,742)	(619,410)	(215,986)	(375,023)
Class C	(191,252)	(312,765)	(82,146)	(208,781)
Class I	(2,352,646)	(3,216,759)	(326,233)	(254,736)

Total distributions to shareholders	(2,857,640)	(4,148,934)	(624,365)	(854,661)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	4,061,407	8,758,033	2,565,302	482,693
Class C	5,825,287	4,896,087	81,649	2,051,483
Class I	60,952,596	82,613,016	8,347,947	9,056,949
Reinvestment of distributions
Class A	265,447	408,154	111,414	198,208
Class C	169,444	254,903	41,199	100,982
Class I	1,981,396	2,842,720	249,946	166,903
Cost of shares redeemed
Class A	(1,751,083)	(5,841,585)	(1,344,309)	(1,783,617)
Class C	(1,840,545)	(3,121,585)	(2,619,974)	(2,588,095)
Class I	(24,556,813)	(31,264,881)	(6,643,395)	(2,200,341)
Capital Contribution
Class A	—	—	—	—
Class C	—	—	—	—
Class I	—	—	—	—
Net increase (decrease) in net assets from share transactions of beneficial interest	45,107,136	59,544,862	789,779	5,485,165

Total Increase (Decrease) in Net Assets	44,850,758	65,312,660	(35,094)	9,024,721

Net Assets:
Beginning of year/period	155,560,594	90,247,934	25,884,952	16,860,231
End of year/period	$200,411,352	$155,560,594	$25,849,858	$25,884,952

Share Activity:
Class A
Shares Sold	422,801	934,908	616,023	125,184
Shares Reinvested	27,636	43,076	26,896	50,549
Shares Redeemed	(182,289)	(617,337)	(321,955)	(459,502)
Shares from Capital Contribution	—	—	—	—
Net increase (decrease) in shares of Beneficial interest	268,148	360,647	320,964	(283,769)

Class C
Shares Sold	608,400	515,589	19,563	541,622
Shares Reinvested	17,710	26,961	9,917	25,736
Shares Redeemed	(192,300)	(331,701)	(629,208)	(674,961)
Shares from Capital Contribution	—	—	—	—
Net increase (decrease) in shares of Beneficial interest	433,810	210,849	(599,728)	(107,603)

Class I
Shares Sold	6,335,819	8,667,787	1,990,402	2,238,237
Shares Reinvested	206,162	298,668	60,275	41,281
Shares Redeemed	(2,553,551)	(3,282,853)	(1,603,777)	(542,964)
Shares from Capital Contribution	—	—	—	—
Net increase in shares of Beneficial interest	3,988,430	5,683,602	446,900	1,736,554

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/SMH Total		Catalyst/Stone Beach
	Return Income Fund		Income Opportunity Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2021	June 30, 2021	December 31, 2021	June 30, 2021
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$570,398	$840,459	$604,064	$1,033,215
Net realized gain (loss) on investments	213,478	(4,136,339)	(534,350)	(489,299)
Net change in unrealized appreciation (depreciation) on investments	(191,128)	9,052,077	(564,082)	(1,666,359)
Net increase (decrease) in net assets resulting from operations	592,748	5,756,197	(494,368)	(1,122,443)

Distributions to Shareholders from:
From Return of Capital
Class A	—	(918)	—	(12,299)
Class C	—	(2,232)	—	(4,203)
Class I	—	(1,521)	—	(233,389)
Total Distributions
Class A	(169,236)	(168,909)	(20,012)	(73,820)
Class C	(130,215)	(348,423)	(9,941)	(26,672)
Class I	(231,574)	(285,685)	(634,153)	(1,366,242)

Total distributions to shareholders	(531,025)	(807,688)	(664,106)	(1,716,625)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	4,536,805	1,386,876	135,463	855,106
Class C	63,585	193,054	30	343,360
Class I	2,170,123	2,877,716	5,223,694	18,816,681
Reinvestment of distributions
Class A	107,048	91,613	13,290	54,477
Class C	111,651	294,585	9,730	30,209
Class I	144,584	112,435	492,470	1,079,845
Cost of shares redeemed
Class A	(450,222)	(783,084)	(550,785)	(1,165,612)
Class C	(4,388,248)	(784,283)	(63,373)	(730,140)
Class I	(501,490)	(1,597,473)	(12,378,632)	(16,605,667)
Net increase (decrease) in net assets from share transactions of beneficial interest	1,793,836	1,791,439	(7,118,113)	2,678,259

Total Increase (Decrease) in Net Assets	1,855,559	6,739,948	(8,276,587)	(160,809)

Net Assets:
Beginning of year/period	19,984,103	13,244,155	29,126,883	29,287,692
End of year/period	$21,839,662	$19,984,103	$20,850,296	$29,126,883

Share Activity:
Class A
Shares Sold	890,341	289,248	15,831	90,162
Shares Reinvested	20,901	20,074	1,551	5,869
Shares Redeemed	(87,509)	(165,745)	(63,845)	(127,511)
Net increase (decrease) in shares of Beneficial interest	823,733	143,577	(46,463)	(31,480)

Class C
Shares Sold	12,402	42,878	4	36,255
Shares Reinvested	21,858	65,127	1,140	3,261
Shares Redeemed	(861,700)	(164,921)	(7,398)	(78,322)
Net increase (decrease) in shares of Beneficial interest	(827,440)	(56,916)	(6,254)	(38,806)

Class I
Shares Sold	423,539	579,761	606,774	2,009,164
Shares Reinvested	28,325	24,283	57,698	117,153
Shares Redeemed	(98,547)	(352,224)	(1,439,779)	(1,787,641)
Net increase (decrease) in shares of Beneficial interest	353,317	251,820	(775,307)	338,676

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net asset value, beginning of year/period	$9.88		$9.50	$9.55	$9.38	$9.27	$9.14

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.11		0.28	0.28	0.26	0.20	0.19
Net realized and unrealized gain (loss) on investments	(0.08)		0.39	(0.03)	0.12	0.10	0.11
Total from investment operations	0.03		0.67	0.25	0.38	0.30	0.30

LESS DISTRIBUTIONS:
From net investment income	(0.12)		(0.29)	(0.28)	(0.21)	(0.19)	(0.17)
From net realized gains on investments	(0.03)		—	(0.02)	—	—	—
Total distributions	(0.15)		(0.29)	(0.30)	(0.21)	(0.19)	(0.17)

Net asset value, end of year/period	$9.76		$9.88	$9.50	$9.55	$9.38	$9.27

Total return (B)	0.19	% (C)	7.15%	2.72%	4.06%	3.28%	3.29%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$5,659		$4,764	$3,500	$2,453	$141	$1,551
Ratios to average net assets
Expenses, before waiver and reimbursement	1.31	% (D)	1.37%	1.43%	2.12%	4.17%	6.09%
Expenses, net waiver and reimbursement	1.00	% (D)	1.00%	1.00%	1.00%	1.00%	1.11%
Net investment Income (loss), before waiver and reimbursement	1.94	% (D)	2.50%	2.55%	1.67%	(1.07)%	(2.96)%
Net investment income, net waiver and reimbursement	2.25	% (D)	2.87%	2.98%	2.79%	2.10%	2.01%
Portfolio turnover rate	14	% (C)	89%	172%	126%	34%	35%

	Class C
	For the		For the	For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net asset value, beginning of year/period	$9.89		$9.50	$9.56	$9.37	$9.25	$9.14

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.07		0.19	0.21	0.19	0.13	0.13
Net realized and unrealized gain (loss) on investments	(0.09)		0.42	(0.04)	0.14	0.11	0.09
Total from investment operations	(0.02)		0.61	0.17	0.33	0.24	0.22

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.22)	(0.21)	(0.14)	(0.12)	(0.11)
From net realized gains on investments	(0.03)		—	(0.02)	—	—	—
Total distributions	(0.10)		(0.22)	(0.23)	(0.14)	(0.12)	(0.11)

Net asset value, end of year/period	$9.77		$9.89	$9.50	$9.56	$9.37	$9.25

Total return (B)	(0.19	)% (C)	6.48%	1.84%	3.51%	2.63%	2.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$4,144		$3,851	$1,668	$1,131	$41	$408
Ratios to average net assets
Expenses, before waiver and reimbursement	2.06	% (D)	2.12%	2.18%	2.87%	4.92%	6.84%
Expenses, net waiver and reimbursement	1.75	% (D)	1.75%	1.75%	1.75%	1.75%	1.86%
Net investment income (loss), before waiver and reimbursement	1.19	% (D)	1.60%	1.80%	0.87%	(1.85)%	(3.72)%
Net investment income, net waiver and reimbursement	1.50	% (D)	1.97%	2.23%	1.99%	1.32%	1.36%
Portfolio turnover rate	14	% (C)	89%	172%	126%	34%	35%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Not annualized.

(D)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net asset value, beginning of year	$9.90		$9.51	$9.56	$9.38	$9.27	$9.14

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.12		0.30	0.31	0.29	0.23	0.20
Net realized and unrealized gain (loss) on investments	(0.07)		0.40	(0.05)	0.13	0.10	0.12
Total from investment operations	0.05		0.70	0.26	0.42	0.33	0.32

LESS DISTRIBUTIONS:
From net investment income	(0.13)		(0.31)	(0.29)	(0.24)	(0.22)	(0.19)
From net realized gains on investments	(0.03)		—	(0.02)	—	—	—
Total distributions	(0.16)		(0.31)	(0.31)	(0.24)	(0.22)	(0.19)

Net asset value, end of year/period	$9.79		$9.90	$9.51	$9.56	$9.38	$9.27

Total return (B)	0.42	% (C)	7.45%	2.90%	4.49%	3.65%	3.52%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$108,423		$95,976	$46,580	$29,737	$2,179	$482
Ratios to average net assets
Expenses, before waiver and reimbursement	1.06	% (D)	1.12%	1.18%	1.87%	4.42%	5.84%
Expenses, net waiver and reimbursement	0.75	% (D)	0.75%	0.75%	0.75%	0.75%	0.86%
Net investment Income (loss), before waiver and reimbursement	2.19	% (D)	2.65%	2.80%	1.89%	(1.19)%	(3.29)%
Net investment income, net waiver and reimbursement	2.50	% (D)	3.02%	3.23%	3.01%	2.48%	2.18%
Portfolio turnover rate	14	% (C)	89%	172%	126%	34%	35%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Not annualized.

(D)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Enhanced Income Strategy Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the		For the
	Six Months Ended		Year Ended	Year Ended		Period Ended
	December 31, 2021		June 30, 2021	June 30, 2020		June 30, 2019 (A)
	(Unaudited)
Net asset value, beginning of year/period	$11.21		$11.11	$11.16		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.37		0.73	0.57		0.27
Net realized and unrealized gain(loss) on investments	(0.22)		0.08	(0.07)		1.06
Total from investment operations	0.15		0.81	0.50		1.33

LESS DISTRIBUTIONS:
From net investment income	(0.36)		(0.71)	(0.55)		(0.17)
From net realized gains on investments	(0.01)		—	—		—
Total distributions	(0.37)		(0.71)	(0.55)		(0.17)

Net asset value, end of year/period	$10.99		$11.21	$11.11		$11.16

Total return (C)	1.33	% (E)	7.39%	4.60	% (D)	13.28	% (D,E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$48,622		$34,778	$15,978		$1,016
Ratios to average net assets
Expenses, before waiver and reimbursement	1.98	% (F)	2.04%	2.11%		2.71	% (F)
Expenses, net waiver and reimbursement	1.75	% (F)	1.75%	1.75%		1.75	% (F)
Net investment income, before waiver and reimbursement	6.38	% (F)	6.13%	4.83%		3.77	% (F)
Net investment income, net waiver and reimbursement	6.61	% (F)	6.42%	5.18%		4.73	% (F)
Portfolio turnover rate	26	% (E)	58%	94%		42	% (E)

	Class C
	For the		For the	For the		For the
	Six Months Ended		Year Ended	Year Ended		Period Ended
	December 31, 2021		June 30, 2021	June 30, 2020		June 30, 2019 (A)
	(Unaudited)
Net asset value, beginning of year/period	$11.16		$11.07	$11.13		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.33		0.65	0.46		0.22
Net realized and unrealized gain (loss) on investments	(0.22)		0.07	(0.05)		1.05
Total from investment operations	0.11		0.72	0.41		1.27

LESS DISTRIBUTIONS:
From net investment income	(0.32)		(0.63)	(0.47)		(0.14)
From net realized gains on investments	(0.01)		—	—		—
Total distributions	(0.33)		(0.63)	(0.47)		(0.14)

Net asset value, end of year/period	$10.94		$11.16	$11.07		$11.13

Total return (C)	0.98	% (E)	6.61%	3.82%		12.75	% (E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$29,440		$19,059	$4,605		$769
Ratios to average net assets
Expenses, before waiver and reimbursement	2.73	% (F)	2.79%	2.86%		3.46	% (F)
Expenses, net waiver and reimbursement	2.50	% (F)	2.50%	2.50%		2.50	% (F)
Net investment Income, before waiver and reimbursement	5.62	% (F)	5.47%	3.82%		2.98	% (F)
Net investment income, net waiver and reimbursement	5.85	% (F)	5.76%	4.17%		3.94	% (F)
Portfolio turnover rate	26	% (E)	58%	94%		42	% (E)

(A)	The Catalyst Enhanced Income Fund Class A and Class C shares commenced operations on December 31, 2018.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Manager not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(E)	Not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Enhanced Income Strategy Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019 (A)
	(Unaudited)
Net asset value, beginning of year/period	$11.21		$11.11	$11.15	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.39		0.76	0.57	0.25
Net realized and unrealized gain (loss) on investments	(0.22)		0.07	(0.04)	1.08
Total from investment operations	0.17		0.83	0.53	1.33

LESS DISTRIBUTIONS:
From net investment income	(0.38)		(0.73)	(0.57)	(0.18)
From net realized gains on investments	(0.01)		—	—	—
Total distributions	(0.39)		(0.73)	(0.57)	(0.18)

Net asset value, end of year/period	$10.99		$11.21	$11.11	$11.15

Total return (C)	1.45	% (D)	7.64%	4.93%	13.32	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$379,579		$280,265	$125,800	$29,378
Ratios to average net assets
Expenses, before waiver and reimbursement	1.73	% (E)	1.79%	1.86%	2.46	% (E)
Expenses, net waiver and reimbursement	1.50	% (E)	1.50%	1.50%	1.50	% (E)
Net investment income, before waiver and reimbursement	6.63	% (E)	6.39%	4.82%	3.47	% (E)
Net investment income, net waiver and reimbursement	6.86	% (E)	6.68%	5.17%	4.43	% (E)
Portfolio turnover rate	26	% (D)	58%	94%	42	% (D)

(A)	The Catalyst Enhanced Income Fund Class I shares commenced operations on December 31, 2018.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Manager not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Balanced Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net asset value, beginning of year/period	$12.69		$10.95		$11.65	$12.06	$11.96	$11.42

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.08		0.20		0.22	0.18	0.14	0.21
Net realized and unrealized gain (loss) on investments	0.28		1.74		(0.60)	0.29	0.35	0.77
Total from investment operations	0.36		1.94		(0.38)	0.47	0.49	0.98

LESS DISTRIBUTIONS:
From return of capital	—		—		—	(0.02)	—	—
From net investment income	(0.28)		(0.20)		(0.21)	(0.16)	(0.22)	(0.21)
From net realized gains on investments	(0.47)		(0.00	) (B)	(0.11)	(0.70)	(0.17)	(0.23)
Total distributions	(0.75)		(0.20)		(0.32)	(0.88)	(0.39)	(0.44)

Net asset value, end of year/period	$12.30		$12.69		$10.95	$11.65	$12.06	$11.96

Total return (C)	2.97	% (D)	17.83%		(3.27)%	4.28%	4.10%	8.82%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$2,731		$2,681		$3,502	$4,132	$5,332	$12,351
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	2.05	% (F)	2.00%		1.95%	1.90%	1.87%	1.74%
Expenses, net waiver and reimbursement (E)	1.22	% (F)	1.22%		1.22%	1.31%	1.55%	1.55%
Net investment income, before waiver and reimbursement (E,G)	0.41	% (F)	0.92%		1.22%	0.98%	0.84%	1.62%
Net investment income, net waiver and reimbursement (E,G)	1.24	% (F)	1.70%		1.95%	1.57%	1.16%	1.81%
Portfolio turnover rate	17	% (D)	18%		49%	38%	42%	50%

	Class C
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net asset value, beginning of year/period	$12.55		$10.85		$11.52	$11.96	$11.88	$11.36

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.03		0.12		0.13	0.10	0.07	0.12
Net realized and unrealized gain (loss) on investments	0.29		1.70		(0.58)	0.27	0.33	0.76
Total from investment operations	0.32		1.82		(0.45)	0.37	0.40	0.88

LESS DISTRIBUTIONS:
From return of capital	—		—		—	(0.01)	—	—
From net investment income	(0.25)		(0.12)		(0.11)	(0.10)	(0.15)	(0.13)
From net realized gains on investments	(0.47)		(0.00	) (B)	(0.11)	(0.70)	(0.17)	(0.23)
Total distributions	(0.72)		(0.12)		(0.22)	(0.81)	(0.32)	(0.36)

Net asset value, end of year/period	$12.15		$12.55		$10.85	$11.52	$11.96	$11.88

Total return (C)	2.63	% (D)	16.87%		(3.93)%	3.45%	3.34%	7.93%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$6,436		$6,653		$6,249	$6,251	$5,904	$6,169
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	2.80	% (F)	2.75%		2.70%	2.65%	2.62%	2.49%
Expenses, net waiver and reimbursement (E)	1.97	% (F)	1.97%		1.97%	2.06%	2.30%	2.30%
Net investment income (loss), before waiver and reimbursement (E,G)	(0.33	)% (F)	0.23%		0.47%	0.31%	0.30%	0.86%
Net investment income, net waiver and reimbursement (E,G)	0.50	% (F)	1.01%		1.20%	0.90%	0.62%	1.05%
Portfolio turnover rate	17	% (D)	18%		49%	38%	42%	50%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Represents less than $0.01 per share.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Manager not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized

(E)	Does not include expenses of the underlying investment companies in which the Fund invests.

(F)	Annualized

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Balanced Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net asset value, beginning of year/period	$12.70		$10.96		$11.67	$12.08	$11.97	$11.43

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.10		0.23		0.25	0.22	0.23	0.29
Net realized and unrealized gain (loss) on investments	0.28		1.74		(0.60)	0.29	0.31	0.72
Total from investment operations	0.38		1.97		(0.35)	0.51	0.54	1.01

LESS DISTRIBUTIONS:
From return of capital	—		—		—	(0.03)	—	—
From net investment income	(0.30)		(0.23)		(0.25)	(0.19)	(0.26)	(0.24)
From net realized gains on investments	(0.47)		(0.00	) (B)	(0.11)	(0.70)	(0.17)	(0.23)
Total distributions	(0.77)		(0.23)		(0.36)	(0.92)	(0.43)	(0.47)

Net asset value, end of year/period	$12.31		$12.70		$10.96	$11.67	$12.08	$11.97

Total return (C)	3.09	% (D)	18.12%		(3.04)%	4.55%	4.48%	9.05%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$10,102		$10,504		$12,763	$13,054	$12,025	$6,093
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.80	% (F)	1.75%		1.70%	1.65%	1.62%	1.49%
Expenses, net waiver and reimbursement (E)	0.97	% (F)	0.97%		0.97%	1.06%	1.25%	1.25%
Net investment income, before waiver and reimbursement (E,G)	0.67	% (F)	1.15%		1.47%	1.31%	1.43%	2.14%
Net investment income, net waiver and reimbursement (E,G)	1.50	% (F)	1.93%		2.20%	1.90%	1.80%	2.38%
Portfolio turnover rate	17	% (D)	18%		49%	38%	42%	50%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Represents less than $0.01 per share.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Manager not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Does not include expenses of the underlying investment companies in which the Fund invests.

(F)	Annualized.

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/CIFC Floating Rate Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020		June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net asset value, beginning of year/period	$9.62		$9.11	$9.57		$9.61	$9.31	$8.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.15		0.28	0.40		0.46	0.41	0.34
Net realized and unrealized gain (loss) on investments	0.15		0.54	(0.40)		(0.07)	0.28	0.51
Total from investment operations	0.30		0.82	0.00		0.39	0.69	0.85

LESS DISTRIBUTIONS:
From net investment income	(0.31)		(0.31)	(0.46)		(0.43)	(0.39)	(0.38)
From net realized gains on investments	—		—	—		—	—	—
Total distributions	(0.31)		(0.31)	(0.46)		(0.43)	(0.39)	(0.38)

Net asset value, end of year/period	$9.61		$9.62	$9.11		$9.57	$9.61	$9.31

Total return (B)	1.41	% (I)	9.08%	(0.06	)% (C,H)	4.22%	7.54%	9.66	% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$22,231		$19,682	$15,341		$17,287	$12,004	$6,764
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D,E)	1.54	% (J)	1.59%	1.66%		1.72%	1.84%	1.83%
Expenses, net waiver and reimbursement (D,E)	1.15	% (J)	1.15%	1.15%		1.31%	1.40%	1.39%
Net investment income, before waiver and reimbursement (D,G)	2.72	% (J)	2.52%	3.75%		4.40%	3.88%	3.24%
Net investment income, net waiver and reimbursement (D,G)	3.11	% (J)	2.96%	4.27%		4.80%	4.32%	3.67%
Portfolio turnover rate	66	% (I)	180%	231%		178%	163%	176%

	Class C
	For the		For the	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020		June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net asset value, beginning of year/period	$9.59		$9.08	$9.54		$9.58	$9.29	$8.82

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.11		0.21	0.32		0.38	0.34	0.29
Net realized and unrealized gain (loss) on investments	0.12		0.54	(0.40)		(0.06)	0.27	0.49
Total from investment operations	0.23		0.24	(0.08)		0.32	0.61	0.78

LESS DISTRIBUTIONS:
From net investment income	(0.24)		(0.24)	(0.38)		(0.36)	(0.32)	(0.31)
From net realized gains on investments	—		—	—		—	—	—
Total distributions	(0.24)		(0.24)	(0.38)		(0.36)	(0.32)	(0.31)

Net asset value, end of year/period	$9.58		$9.59	$9.08		$9.54	$9.58	$9.29

Total return (B)	1.05	% (I)	8.30%	(0.81	)% (C,H)	3.46%	6.64%	8.88	% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$18,533		$14,399	$11,716		$9,851	$9,417	$7,534
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D,F)	2.29	% (J)	2.34%	2.41%		2.46%	2.59%	2.58%
Expenses, net waiver and reimbursement (D,F)	1.90	% (J)	1.90%	1.90%		2.07%	2.15%	2.14%
Net investment income, before waiver and reimbursement (D,G)	1.97	% (J)	1.75%	2.95%		3.59%	3.13%	2.65%
Net investment income, net waiver and reimbursement (D,G)	2.36	% (J)	2.19%	3.46%		3.97%	3.59%	3.07%
Portfolio turnover rate	66	% (I)	180%	231%		178%	163%	176%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes increase from payments made by affiliated parties of 0.00% and 0.34% for the A shares and 0.11% and 0.34% for the C shares for June 30, 2020 and 2017 related to the pricing errors reimbursement. Without these transactions, total return would have been (0.81)% and 9.32% for the A shares and (0.92)% and 8.54%for the C shares for June 30, 2020 and 2017.

(D)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.54%	1.59%	1.66%	1.71%	1.79%	1.78%
Expenses, net waiver and reimbursement	1.15%	1.15%	1.15%	1.31%	1.35%	1.35%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.29%	2.34%	2.41%	2.45%	2.57%	2.52%
Expenses, net waiver and reimbursement	1.90%	1.90%	1.90%	2.06%	2.10%	2.10%

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(I)	Not annualized.

(J)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/CIFC Floating Rate Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the		For the		For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020		June 30, 2019		June 30, 2018	June 30, 2017
	(Unaudited)
Net asset value, beginning of year/period	$9.63		$9.12	$9.59		$9.62		$9.32	$8.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.16		0.32	0.41		0.48		0.44	0.42
Net realized and unrealized gain (loss) on investments	0.16		0.52	(0.40)		(0.05)		0.27	0.46
Total from investment operations	0.32		0.84	0.01		0.43		0.71	0.88

LESS DISTRIBUTIONS:
From net investment income	(0.33)		(0.33)	(0.48)		(0.46)		(0.41)	(0.40)
From net realized gains on investments	—		—	—		—		—	—
Total distributions	(0.33)		(0.33)	(0.48)		(0.46)		(0.41)	(0.40)

Net asset value, end of year/period	$9.62		$9.63	$9.12		$9.59		$9.62	$9.32

Total return (B)	1.53	% (H)	9.34%	0.21	% (C,G)	4.58	% (G)	7.79%	10.05	% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$159,648		$121,480	$63,191		$40,341		$30,021	$10,853
Ratios to average net assets
Expenses, before waiver and reimbursement (D,E)	1.29	% (I)	1.34%	1.41%		1.46%		1.56%	1.58%
Expenses, net waiver and reimbursement (D,E)	0.90	% (I)	0.90%	0.90%		1.07%		1.15%	1.14%
Net investment income, before waiver and reimbursement (D,F)	2.97	% (I)	2.88%	3.88%		4.65%		4.14%	4.17%
Net investment income, net waiver and reimbursement (D,F)	3.36	% (I)	3.31%	4.39%		5.03%		4.55%	4.54%
Portfolio turnover rate	66	% (H)	180%	231%		178%		163%	176%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes increase from payments made by affiliated parties of 0.11% and 0.34% related to the pricing errors reimbursement for June 30, 2020 and 2017. Without these transactions, total return would have been 0.10% and 9.71% for June 30, 2020 and 2017.

(D)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement	1.29%	1.34%	1.41%	1.45%	1.51%	1.47%
Expenses, net waiver and reimbursement	0.90%	0.90%	0.90%	1.06%	1.10%	1.10%

(F) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(H)	Not annualized.

(I)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH High Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net asset value, beginning of year/period	$4.23		$3.53	$3.79	$3.92	$3.86	$3.45

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.09		0.17	0.18	0.20	0.21	0.23
Net realized and unrealized gain (loss) on investments	(0.12)		0.70	(0.24)	(0.12)	0.06	0.40
Total from investment operations	(0.03)		0.87	(0.06)	0.08	0.27	0.63

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.16)	(0.18)	(0.21)	(0.21)	(0.22)
From net realized gains on investments	—		(0.01)	—	—	—	—
From return of capital	—		(0.00)	(0.02)	—	—	—
Total distributions	(0.09)		(0.17)	(0.20)	(0.21)	(0.21)	(0.22)

Net asset value, end of year/period	$4.11		$4.23	$3.53	$3.79	$3.92	$3.86

Total return (B)	(0.59	)% (C)	25.21%	(1.51)%	2.09%	7.07%	18.61%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$9,960		$8,889	$8,421	$9,517	$14,858	$20,214
Ratios to average net assets
Expenses, before waiver and reimbursement	1.88	% (D)	4.05%	2.07%	1.87%	1.78%	1.55%
Expenses, net waiver and reimbursement	1.48	% (D)	2.94%	1.48%	1.47%	1.45%	1.45%
Net investment income, before waiver and reimbursement	3.82	% (D)	7.36%	4.22%	4.70%	4.88%	5.85%
Net investment income, net waiver and reimbursement	4.21	% (D)	8.47%	4.81%	5.10%	5.21%	5.94%
Portfolio turnover rate	18	% (C)	51%	21%	28%	19%	85%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net asset value, beginning of year/period	$4.23		$3.53	$3.79	$3.92	$3.86	$3.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.07		0.14	0.15	0.18	0.18	0.20
Net realized and unrealized gain (loss) on investments	(0.11)		0.70	(0.23)	(0.13)	0.06	0.39
Total from investment operations	(0.04)		0.84	(0.08)	0.05	0.24	0.59

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.13)	(0.16)	(0.18)	(0.18)	(0.19)
From net realized gains on investments	—		(0.01)	—	—	—	—
From return of capital	—		(0.00)	(0.02)	—	—	—
Total distributions	(0.07)		(0.14)	(0.18)	(0.18)	(0.18)	(0.19)

Net asset value, end of year/period	$4.12		$4.23	$3.53	$3.79	$3.92	$3.86

Total return (B)	(0.76	)% (C)	24.28%	(2.26)%	1.33%	6.26%	17.38%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$3,432		$6,067	$5,444	$7,069	$9,212	$10,615
Ratios to average net assets
Expenses, before waiver and reimbursement	2.62	% (D)	5.54%	2.82%	2.62%	2.53%	2.30%
Expenses, net waiver and reimbursement	2.23	% (D)	4.43%	2.23%	2.22%	2.20%	2.20%
Net investment income, before waiver and reimbursement	2.91	% (D)	5.90%	3.51%	4.30%	4.13%	5.13%
Net investment income, net waiver and reimbursement	3.30	% (D)	7.00%	4.09%	4.70%	4.46%	5.23%
Portfolio turnover rate	18	% (C)	51%	21%	28%	19%	85%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Not annualized.

(D)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH High Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net asset value, beginning of year/period	$4.23		$3.53	$3.79	$3.92	$3.86	$3.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.09		0.18	0.19	0.22	0.22	0.23
Net realized and unrealized gain (loss) on investments	(0.11)		0.70	(0.24)	(0.13)	0.06	0.40
Total from investment operations	(0.02)		0.88	(0.05)	0.09	0.28	0.63

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.17)	(0.19)	(0.22)	(0.22)	(0.23)
From net realized gains on investments	—		(0.01)	—	—	—	—
From return of capital	—		(0.00)	(0.02)	—	—	—
Total distributions	(0.10)		(0.18)	(0.21)	(0.22)	(0.22)	(0.23)

Net asset value, end of year/period	$4.11		$4.23	$3.53	$3.79	$3.92	$3.86

Total return (B)	(0.47	)% (C)	25.53%	(1.27)%	2.35%	7.34%	18.56%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$12,458		$10,930	$2,995	$4,385	$5,146	$12,075
Ratios to average net assets
Expenses, before waiver and reimbursement	1.62	% (D)	3.46%	1.82%	1.62%	1.53%	1.30%
Expenses, net waiver and reimbursement	1.23	% (D)	2.45%	1.23%	1.22%	1.20%	1.20%
Net investment income, before waiver and reimbursement	4.06	% (D)	7.75%	4.53%	5.35%	5.13%	5.95%
Net investment income, net waiver and reimbursement	4.45	% (D)	8.76%	5.12%	5.76%	5.46%	6.03%
Portfolio turnover rate	18	% (C)	51%	21%	28%	19%	85%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Not Annualized.

(D)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH Total Return Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net asset value, beginning of year/period	$5.15		$3.74	$4.32	$4.39	$4.47	$3.75

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.14		0.24	0.22	0.27	0.29	0.26
Net realized and unrealized gain (loss) on investments	0.00		1.41	(0.53)	(0.09)	(0.09)	0.72
Total from investment operations	0.14		1.65	(0.31)	0.18	0.20	0.98

LESS DISTRIBUTIONS:
From net investment income	(0.13)		(0.24)	(0.23)	(0.25)	(0.28)	(0.22)
From return of capital	—		—	(0.04)	—	—	(0.04)
Total distributions	(0.13)		(0.24)	(0.27)	(0.25)	(0.28)	(0.26)

Net asset value, end of year/period	$5.16		$5.15	$3.74	$4.32	$4.39	$4.47

Total return (B)	2.78	% (E)	45.12%	(7.48)%	4.33%	4.56%	26.47%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$8,425		$4,164	$2,485	$3,344	$4,161	$8,799
Ratios to average net assets
Expenses, before waiver and reimbursement (C)	1.93	% (F)	4.29%	2.12%	2.03%	1.84%	1.76%
Expenses, net waiver and reimbursement (C)	1.58	% (F)	3.14%	1.58%	1.57%	1.55%	1.55%
Net investment income, before waiver and reimbursement (C,D)	5.12	% (F)	9.62%	4.81%	5.83%	6.21%	5.77%
Net investment income, net waiver and reimbursement (C,D)	5.47	% (F)	10.77%	5.35%	6.29%	6.51%	5.98%
Portfolio turnover rate	14	% (E)	42%	22%	30%	11%	32%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net asset value, beginning of year/period	$5.14		$3.73	$4.32	$4.38	$4.47	$3.75

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.12		0.21	0.19	0.24	0.27	0.22
Net realized and unrealized gain (loss) on investments	0.00		1.40	(0.54)	(0.08)	(0.11)	0.72
Total from investment operations	0.12		1.61	(0.35)	0.16	0.16	0.94

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.20)	(0.20)	(0.22)	(0.25)	(0.19)
From return of capital	—		—	(0.04)	—	—	(0.03)
Total distributions	(0.11)		(0.20)	(0.24)	(0.22)	(0.25)	(0.22)

Net asset value, end of year/period	$5.15		$5.14	$3.73	$4.32	$4.38	$4.47

Total return (B)	2.36	% (E)	44.18%	(8.40)%	3.79%	3.56%	25.56%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$4,357		$8,600	$6,455	$7,877	$8,213	$9,881
Ratios to average net assets
Expenses, before waiver and reimbursement (C)	2.66	% (F)	5.79%	2.87%	2.78%	2.59%	2.51%
Expenses, net waiver and reimbursement (C)	2.33	% (F)	4.63%	2.33%	2.32%	2.30%	2.30%
Net investment income, before waiver and reimbursement (C,D)	4.30	% (F)	8.41%	4.08%	5.08%	5.60%	4.89%
Net investment income, net waiver and reimbursement (C,D)	4.63	% (F)	9.57%	4.62%	5.54%	5.90%	5.11%
Portfolio turnover rate	14	% (E)	42%	22%	30%	11%	32%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH Total Return Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)
Net asset value, beginning of year/period	$5.13		$3.73	$4.32	$4.38	$4.46	$3.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.15		0.27	0.23	0.29	0.31	0.26
Net realized and unrealized gain (loss) on investments	0.01		1.38	(0.54)	(0.09)	(0.10)	0.72
Total from investment operations	0.16		1.65	(0.31)	0.20	0.21	0.98

LESS DISTRIBUTIONS:
From net investment income	(0.14)		(0.25)	(0.24)	(0.26)	(0.29)	(0.23)
From return of capital	—		—	(0.04)	—	—	(0.03)
Total distributions	(0.14)		(0.25)	(0.28)	(0.26)	(0.29)	(0.26)

Net asset value, end of year/period	$5.15		$5.13	$3.73	$4.32	$4.38	$4.46

Total return (B)	3.12	% (E)	45.31%	(7.48)%	4.84%	4.85%	26.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$9,057		$7,220	$4,304	$7,019	$7,279	$9,986
Ratios to average net assets
Expenses, before waiver and reimbursement (C)	1.67	% (F)	3.79%	1.87%	1.78%	1.59%	1.51%
Expenses, net waiver and reimbursement (C)	1.33	% (F)	2.65%	1.33%	1.32%	1.30%	1.30%
Net investment income, before waiver and reimbursement (C,D)	5.37	% (F)	10.69%	5.03%	6.19%	6.59%	5.92%
Net investment income, net waiver and reimbursement (C,D)	5.71	% (F)	11.81%	5.56%	6.65%	6.88%	6.13%
Portfolio turnover rate	14	% (E)	42%	22%	30%	11%	32%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Not Annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Stone Beach Income Opportunity Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the		For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019		June 30, 2018		June 30, 2017
	(Unaudited)
Net asset value, beginning of year/period	$8.80		$9.63	$9.50	$9.58		$9.58		$9.84

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.19		0.28	0.36	0.39		0.22		0.31
Net realized and unrealized gain (loss) on investments	(0.36)		(0.64)	0.27	0.06		0.02	(B)	(0.24)
Total from investment operations	(0.17)		(0.36)	0.63	0.45		0.24		0.07

LESS DISTRIBUTIONS:
From net investment income	(0.23)		(0.40)	(0.41)	(0.53)		(0.24)		(0.21)
From return of capital	—		(0.07)	(0.09)	—		—		(0.12)
Total distributions	(0.23)		(0.48)	(0.50)	(0.53)		(0.24)		(0.33)

Net asset value, end of year/period	$8.40		$8.80	$9.63	$9.50		$9.58		$9.58

Total return (C)	(2.00	)% (J)	(3.77)%	6.77%	4.89	% (D)	2.48	% (D)	0.69%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$658		$1,098	$1,505	$123		$169		$656
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E,F)	2.35	% (K)	2.18%	2.24%	2.60%		2.75%		3.16%
Expenses, net waiver and reimbursement (E,F)	1.60	% (K)	1.60%	1.58%	1.57%		1.55%		1.55%
Net investment income, before waiver and reimbursement (E,H)	3.61	% (K)	2.40%	3.13%	3.03%		1.08%		1.67%
Net investment income, net waiver and reimbursement (E,H)	4.36	% (K)	2.99%	3.73%	4.07%		2.30%		3.13%
Portfolio turnover rate (I)	332	% (J)	660%	589%	168%		369%		41%

	Class C
	For the		For the	For the	For the		For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019		June 30, 2018		June 30, 2017
	(Unaudited)
Net asset value, beginning of year/period	$8.78		$9.60	$9.47	$9.55		$9.57		$9.83

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.17		0.21	0.29	0.32		0.17		0.21
Net realized and unrealized gain (loss) on investments	(0.38)		(0.63)	0.27	0.06		(0.02)		(0.22)
Total from investment operations	(0.21)		(0.42)	0.56	0.38		0.15		(0.01)

LESS DISTRIBUTIONS:
From net investment income	(0.19)		(0.33)	(0.34)	(0.46)		(0.17)		(0.16)
From return of capital	—		(0.07)	(0.09)	—		—		(0.09)
Total distributions	(0.19)		(0.40)	(0.43)	(0.46)		(0.17)		(0.25)

Net asset value, end of year/period	$8.38		$8.78	$9.60	$9.47		$9.55		$9.57

Total return (C)	(2.38	)% (J)	(4.43)%	6.01%	4.14	% (D)	1.59	% (D)	(0.08)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$409		$484	$902	$199		$190		$178
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E,G)	3.10	% (K)	2.93%	2.96%	3.35%		3.50%		3.91%
Expenses, net waiver and reimbursement (E,G)	2.35	% (K)	2.35%	2.33%	2.32%		2.30%		2.30%
Net investment income (loss), before waiver and reimbursement (E,H)	3.19	% (K)	1.64%	2.37%	2.38%		0.54%		0.54%
Net investment income, net waiver and reimbursement (E,H)	3.94	% (K)	2.22%	2.99%	3.40%		1.74%		2.16%
Portfolio turnover rate (I)	332	% (J)	660%	589%	168%		369%		41%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended June 30,2018, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Manager not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(E)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.33%	2.16%	2.24%	2.60%	2.75%	3.16%
Expenses, net waiver and reimbursement	1.58%	1.58%	1.58%	1.57%	1.55%	1.55%

(G)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	3.08%	2.92%	2.96%	3.35%	3.50%	3.91%
Expenses, net waiver and reimbursement	2.33%	2.33%	2.33%	2.32%	2.30%	2.30%

(H)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(I)	The portfolio turnover rate excludes dollar roll transactions for the year ended June 30, 2021, June 30, 2020, June 30, 2019 and June 30, 2018. If these were included in the calculation the turnover percentage would be 950%, 811%, 242%, and 415%, respectively.

(J)	Not annualized.

(K)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Stone Beach Income Opportunity Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the		For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019		June 30, 2018		June 30, 2017
	(Unaudited)
Net asset value, beginning of year/period	$8.78		$9.60	$9.48	$9.55		$9.58		$9.84

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.21		0.31	0.41	0.42		0.27		0.32
Net realized and unrealized gain (loss) on investments	(0.38)		(0.63)	0.23	0.07		(0.03)		(0.23)
Total from investment operations	(0.17)		(0.32)	0.64	0.49		0.24		0.09

LESS DISTRIBUTIONS:
From net investment income	(0.24)		(0.43)	(0.43)	(0.56)		(0.27)		(0.23)
From return of capital	—		(0.07)	(0.09)	—		—		(0.12)
Total distributions	(0.24)		(0.50)	(0.52)	(0.56)		(0.27)		(0.35)

Net asset value, beginning of year/period	$8.37		$8.78	$9.60	$9.48		$9.55		$9.58

Total return (B)	(1.99	)% (H)	(3.43)%	6.93%	5.28	% (C)	2.48	% (C)	0.93%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$19,783		$27,545	$26,882	$11,154		$8,527		$4,077
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D,E)	2.10	% (I)	1.93%	1.99%	2.35%		2.50%		2.91%
Expenses, net waiver and reimbursement (D,E)	1.35	% (I)	1.35%	1.33%	1.32%		1.30%		1.30%
Net investment income, before waiver and reimbursement (D,F)	4.08	% (I)	2.71%	3.61%	3.42%		1.64%		1.67%
Net investment income, net waiver and reimbursement (D,F)	4.83	% (I)	3.30%	4.26%	4.44%		2.84%		3.27%
Portfolio turnover rate (G)	332	% (H)	660%	589%	168%		369%		41%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement	2.08%	1.92%	3.97%	2.35%	2.50%	2.91%
Expenses, net waiver and reimbursement	1.33%	1.33%	2.65%	1.32%	1.30%	1.30%

(F)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	The portfolio turnover rate excludes dollar roll transactions for the year ended June 30, 2021, June 30, 2020, June 30, 2019 and June 30, 2018. If these were included in the calculation the turnover percentage would be 950%, 811%, 242%, and 415%, respectively.

(H)	Not annualized.

(I)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2021	SEMI-ANNUAL REPORT

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-nine series. These financial statements include the following seven series set forth below (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below. The Funds’ investment manager is Catalyst Capital Advisors, LLC (the “Manager” or “CCA”).

Fund	Sub-Advisor	Primary Objective
Catalyst Insider Income (“Insider Income”)		Current income
Catalyst Enhanced Income Strategy (“Enhanced Income”)	Wynkoop, LLC	Current income
Catalyst/MAP Global Balanced (“Global Balanced”)	Managed Asset Portfolios, LLC (“MAP”)	Total return which consists of current income and capital appreciation
Catalyst/ CIFC Floating Rate Income (“Floating Rate Income”)	CIFC Investment Management, LLC	Current income
Catalyst/SMH High Income (“High Income”)	SMH Capital Advisors LLC (“SMH”)	Income with capital appreciation as secondary objective
Catalyst/SMH Total Return Income (“Total Return Income”)	SMH	Income and capital appreciation
Catalyst/Stone Beach Income Opportunity (“Income Opportunity”)	Stone Beach Investment Management, LLC	Current income

The Funds are registered as non-diversified except Global Balanced, Floating Rate Income and Income Opportunity, which are diversified.

As of December 31, 2021, each Fund offers Class A, Class C and Class I shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

a)       Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities including Bank Loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “open-end funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2021 for each Fund’s assets and liabilities measured at fair value:

Insider Income
Assets(a)	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$32,412,265	$—	$32,412,265
Corporate Bonds	—	83,660,254	—	83,660,254
Total Assets	$—	$116,072,519	$—	$116,072,519

Enhanced Income
Assets(a)	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$421,157,035	$—	$421,157,035
U.S. Government Agency Obligations	—	25,488,840	—	25,488,840
Short-Term Investment	7,563,505	—	—	7,563,505
Total Assets	$7,563,505	$446,645,875	$—	$454,209,380

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

Global Balanced
Assets(a)	Level 1	Level 2	Level 3	Total
Closed-End Fund	$416,890	$—	$—	$416,890
Common Stocks	13,440,067	—	—	13,440,067
Convertible Bond	—	275,172	—	275,172
Corporate Bonds	—	4,136,771	—	4,136,771
U.S. Government & Agencies	—	987,148	—	987,148
Total Assets	$13,856,957	$5,399,091	$—	$19,256,048
Derivatives
Liabilities(a)
Call Options Written	$(114,700)	$—	$—	$(114,700)
Total Liabilities	$(114,700)	$—	$—	$(114,700)

Floating Rate Income
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$155,074	$—	$—	$155,074
Asset Backed Securities	—	11,325,029	—	11,325,029
Corporate Bonds	—	1,610,082	—	1,610,082
Bank Loans	—	184,385,063	—	184,385,063
Short-Term Investments	14,448,216	—	—	14,448,216
Total Assets	$14,603,290	$197,320,174	$—	$211,923,464

High Income
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$239,428	$—	$—	$239,428
Preferred Stock	468,505	—	—	468,505
Convertible Bonds	—	5,279,379	—	5,279,379
Corporate Bonds	—	19,936,122	—	19,936,122
Warrants	—	164,565	—	164,565
Collateral for Securities Loaned	—	7,037,089	—	7,037,089
Total Assets	$707,933	$32,417,155	$—	$33,125,088

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

Total Return Income
Assets(a)	Level 1	Level 2	Level 3	Total
Closed End Funds	$383,187	$—	$—	$383,187
Common Stock	10,155,693	—	—	10,155,693
Convertible Bonds	—	2,319,812	—	2,319,812
Corporate Bonds	—	8,729,834	—	8,729,834
Warrant	1,834	—	—	1,834
Collateral for Securities Loaned	—	6,592,086	—	6,592,086
Total Assets	$10,540,714	$17,641,732	$—	$28,182,446

Income Opportunity
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$387,911	$—	$—	$387,911
Exchange Traded Fund	103,530	—	—	103,530
Preferred Stocks	100,000	—	—	100,000
Mortgage-Backed Securities	—	8,993,578	—	8,993,578
U.S. Government & Agencies	—	859,271	—	859,271
Put Options Purchased	236	—	—	236
Short-Term Investments	5,292,929	—	—	5,292,929
Total Assets	$5,884,606	$9,852,849	$—	$15,737,455
Derivatives
Assets(a)
Futures Contracts	$29,127	$—	$—	$29,127
Total	$29,127	$—	$—	$29,127
Liabilities(a)
Futures Contracts	$22,013	$—	$—	$22,013
Call Options Written	4,634	—	—	4,634
Total	$26,647	$—	$—	$26,647

Insider Income, Enhanced Income, Global Balanced and Floating Rate Income and Income Opportunity did not hold any Level 3 securities during the period. High Income and Total Return Income held level 3 securities. A reconciliation used in determining High Income’s and Total Return Income’s Level 3 securities is shown in the Level 3 Input table below.

(a)	Refer to the Portfolio of Investments for security details.

The following is a reconciliation for which Level 3 inputs were used in determining value:

	High Income	High Income	Total Return Income
	Energy Conversion		Energy Conversion
	Devices, Inc.	PHI Group, Inc.	Devices, Inc.
Beginning balance June 30, 2021	$0	$0	$0
Purchases	—	—	—
Total realized gain/(loss)	—	—	—
Change in unrealized depreciation	—	—	—
Proceeds from sale/maturities/calls	—	—	—
Capital distribution	—	—	—
Net transfers in/(out) of Level 3	—	—	—
Ending balance December 31, 2021	$0	$0	$0

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

The total change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments still held at December 31, 2021, was $0 and $0 for High Income and Total Return Income, respectively.

Quantitative disclosures of unobservable inputs and assumptions used by High Income and Total Return Income are below.

Fund	Investment Type	Fair Value	Valuation Methodology	Unobservable Input Type	Market Value impact if input increases
High Income	Corporate Bonds	$0	Bankruptcy	Potential Future Cash Payments	Increase
Total Return Income	Corporate Bonds	$0	Bankruptcy	Potential Future Cash Payments	Increase

Fair value securities as a percent of net assets at December 31, 2021, were 0.0% and 0.0% for High Income and Total Return Income, respectively.

b)     Accounting for Options - The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the relevant Fund’s agent in acquiring the options). For the six months ended December 31, 2021, Global Balanced, Income Opportunity and Total Return Income invested in options.

Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. For the six months ended December 31, 2021, only Income Opportunity invested in Futures Contracts.

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

TBA Commitments – In a mortgage-backed “to-be-announced” or “TBA” transaction, a seller agrees to deliver a mortgage backed security at a future date, but does not specify the particular MBS to be delivered. Instead, the seller agrees to accept any MBS that meets specified terms. The principal risks of mortgaged backed TBA transactions are increased interest rate risk and increased overall investment exposure.

Derivatives Risk - The use of derivative instruments, such as forwards, interest rate swaps, futures and options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Credit Risk - Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed- income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

LIBOR Risk - The Funds’ investment, payment obligations and financing terms may be based on floating rates such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. The use of LIBOR is being phased out. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Funds’ transactions and the financial markets generally. As such, the potential effect of the transition away from the LIBOR on the Funds’ investments cannot yet be determined.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Market Risk - Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; climate-change and climate related events; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID -19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at December 31, 2021, was as follows:

Fund	Derivative	Risk Type	of Assets and Liabilities	derivatives
Global Balanced	Call options written	Equity	Options written	$(114,700)
			Total	$(114,700)
Income Opportunity	Futures	Interest	Net unrealized appreciation on futures contracts	$29,127
		Interest	Net unrealized depreciation on futures contracts	(22,013)
	Put options purchased	Equity	Investments in securities, at value	236
	Call options written	Equity	Options written	(4,634)
			Total	$2,716

The effect of derivative instruments on the Statements of Operations for the six months ended December 31, 2021, was as follows:

				Realized and unrealized
Fund	Risk Type	Derivative	Location of gain (loss) on derivatives	gain (loss) on derivatives
Global Balanced
	Options written	Equity	Net change in unrealized depreciation on options written	$(36,089)
			Totals	$(36,089)
Total Return Income
	Options written	Equity	Net realized gain on options written	8,494
	Options written	Equity	Net change in unrealized depreciation on options written	(1,488)
			Totals	$7,006
Income Opportunity
	Options purchased	Equity	Net realized gain on options purchased	$(79)
	Options written	Equity	Net realized gain on options written	49,266
	Futures	Interest Rate	Net realized loss on futures	57,457
	Options purchased	Equity	Net change in unrealized appreciation on options purchased	17
	Options written	Equity	Net change in unrealized depreciation on options written	1,168
	Futures	Interest Rate	Net change in unrealized depreciation on futures	50,084
			Totals	$157,913

The notional value of derivative instruments outstanding as of December 31, 2021, as disclosed in the Schedules of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

The following table presents the Funds’ assets and liabilities available for offset net of collateral pledged as of December 31, 2021:

						Gross Amounts Not Offset in the Statements
						of Assets & Liabilities
		Gross Amounts of	Gross Amounts Offset	Net Amounts of Assets or		Financial
		Recognized	in the Statement of	Liabilities Presented in the		Instruments		Cash Collateral	Net Amount of
	Counterparty	Assets/Liabilities	Assets & Liabilities	Statement of Assets & Liabilities		Pledged		Pledged	Assets
Global Balanced
Description of Liability:
Options Written	Pershing	$(114,700)	$—	$(114,700	) (1)	$114,700	(2)	$—	$—
Total		$(114,700)	$—	$(114,700)		$114,700		$—	$—
Income Opportunity

Description of Asset:
Futures Contracts	Wedbush	$29,127	$—	$29,127	(1)	$(22,013	) (2)	$—	$7,114
Total		$29,127	$—	$29,127		$(22,013)		$—	$7,114
Description of Liability:
Futures Contracts	Wedbush	$(22,013)	$—	$(22,013	) (1)	$—	(2)	$22,013	$—
Options Written	Interactive Brokers	(4,634)	—	(4,634	) (1)	4,634	(2)	—	—
Total		$(26,647)	$—	$(26,647)		$4,634		$22,013	$—

(1)	Value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

c)       Deposits with Broker for futures and options

Fund	Broker	Deposit with Broker
Income Opportunity	Interactive Brokers	$(211,809)
	Wedbush	792,494

d)       Investment Companies – Some Funds may invest in other investment companies, including closed-end funds and exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying funds in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the underlying funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the underlying funds is subject to its own specific risks, but the manager/sub-advisor expects the principal investments risks of such underlying funds will be similar to the risks of investing in the Funds.

e)       Federal Income Tax - The Funds have qualified and/or intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the period ended December 31, 2021, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2021, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on or to be taken on Federal income tax returns for all open tax years (tax years or periods ended 2019-2021 for the Funds) or expected to be taken in 2022 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

f)       Security Transactions and Investment Income - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in MLPs generally are comprised of income and return of capital. The Funds record these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available.

g)       Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

h)       Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

i)       Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. The following table summarizes each Fund’s dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Insider Income	Daily	Annually
Enhanced Income	Monthly	Annually
Global Balanced	Quarterly	Annually
Floating Rate Income	Daily	Annually
High Income	Monthly	Annually
Total Return Income	Monthly	Annually
Income Opportunity	Monthly	Annually

j)       Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

k)       Indemnification - The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

l)       Redemption Fees and Sales Charges (loads) - A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Global Balanced and Total Return Income. A maximum sales charge of 4.75% is imposed on Class A shares of the Insider Income, Enhanced Income, Floating Rate Income, High Income and Income Opportunity. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class A in the event of certain redemption transactions within one year following such investments. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. There were no CDSC fees paid by the shareholders of the Funds.

m)       Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

n)       Distributions from REITS — Distribution from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2021, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Insider Income	$42,702,317	$13,312,489
Enhanced Income	216,713,658	98,728,482
Global Balanced	3,197,640	3,313,699
Floating Rate Income	158,603,821	114,539,639
High Income	7,311,364	4,777,646
Total Return Income	4,925,394	2,897,030
Income Opportunity	57,907,987	67,712,131

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

CCA acts as investment manager for the Funds pursuant to the terms of a Management Agreement with the Trust, on behalf of the Funds (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. The investment sub-advisors are responsible for the day-to-day management of their Fund’s portfolios. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee as shown in the below table, such fees are to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Manager, not the Funds.

The Manager and the Trust, with respect to the Funds have entered into Expense Limitation Agreements (the “limitation”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) do not exceed the expense limitation shown in the table below, and is based on each Fund’s average daily net assets.

For the six months ended December 31, 2021, the Manager waived management fees and reimbursed expenses. The Manager may recapture a portion of the waived and/or reimbursed amounts. The Manager may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date the waiver and/or reimbursement was incurred if the Fund is able to make the repayment without exceeding the limitation in effect at that time of the waiver and the limitation in effect at the time of recoupment, no later than the dates as stated below:

						Management
						Fees Waived/
	Management		Expense Limitation			Expenses
Fund	Agreement	Cl A	Cl C	Cl I	Expires	Reimbursed
Insider Income	0.75%	1.00%	1.75%	0.75%	10/31/2022	$175,664
Enhanced Income	1.50%	1.75%	2.50%	1.50%	10/31/2022	462,614
Global Balanced	1.00%	1.22%	1.97%	0.97%	10/31/2022	82,452
Floating Rate Income	1.00%	1.15%	1.90%	0.90%	10/31/2022	350,022
High Income	1.00%	1.48%	2.23%	1.23%	10/31/2022	55,037
Total Return Income	1.00%	1.58%	2.33%	1.33%	10/31/2022	36,512
Income Opportunity	1.25%	1.58%	2.33%	1.33%	10/31/2022	186,686

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

	Recapture Expires
	June 30,
Fund	2022	2023	2024
Insider Income	$126,505	$209,122	$272,702
Enhanced Income	86,403	283,966	646,409
Global Balanced	131,387	170,253	169,008
Floating Rate Income	243,895	427,070	535,848
High Income	102,216	111,113	111,458
Total Return Income	84,675	88,817	92,056
Income Opportunity	114,875	121,305	186,686

A Trustee and Officer of the Trust is also the controlling member of MFund Services LLC and the Manager, and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust and the Chairman of the Trust’s Audit Committee receives an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to rule 12b-1 under the 1940 Act. Each class of shares, excluding Class I shares, allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC (the “Distributor”) and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares. Alt Fund Distributors LLC, acts as a wholesale marketing and distribution agent for the Funds. As compensation for these services, Alt Fund Distributors is entitled to reimbursement, through the Funds’ Rule 12b-1 Plan, of expenses attributable to sales of Fund shares including marketing materials, broker commission financing costs, and wholesaling fees.

For the six months ended December 31, 2021, the 12b-1 expenses accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C
Insider Income	$6,925	$20,742
Enhanced Income	52,106	122,848
Global Balanced	3,288	32,557
Floating Rate Income	25,866	83,695
High Income	11,780	24,007
Total Return Income	8,059	32,075
Income Opportunity	1,046	2,274

Pursuant to the Management Services Agreement between the Trust and MFund Services LLC (“MFund”), MFund provides the Funds with various management and administrative services (the “Management Services Agreement”). For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee which scales downward based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement.

Pursuant to the Management Services Agreement, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out-of- pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund at December 31, 2021 for management and chief compliance officer services accrued for the period are shown in the Statements of Operations under “Management services fees” and “Compliance officer fees.”

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) - an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Officers of the Trust are also employees of UFS, and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of the Distributor and UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

(4)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Insider Income	$115,772,314	$901,967	$(601,762)	$300,205
Enhanced Income	461,467,240	7,546,763	(14,804,623)	(7,257,860)
Global Balanced	16,352,270	4,169,277	(1,380,199)	2,789,078
Floating Rate Income	211,915,206	700,285	(515,187)	185,098
High Income	35,158,835	1,538,637	(3,572,384)	(2,033,747)
Total Return Income	29,291,140	2,346,306	(3,455,000)	(1,108,694)
Income Opportunity	14,124,834	688,109	(1,200,105)	(511,996)

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2021 and June 30, 2020 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2021	Income	Capital Gains	Capital	Total
Insider Income	$2,202,374	$—	$—	$2,202,374
Enhanced Income	15,289,028	—	—	15,289,028
Global Balanced	342,591	1,477	—	344,068
Floating Rate Income	4,148,934	—	—	4,148,934
High Income	838,540	—	16,121	854,661
Total Return Income	803,017	—	4,671	807,688
Income Opportunity	1,466,734	—	249,891	1,716,625

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2020	Income	Capital Gains	Capital	Total
Insider Income	$1,661,563	$25,810	$—	$1,687,373
Enhanced Income	4,471,631	—	—	4,471,631
Global Balanced	428,787	229,144	—	657,931
Floating Rate Income	4,072,281	—	43,854	4,116,135
High Income	889,332	—	115,874	1,005,206
Total Return Income	865,500	—	155,090	1,020,590
Income Opportunity	829,375	—	209,605	1,038,980

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

As of June 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Insider Income	$28,523	$—	$(411,816)	$(547,719)	$—	$2,775,163	$1,844,151
Enhanced Income	766,848	—	—	—	—	700,535	1,467,383
Global Balanced	294,935	493,034	—	—	—	2,592,850	3,380,819
Floating Rate Income	15,004	—	—	(10,332,484)	(60,641)	918,378	(9,459,743)
High Income	—	—	(1,013,634)	(29,275,204)	—	(1,113,718)	(31,402,556)
Total Return Income	—	—	(1,971,841)	(16,752,039)	—	(797,335)	(19,521,215)
Income Opportunity	—	—	(880,120)	(1,600,875)	(1,840)	104,361	(2,378,474)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, straddles, dividends payable, deemed dividend distributions, mark-to-market of passive foreign investment companies, open forward foreign currency contracts, and 1256 option contracts, future contracts, partnerships, C-Corporation adjustments, and dividend distributions from business development companies. In addition, the amount listed under other book/tax differences is primarily attributable to dividends payable and straddles deferrals. The unrealized appreciation (depreciation) in the table above may include unrealized foreign currency gains (losses). In addition, the amount listed under other book/tax differences are primarily attributable to the tax deferral of losses on straddles.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Insider Income	$411,816
Enhanced Income	—
Global Balanced	—
Floating Rate Income	—
High Income	1,013,634
Total Return Income	1,971,841
Income Opportunity	880,120

At June 30, 2021, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized, as follows:

	Non - Expiring			CLCF
	Short-Term	Long-Term	Total	Utilized
Insider Income	$547,719	$—	$547,719	$—
Enhanced Income	—	—	—	533,330
Global Balanced	—	—	—	—
Floating Rate Income	3,161,916	7,170,568	10,332,484	—
High Income	—	29,275,204	29,275,204	—
Total Return Income	532,960	16,219,079	16,752,039	—
Income Opportunity	1,425,169	175,706	1,600,875	—

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions, net operating losses, adjustments for prior year tax returns, and book/tax basis treatment of non-deductible expenses, resulted in reclassification for the following Funds for the year ended June 30, 2021 as follows:

	Paid In	Accumulated
	Capital	Earnings (Losses)
Insider Income	$(260)	$260
Enhanced Income	(820)	820
Global Balanced	—	—
Floating Rate Income	—	—
High Income	—	—
Total Return Income	(40,960)	40,960
Income Opportunity	(39,576)	39,576

(6)	LINE OF CREDIT

Currently, the Funds have a $150,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”). Prior to January 28, 2021, the Funds had a $250,000,000 uncommitted line of credit. Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on an annualized basis. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that the Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so. During the six months ended December 31, 2021, Floating Rate and Income Opportunity did not access the line of credit. The Funds accessed the line of credit, based only on the days borrowed, as follows:

	Average Amount			Outstanding
	Borrowings	Interest	Average	Borrowings
	Outstanding	Expense (1)	Interest Rate	12/31/2021
Insider Income	$886,413	$480	3.25%	$—
Enhanced Income	—	—	—	—
Global Balanced	400,036	72	3.25%	414,035
Floating Rate	—	—	—	—
High Income	379,100	186	3.25%	631,000
Total Return	25,600	11	3.25%	40,000
Income Opportunity	—	—	—	—

(1)	Includes only Interest Expense for the year ended December 31, 2021 and may not agree back to the Statement of Operations, which also may include overdrafts, line of credit fees, and broker interests.

(7)	SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement with the Bank. Each participating Fund can lend its securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held on loan, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the Funds collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Securities lending income, if any, is disclosed in the Funds’ Statements of Operations and is net of fees retained by the counterparty. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market. The remaining contractual maturity of all securities lending transactions are overnight and continuous.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021	SEMI-ANNUAL REPORT

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2021.

			Percentage of Total
Fund	Market Value of Loaned Securities	Market Value of Collateral	Investment Income
High Income *	$6,864,356	$7,037,089	1.60%
Total Return	6,445,845	6,592,086	1.02%

*	Securities collateralized below 102% or 105% for foreign securities. The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% or 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% or 105% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102% or 105%.

(8)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2021, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

			Floating Rate		Total Return	Income	Global
Owner	Insider Income	Enhanced Income	Income	High Income	Income	Opportunity	Balanced
LPL Financial (1)	—	—	—	—	—	36%	—
Charles Schwab & Co.(1)	—	25%	—	—	—	—	—
Pershing LLC(1)	26%	—	—	34%	—	—	—
Raymond James (1)	—	—	—	—	—	—	33%
Wells Fargo(1)	—	—	—	—	55%	—	—

(9)	NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (’‘ASU 2020-04’’). The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any of applying this ASU.

(10)	NEW REGULATORY UPDATES

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivative by registered investment companies (“Rule 18f -4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19,2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Funds. When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Funds’ use of derivatives.

(11)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2021

Approval of the Renewal of the Sub-Advisory Agreement between Catalyst Capital Advisors, LLC and Wynkoop, LLC with respect to the Catalyst/Enhanced Income Strategy Fund

At a meeting held on November 15-16, 2021, the Board of Trustees (the “Board” ) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between Catalyst Capital Advisors, LLC (“Catalyst”) and Wynkoop, LLC (“Wynkoop) with respect to Catalyst Enhanced Income Strategy Fund (the “Fund”)

The Board examined Wynkoop’s responses to a series of questions regarding, among other things, its sub-advisory services provided to the Fund, comparative fee and expense information, and Wynkoop’s profitability from managing the Fund. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Sub-Advisory Agreement.

Nature, Extent, and Quality of Services. The Board reviewed Wynkoop’s corporate structure, officers, owners, and compliance record. The Board discussed the investment sub-advisory services Wynkoop provided to the Fund. The Board considered the experience of Wynkoop’s key personnel and noted its satisfaction with the background and experience of each individual. The Board acknowledged that Wynkoop reviewed and utilized street research but made investment decisions based on its understanding of prevailing market conditions and the availability of investments as informed by its research. The Board remarked favorably on Wynkoop’s sound understanding of risk management. It noted that Wynkoop monitored trading activity daily and reviewed credit and investment limitations on an ongoing basis. The Board observed that Wynkoop reported no material compliance or litigation issues since the most recent renewal of the Sub-Advisory Agreement. The Board concluded that the services provided by Wynkoop were satisfactory and in line with its expectations.

Performance. The Board discussed that the Fund significantly outperformed the Bloomberg US Aggregate Bond TR Index over the 1-year and since inception periods. After discussion, the Board concluded that the performance of the Fund was acceptable.

Fees and Expenses. The Board noted that Catalyst charged an advisory fee of 1.50% for the Fund and that 50% of the net advisory fee was paid by Catalyst to Wynkoop. The Board acknowledged that Wynkoop’s sub-advisory fee for the Fund was lower than the fee Wynkoop charged to other accounts with similar strategies. The Board discussed the allocation of fees between Catalyst and Wynkoop relative to their respective duties and other factors and agreed the allocation for the Fund was appropriate. The Board concluded that the sub-advisory fee received by Wynkoop for the Fund was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by Wynkoop, noting that Wynkoop was earning a reasonable profit from sub-advising the Fund and that profits were used to compensate owner personnel that provided services to the Fund. The Board concluded that the excessive profitability of Wynkoop was not an issue at this time.

Economies of Scale. The Board considered whether it was likely that Wynkoop would realize economies of scale with respect to the sub-advisory services provided to the Fund. The Board agreed that this was primarily an advisor level issue and should be considered with respect to the overall management agreement, taking into consideration the impact of

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2021

the sub-advisory expense. The Board concluded that, based on the current size of the Fund, it was unlikely that Wynkoop was benefitting from any material economies of scale.

Conclusion. Having requested and received such information from Wynkoop as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement between Catalyst and Wynkoop, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2021

Approval of the Renewal of the Sub-Advisory Agreement between Catalyst Capital Advisors, LLC and Stone Beach Investment Management, LLC with respect to the Catalyst/Stone Beach Income Opportunity Fund

At a meeting held on August 23, 2021, the Board of Trustees (the “Board”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) between Catalyst Capital Advisors, LLC (“Catalyst”) and Stone Beach Investment Management, LLC (“Stone Beach”) with respect to Stone Beach Income Opportunity Fund (the “Fund”)

The Board examined Stone Beach’s responses to a series of questions regarding, among other things, its sub-advisory services provided to the Fund, comparative fee and expense information, and Stone Beach’s profitability from managing the Fund. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Sub-Advisory Agreement.

Nature, Extent, and Quality of Services. The Board observed there had been no changes in Stone Beach’s investment personnel. The Board acknowledged that Stone Beach had credible portfolio managers and a risk manager focused on risk mitigation with third-party compliance support. The Board noted that Stone Beach’s investment process was premised on a disciplined, fundamental-value approach to security selection that focused on the underlying characteristics of potential investments. It discussed that Stone Beach employed an active management approach to adjust Stone Beach IO’s portfolio composition in an effort to maximize income and minimize loss. The Board noted that Stone Beach evaluated risks associated with the Fund on a daily basis and reviewed market offerings throughout the day for relative value candidates consistent with Stone Beach’s risk profile. The Board discussed that Stone Beach chose broker-dealers based on relationships that had been cultivated over the past several decades. The Board reviewed Stone Beach’s representation that there were no material compliance issues or litigation proceedings in the past year. The Board concluded that the services provided by Stone Beach were consistent with its expectations.

Performance. The Board discussed that the Fund underperformed the Bloomberg Barclays MBS Index for the 1-year, 3-year and since inception periods. The Board recalled Stone Beach’s explanation that the Fund was expected to underperform in low interest rate environments as the Fund’s investments in mortgage-backed securities were susceptible to prepayment risk. The Board concluded that the Fund’s performance was acceptable given the period of historically low interest rates.

Fees and Expenses. The Board noted that Catalyst charged a management fee of 1.25% for the Fund, and that 50% of the net advisory fee (after certain expenses) was paid to Stone Beach by Catalyst as a sub-advisory fee. The Board concluded that the sub-advisory fee was not unreasonable in light of the services performed by Stone Beach, and in light of the allocation of fees and responsibilities between Catalyst and Stone Beach.

Profitability. The Board observed that, based on the information Stone Beach provided, Stone Beach did not earn a profit from the Sub-Advisory Agreement but had adequate resources to continue as sub- advisor to the Fund. The Board concluded therefore that excessive profitability was not an issue for Stone Beach at this time.

Economies of Scale. The Board considered whether Stone Beach had realized economies of scale with respect to the sub-advisory services provided to the Fund. The Board agreed that this was primarily an advisor level issue and should be considered with respect to the overall management agreement, taking into consideration the impact of the sub-advisory expense. The Board agreed that, based on the size of the Fund, Stone Beach did not appear to have benefited from economies of scale.

Conclusion. Having requested and received such information from Stone Beach as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement between Catalyst and Stone Beach, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

CATALYST FUNDS
INFORMATION ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period (07/01/21) and held for the entire period through 12/31/21.

Actual Expenses

The “Actual” columns of the table below provides information about actual account values and actual expenses. You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns of the table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning
	Annualized	Account Value	Ending Account	Expenses Paid	Ending Account	Expenses Paid
	Expense Ratio	07/01/21	Value 12/31/21	During Period *	Value 12/31/21	During Period *
Catalyst Insider Income Fund - Class A	1.00%	$1,000.00	$1,001.90	$5.05	$1,020.16	$5.09
Catalyst Insider Income Fund - Class C	1.75%	1,000.00	998.10	8.81	1,016.38	8.89
Catalyst Insider Income Fund - Class I	0.75%	1,000.00	1,004.20	3.79	1,021.42	3.82
Catalyst Enhanced Income Strategy Fund - Class A	1.75%	1,000.00	1,013.30	8.88	1,016.38	8.89
Catalyst Enhanced Income Strategy Fund - Class C	2.50%	1,000.00	1,009.80	12.66	1,012.60	12.68
Catalyst Enhanced Income Strategy Fund - Class I	1.50%	1,000.00	1,014.50	7.62	1,017.64	7.63
Catalyst/MAP Global Balanced Fund - Class A	1.22%	1,000.00	1,029.70	6.24	1,019.06	6.21
Catalyst/MAP Global Balanced Fund - Class C	1.97%	1,000.00	1,026.30	10.06	1,015.27	10.01
Catalyst/MAP Global Balanced Fund - Class I	0.97%	1,000.00	1,030.90	4.97	1,020.32	4.94
Catalyst/CIFC Floating Rate Income Fund - Class A	1.15%	1,000.00	1,023.70	5.87	1,019.41	5.85
Catalyst/CIFC Floating Rate Income Fund - Class C	1.90%	1,000.00	1,020.10	9.67	1,015.63	9.65
Catalyst/CIFC Floating Rate Income Fund - Class I	0.90%	1,000.00	1,024.90	4.59	1,020.67	4.58
Catalyst/SMH High Income Fund - Class A	1.48%	1,000.00	994.10	7.44	1,017.74	7.53
Catalyst/SMH High Income Fund - Class C	2.23%	1,000.00	992.40	11.20	1,013.96	11.32
Catalyst/SMH High Income Fund - Class I	1.23%	1,000.00	995.30	6.19	1,019.00	6.26
Catalyst/SMH Total Return Income Fund - Class A	1.58%	1,000.00	1,027.80	8.08	1,017.24	8.03
Catalyst/SMH Total Return Income Fund - Class C	2.33%	1,000.00	1,023.60	11.88	1,013.46	11.82
Catalyst/SMH Total Return Income Fund - Class I	1.33%	1,000.00	1,031.20	6.81	1,018.50	6.77
Catalyst/Stone Beach Income Opportunity Fund - Class A	1.58%	1,000.00	975.00	7.87	1,017.24	8.03
Catalyst/Stone Beach Income Opportunity Fund - Class C	2.33%	1,000.00	971.40	11.58	1,013.46	11.82
Catalyst/Stone Beach Income Opportunity Fund - Class I	1.33%	1,000.00	976.30	6.63	1,018.50	6.77

*	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

**	Annualized expense ratio does not include interest expenses or dividend expenses.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-866-447-4228. Please read it carefully before you invest or send money.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. July 2017

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-844-223-8637

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you:

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust doesn’t jointly market.

MUTUAL FUND SERIES TRUST
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

MANAGER
Catalyst Capital Advisors, LLC
53 Palmeras Street, Suite 601
San Juan, PR 00901

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreements, Services Agreements and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset values of shares of the Funds.

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the SEC’s website at http://www.sec.gov.

CatalystIncome-SAR21

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENT

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-ENDED MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi __________
President
Date: March 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi ___________
President
Date: March 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: March 7, 2022